UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

The Northern Trust Company

50 S. LaSalle Street

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: 866-638-5859

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

INDEPENDENT FRANCHISE PARTNERS

US EQUITY FUND

SEMI-ANNUAL REPORT

March 31, 2024

The Securities and Exchange Commission (“SEC”) recently adopted a rule requiring mutual funds to produce “concise and visually engaging” annual and semi-annual reports to shareholders. This streamlined format is intended to highlight key information for retail shareholders to permit them to assess and monitor their fund investments. More detailed information that has historically been part of shareholder reports, such as the shareholder letter, financial statements, and financial highlights, will not appear in the new streamlined shareholder reports, but will be available free of charge upon request to the Fund or via the Fund’s Form N-CSR filed with the SEC on its EDGAR database. The compliance date for funds to implement streamlined shareholder reports is July 24, 2024; therefore, the Fund will issue its first streamlined shareholder reports beginning with its September 30, 2024 annual report. The new rule requires that a hard copy of the Fund’s streamlined shareholder report be mailed to each shareholder, unless the shareholder elects to receive such reports electronically. If you wish to ‘opt-in’ for electronic delivery of the Fund’s annual and semi-annual shareholder reports, please contact your financial advisor (or, for direct shareholders, please contact the Fund at 855-233-0437 (toll free) or 312-557-7902) for assistance in enrolling your account in paperless (i.e., electronic) delivery of shareholder materials.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

March 31, 2024 (Unaudited)

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.3%
Biotechnology	5.1%
Corteva Inc.		1,726,494	$99,566,909

Commercial Services	10.5%
RB Global Inc.		1,750,850	133,362,245
TransUnion		912,530	72,819,894

			206,182,139

Cosmetics/Personal Care	2.3%
Estee Lauder Cos. Inc. - Class A		290,251	44,742,192

Diversified Financials	5.0%
Intercontinental Exchange Inc.		716,772	98,505,976

Entertainment	3.8%
TKO Group Holdings Inc.		857,581	74,103,574

Healthcare Products	1.2%
Revvity Inc.		224,797	23,603,685

Household Products/Wares	3.0%
Reckitt Benckiser Group PLC		1,044,049	59,456,724

Insurance	5.5%
Aon PLC - Class A		325,063	108,480,024

Internet Software & Services	12.5%
Booking Holdings Inc.		23,294	84,507,837
eBay Inc.		1,178,637	62,208,461
Zillow Group Inc. - Class A(a)		244,150	11,685,019
Zillow Group Inc. - Class C(a)		1,788,318	87,234,152

			245,635,469

Media	11.5%
Fox Corp. - Class A		2,165,531	67,716,154
Fox Corp. - Class B		473,138	13,541,210
New York Times (The) Co. - Class A		391,172	16,906,454
News Corp. - Class A		3,394,351	88,864,109
News Corp. - Class B		1,410,055	38,156,088

			225,184,015

Pharmaceuticals	13.0%
Bristol-Myers Squibb Co.		1,868,497	101,328,592
Johnson & Johnson		554,776	87,760,015
Novartis AG - REG		677,811	65,665,407

			254,754,014

Software	10.9%
Aspen Technology Inc.(a)		280,005	59,719,466
Electronic Arts Inc.		540,119	71,657,588
Oracle Corp.		657,750	82,619,978

			213,997,032

Textiles, Apparel & Luxury Goods	2.9%
Cie Financiere Richemont S.A. - Class A - REG		367,640	56,052,004

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tobacco	8.4%
British American Tobacco PLC		1,960,908	$59,547,542
Philip Morris International Inc.		1,158,264	106,120,148

			165,667,690

Toys/Games/Hobbies	3.7%
Nintendo Co. Ltd.		1,328,870	71,947,539

TOTAL COMMON STOCKS (Cost $1,515,917,129)			1,947,878,986

TOTAL INVESTMENTS (Cost $1,515,917,129)	99.3%		1,947,878,986
NET OTHER ASSETS (LIABILITIES)	0.7%		14,330,042

NET ASSETS	100.0%		$1,962,209,028

(a) Non-income producing security.

Abbreviations:

REG – Registered

At March 31, 2024, the Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	71.0%
Canada(b)	6.8
Switzerland	6.2
United Kingdom	6.1
Ireland(b)	5.5
Japan	3.7
Total	99.3%

(b) RB Global Inc. is incorporated in Canada and Aon PLC is incorporated in Ireland; however, their primary listings are on the New York Stock Exchange (NYSE) in the United States. Independent Franchise Partners, LLC therefore defines both as United States equities, consistent with the terms set out in the prospectus.

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENT OFASSETS & LIABILITIES

March 31, 2024 (Unaudited)

Independent Franchise Partners US Equity Fund
Assets:
Investments, at value (Cost:$1,515,917,129)	$1,947,878,986
Cash	27,400,084
Receivable for dividends	4,325,391
Reclaims receivable	3,069,050
Receivable for investments sold	2,840,126
Prepaid expenses	35,219

Total Assets	1,985,548,856

Liabilities:
Securities purchased payable	2,357,403
Capital shares redeemed payable	19,000,000
Investment advisory fees payable	1,000,260
Accounting and Administration fees payable	897,487
Regulatory and Compliance fees payable	28,801
Risk Officer fees payable	7,500
Trustee fees payable	74
Other accrued expenses and payables	48,303

Total Liabilities	23,339,828

Net Assets	$1,962,209,028

Net assets	$1,962,209,028
Shares of common stock outstanding	101,090,125

Net asset value per share	$19.41

Net Assets:
Paid in capital	$1,457,833,915
Distributable earnings (loss)	504,375,113

Net Assets	$1,962,209,028

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2024 (Unaudited)

Independent Franchise Partners US Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $1,061,573)	$18,220,610
Operating expenses:
Investment advisory	5,608,891
Accounting and Administration	484,954
Regulatory and Compliance	85,870
Trustees	31,967
Legal	29,420
Risk Officer	15,000
Other	66,576

Total expenses	6,322,678

Net investment income	11,897,932

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	85,373,060
Net realized gains from foreign currency transactions	23,130
Change in unrealized appreciation (depreciation) on investments	132,753,409
Change in unrealized appreciation (depreciation) on foreign currency	(7,003)

Net realized and unrealized gains from investment activities	218,142,596

Change in Net Assets Resulting from Operations	$230,040,528

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NETASSETS

For the six months ended March 31, 2024 (Unaudited) and the year ended September 30, 2023

	Independent Franchise Partners US Equity Fund
	2024	2023
Increase (decrease) in net assets:
Operations:
Net investment income	$11,897,932	$23,606,559
Net realized gains (losses) from investment and foreign currency transactions	85,396,190	118,053,851
Change in unrealized appreciation (depreciation) on investments and foreign currency .	132,746,406	212,148,496

Change in net assets resulting from operations	230,040,528	353,808,906

Dividends paid to shareholders:
From distributable earnings	(145,543,249)	(235,042,088)

Total dividends paid to shareholders	(145,543,249)	(235,042,088)

Capital Transactions:
Proceeds from sale of shares	8,854,655	127,417,010
Value of shares issued to shareholders in reinvestment of dividends	140,586,322	203,432,724
Value of shares redeemed	(94,115,342)	(117,449,197)

Change in net assets from capital transactions	55,325,635	213,400,537

Change in net assets	139,822,914	332,167,355
Net assets:
Beginning of period	1,822,386,114	1,490,218,759

End of period	$1,962,209,028	$1,822,386,114

Share Transactions:
Sold	482,668	7,004,971
Reinvested	7,853,985	11,882,753
Redeemed	(5,034,730)	(6,417,654)

Change	3,301,923	12,470,070

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

				Independent Franchise Partners US Equity Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019
Net asset value, beginning of period	$18.64		$17.47	$22.26	$19.72	$18.67		$18.55

Income (loss) from operations:
Net investment income	0.12		0.25	0.23	0.31	0.37		0.30
Net realized and unrealized gains (losses) from investments	2.17		3.69	(3.52)	4.70	2.72		1.06

Total from investment operations	2.29		3.94	(3.29)	5.01	3.09		1.36

Less distributions paid:
From net investment income	(0.27)		(0.20)	(0.26)	(0.30)	(0.37)		(0.31)
From net realized gains on investments	(1.25)		(2.57)	(1.24)	(2.17)	(1.68)		(0.93)

Total distributions paid	(1.52)		(2.77)	(1.50)	(2.47)	(2.05)		(1.24)

Increase from redemption fees	—	(a)	— (a)	— (a)	— (a)	0.01		—	(a)

Change in net asset value	0.77		1.17	(4.79)	2.54	1.05		0.12

Net asset value, end of period	$19.41		$18.64	$17.47	$22.26	$19.72		$18.67

Total return(b), (c)	13.02%		23.97%	(15.93%)	27.34%	17.50	%(d)	8.67%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,962,209		$1,822,386	$1,490,219	$2,027,325	$1,677,925		$2,128,522
Ratio of net expenses to average net assets	0.68	%(e)	0.67%	0.68%	0.72%	0.76%		0.76%
Ratio of net investment income to average net assets	1.27	%(e)	1.34%	1.06%	1.42%	1.49%		1.62%
Ratio of gross expenses to average net assets	0.68	%(e)	0.67%	0.68%	0.72%	0.76%		0.76	%(f)

Portfolio turnover rate(b), (g)	12.92%		21.75%	25.80%	23.67%	43.46%		37.99%

(a) Redemption fees were less than $0.005 per share.

(b) Not annualized for periods less than one year.

(c) Total return excludes redemption fees.

(d) During the period, the Adviser reimbursed the Fund for a loss realized in connection with a trade error. Such payment represented 0.02% to the Fund’s total return. (e) Annualized for periods less than one year.

(f) During the periods shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(g) Portfolio turnover rate includes applicable corporate action activity and securities trading as a result of investor subscription and redemption activity.

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of theTrust.The Independent Franchise Partners US Equity Fund (the _IFP US Equity Fund_ or the _Fund_) is a series of the Trust which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements and notes only relate to the Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

Level 1  —quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

The Trustees have designated Independent Franchise Partners, LLP, as investment adviser to the Fund, as the Fund’s Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) according to policies approved by the Board. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an approved independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2024 in valuing the Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Independent Franchise Partners US Equity Fund
Common Stocks(1)	$1,947,878,986	$—	$—	$1,947,878,986
Total Investments	$1,947,878,986	$—	$—	$1,947,878,986

(1) See investment industries in the Schedule of Investments.

As of March 31, 2024, there were no Level 2 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the six months ended March 31, 2024.

CURRENCY TRANSACTIONS

The functional and reporting currency for the Fund is the U.S. dollar. The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statement of Operations.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

8

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in theTrust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States ofAmerica (“GAAP”).These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, redemption in-kind, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

REDEMPTION FEES

The Fund will charge a redemption fee of up to 0.25% of the total redemption amount if you sell your shares, regardless of the length of time you have held your shares and subject to certain exceptions and limitations described in the prospectus. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Fund, to facilitate portfolio management and to avoid (or compensate the Fund for the impact of) transaction and other Fund expenses incurred as a result of shareholder redemptions. Redemption fees charged for the six months ended March 31, 2024 and year ended September 30, 2023 were $106,908 and $173,557, respectively, and are reflected within the value of shares redeemed on the Statements of Changes in Net Assets.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2024, the Fund did not have material uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2020, 2021, 2022 and 2023 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

B. Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, and for the six months ended March 31, 2024, the Fund paid the Adviser a monthly fee based on the Fund’s daily net assets at the following annualized rates:

Adviser’s Assets Under Management(1)	Scale Discount for Assets in each Range(1)	Annualized Rate(1)	Effective Overall Annual Fee(1)
First $1 billion	—	0.80%	0.80%
$1 - 2 billion	0.10%	0.70%	at $2 billion 0.75%
$2 - 3 billion	0.20%	0.60%	at $3 billion 0.70%
$3 - 4 billion	0.30%	0.50%	at $4 billion 0.65%
$4 - 5 billion	0.40%	0.40%	at $5 billion 0.60%
Above $5 billion	—	—	0.60%

(1)

The Adviser’s total assets under management at the end of each calendar quarter are used to calculate the effective annual fee to be applied during the next calendar quarter. During the six months ended March 31, 2024, the effective annualized rate was 0.60% given the Adviser’s total assets under management were in excess of $5 billion during the period. Effective April 1, 2024, the fee is calculated at a rate of 0.58% per annum.

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis.TheAdviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $175,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Carne Global Financial Services (US) LLC (“Carne”) provides risk management and oversight services for the Fund pursuant to a written agreement between the Trust, on behalf of the Fund, and Carne, including providing the Risk Officer to the Fund to administer the Fund’s risk program and oversee the analysis of investment performance and performance of service providers.The Fund has agreed to pay Carne an annual fee of $30,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer” fees on the Statement of Operations.

The officers of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2024, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $132,000 and reimbursement for certain expenses. For the six months ended March 31, 2024, the aggregate Trustee compensation paid by the Trust was $198,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.

10

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, fees and expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund until January 28, 2025. For the six months ended March 31, 2024, there were no expenses reduced by the Adviser. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the Adviser in subsequent fiscal years.

C. Investment Transactions

For the six months ended March 31, 2024, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Fund	Cost of Purchases	Proceeds from sales
Independent Franchise Partners US Equity Fund	$236,350,353	$269,505,668

D. Federal Income Tax

As of March 31, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Independent Franchise Partners US Equity Fund	$1,536,757,223	$451,478,982	$ (40,357,219)	$411,121,763

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2023 and September 30, 2022 for the Fund was as follows:

Independent Franchise Partners US Equity Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2023	$24,755,886	$210,286,202	$235,042,088	$—	$235,042,088
2022	38,179,775	99,342,251	137,522,026	—	137,522,026

As of the latest tax year ended September 30, 2023, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
Independent Franchise Partners US Equity Fund	$40,989,104	$100,553,742	$141,542,846	$—	$—	$278,334,988	$419,877,834

At September 30, 2023, the latest tax year end, the Fund had no capital loss carry-forwards available to offset future net capital gains.

E. Concentration of Ownership Risk

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

11

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

F. Other Risks

The Fund is subject to market risk, which is the risk related to investments in securities in general and the daily fluctuations in the securities markets.The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may be impacted by inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (e.g., COVID-19), climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. These events can have a significant impact on the Fund’s operations and performance.

12

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

A. Summary of Fund Holdings as of March 31, 2024

Market Exposure
Equity Securities	% of Net Assets
Pharmaceuticals	13.0%
Internet Software & Services	12.5
Media	11.5
Software	10.9
Commercial Services	10.5
Tobacco	8.4
Insurance	5.5
Biotechnology	5.1
Diversified Financials	5.0
Entertainment	3.8
Toys/Games/Hobbies	3.7
Household Products/Wares	3.0
Textiles, Apparel & Luxury Goods	2.9
Cosmetics/Personal Care	2.3
Healthcare Products	1.2
Total	99.3%

5 Largest Security Positions
Issuer	% of Net Assets
RB Global Inc	6.8%
Aon PLC - Class A	5.5
Philip Morris International Inc	5.4
Bristol-Myers Squibb Co	5.2
Corteva Inc	5.1
Total	28.0%

B. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2023 and held for the entire period through March 31, 2024.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

13

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense Ratio	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid 10/1/23-3/31/24*
Actual	0.68%	$1,000.00	$1,130.20	$3.62
Hypothetical	0.68%	$1,000.00	$1,021.60	$3.44

*

Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (183), and divided by the number of days in the current year (366).

C. Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the SEC adopted Rule 22e-4 under the 1940 Act. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the SEC adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the SEC when certain liquidity-related events occur.

The Board approved the appointment of the Adviser’s Programme Administrator Team as the administrator of the LRMP for the Fund on November 15, 2018. The Board approved the Fund’s LRMP at its regular board meeting on March 6, 2019. At the Board’s regular meeting on March 6-7, 2024, the Trust’s Chief Compliance Officer and the Adviser each provided a report to the Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Fund’s investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser has contracted with a third party provider of liquidity monitoring services. The Adviser supplies portfolio-level data and certain assumptions to this provider, which the provider uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information.

The LRMP effectively managed the Fund’s liquidity risks for the twelve-month period ended December 31, 2023. During this period, the Fund held no less than 50% of its total net assets in highly liquid investments. Because the Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Fund, and the Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

D. Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Fund at Independent Franchise Partners US Equity Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 855-233-0437 (toll free); and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Fund at 855-233-0437 (toll free); and (ii) on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at 855-233-0437 (toll free).

14

Investment Adviser

Independent Franchise Partners, LLP

Level 1, 10 Portman Square

London, W1H 6AZ

United Kingdom

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

855-233-0437 or 312-557-7902

IFP 03/24

VONTOBEL FUNDS

SEMI-ANNUAL REPORT

March 31, 2024

The Securities and Exchange Commission (“SEC”) recently adopted a rule requiring mutual funds to produce “concise and visually engaging” annual and semi-annual reports to shareholders. This streamlined format is intended to highlight key information for retail shareholders to permit them to assess and monitor their fund investments. More detailed information that has historically been part of shareholder reports, such as the shareholder letter, financial statements, and financial highlights, will not appear in the new streamlined shareholder reports, but will be available free of charge upon request to the Fund or via the Fund’s Form N-CSR filed with the SEC on its EDGAR database. The compliance date for funds to implement streamlined shareholder reports is July 24, 2024; therefore, the Funds will issue its first streamlined shareholder reports beginning with its September 30, 2024 annual report. The new rule requires that a hard copy of a Fund’s streamlined shareholder report be mailed to each shareholder, unless the shareholder elects to receive such reports electronically. If you wish to ‘opt-in’ for electronic delivery of the Funds’ annual and semi-annual shareholder reports, please contact your financial advisor (or, for direct shareholders, please contact the Funds at 866-252-5393 (toll free) or 312-630-6583) for assistance in enrolling your account in paperless (i.e., electronic) delivery of shareholder materials.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

March 31, 2024 (Unaudited)

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value

COMMON STOCKS	97.3%
Consumer Discretionary	1.6%
Hanon Systems		12,462	$54,338
LKQ Corp.		2,813	150,242

			204,580

Financials	0.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		3,756	106,670

Industrials	45.7%
A.O. Smith Corp.		2,005	179,367
Alstom S.A.		7,890	120,276
ANDRITZ A.G.		2,446	152,527
Carrier Global Corp.		2,170	126,142
Cie de Saint-Gobain S.A.		4,121	319,797
Clean Harbors, Inc.(a)		1,277	257,073
Daifuku Co. Ltd.		7,295	172,713
East Japan Railway Co.		12,156	234,399
Ferguson PLC		1,177	257,092
Intertek Group PLC		430	27,055
Jiangsu Zhongtian Technology Co. Ltd. - Class A		32,400	62,593
Johnson Controls International PLC		3,272	213,727
KION Group A.G.		2,113	111,199
MasTec, Inc.(a)		2,292	213,729
Nidec Corp.		1,925	77,951
nVent Electric PLC		1,166	87,916
Prysmian S.p.A.		6,784	354,163
Quanta Services, Inc.		1,176	305,525
Regal Rexnord Corp.		1,139	205,134
Schneider Electric S.E.		1,028	232,514
Siemens A.G. - REG		1,413	269,761
Spirax-Sarco Engineering PLC		941	119,362
Stantec, Inc.		2,631	218,436
Tetra Tech, Inc.		1,231	227,378
Trane Technologies PLC		940	282,188
Union Pacific Corp.		867	213,221
Veralto Corp.		1,263	111,978
Vestas Wind Systems A/S(a)		4,577	127,142
Xylem, Inc.		2,423	313,149

			5,593,507

Information Technology	28.7%
ANSYS, Inc.(a)		763	264,883
Applied Materials, Inc.		2,139	441,126
ASML Holding N.V.		306	294,540
Cadence Design Systems, Inc.(a)		629	195,795
Chroma ATE, Inc.		11,145	88,802
First Solar, Inc.(a)		645	108,876

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets		Shares	Value

Itron, Inc.(a)			1,532	$141,741
Keysight Technologies, Inc.(a)			728	113,845
Murata Manufacturing Co. Ltd.			8,612	160,657
NXP Semiconductors N.V.			1,035	256,442
Power Integrations, Inc.			1,238	88,579
PTC, Inc.(a)			628	118,654
Rohm Co. Ltd.			7,092	113,773
Roper Technologies, Inc.			430	241,161
Samsung SDI Co. Ltd.			507	177,379
Synopsys, Inc.(a)			307	175,451
Trimble, Inc.(a)			2,905	186,966
Universal Display Corp.			733	123,474
Xinyi Solar Holdings Ltd.			120,097	92,985
Zebra Technologies Corp. - Class A(a)			420	126,605

				3,511,734

Materials	10.5%
Air Liquide S.A.			1,577	328,088
Ecolab, Inc.			1,024	236,441
Linde PLC			877	407,209
Smurfit Kappa Group PLC			2,777	126,639
West Fraser Timber Co. Ltd.			2,152	185,817

				1,284,194

Utilities	9.9%
American Water Works Co., Inc.			1,641	200,546
EDP Renovaveis S.A.			6,278	84,967
Iberdrola S.A.			26,428	327,744
National Grid PLC			14,855	199,867
NextEra Energy, Inc.			3,157	201,764
Veolia Environnement S.A.			6,117	198,838

				1,213,726

TOTAL COMMON STOCKS (Cost $9,713,045)				11,914,411

SHORT-TERM INVESTMENTS	3.0%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(b)			367,633	367,633

TOTAL SHORT-TERM INVESTMENTS (Cost $367,633)				367,633

TOTAL INVESTMENTS (Cost $10,080,678)	100.3%			12,282,044
NET OTHER ASSETS (LIABILITIES)	(0.3%	)		(35,349)

NET ASSETS	100.0%			$12,246,695

(a)Non-income producing security.

(b)7-day current yield as of March 31, 2024 is disclosed.

Abbreviations:

REG – Registered

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

At March 31, 2024, the Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS

United States	44.0%

France	9.8

Ireland	9.1

Japan	6.1

Netherlands	4.5

Spain	3.4

Canada	3.3

Germany	3.1

Italy	2.9

United Kingdom	2.8

Jersey	2.1

All other countries less than 2%	6.2
Total	97.3%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.9%
Communication Services	6.3%
Alphabet, Inc. - Class A(a)		3,716	$560,856
Alphabet, Inc. - Class C(a)		9,265	1,410,689
Comcast Corp. - Class A		12,328	534,419

			2,505,964

Consumer Discretionary	10.5%
Amazon.com, Inc.(a)		13,210	2,382,820
Booking Holdings, Inc.		117	424,462
Home Depot (The), Inc.		1,060	406,616
NIKE, Inc. - Class B		4,275	401,764
Starbucks Corp.		6,121	559,398

			4,175,060

Consumer Staples	15.8%
Casey’s General Stores, Inc.		3,845	1,224,440
Coca-Cola (The) Co.		26,511	1,621,943
Hershey (The) Co.		2,131	414,480
Mondelez International, Inc. - Class A		22,158	1,551,060
PepsiCo, Inc.		5,628	984,956
Walmart, Inc.		7,812	470,048

			6,266,927

Financials	18.3%
Berkshire Hathaway, Inc. - Class B(a)		1,459	613,539
CME Group, Inc.		6,688	1,439,860
Intercontinental Exchange, Inc.		12,851	1,766,113
Mastercard, Inc. - Class A		3,513	1,691,755
Progressive (The) Corp.		3,827	791,500
Visa, Inc. - Class A		3,463	966,454

			7,269,221

Health Care	16.7%
Abbott Laboratories		11,186	1,271,401
Becton Dickinson and Co.		4,970	1,229,826
Boston Scientific Corp.(a)		17,659	1,209,465
Intuitive Surgical, Inc.(a)		295	117,732
Thermo Fisher Scientific, Inc.		1,718	998,519
UnitedHealth Group, Inc.		2,727	1,349,047
Zoetis, Inc.		2,869	485,463

			6,661,453

Industrials	7.1%
Copart, Inc.(a)		8,814	510,507
Graco, Inc.		4,253	397,485
RB Global, Inc.		17,500	1,332,975
Union Pacific Corp.		2,440	600,069

			2,841,036

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets		Shares	Value
Information Technology	19.7%
Adobe, Inc.(a)			2,435	$1,228,701
Amphenol Corp. - Class A			6,169	711,594
Intuit, Inc.			1,924	1,250,600
Keysight Technologies, Inc.(a)			2,696	421,600
KLA Corp.			758	529,516
Microsoft Corp.			5,907	2,485,193
ServiceNow, Inc.(a)			649	494,798
Synopsys, Inc.(a)			1,240	708,660

				7,830,662

Materials	4.0%
CRH PLC			6,628	571,731
Sherwin-Williams (The) Co.			1,272	441,804
Vulcan Materials Co.			2,147	585,959

				1,599,494

Real Estate	1.5%
American Tower Corp.			3,067	606,009

TOTAL COMMON STOCKS (Cost $28,352,714)				39,755,826

SHORT-TERM INVESTMENTS	0.3%
Northern Institutional U.S. Government Select Portfolio – Shares Class, 5.20%(b)			111,718	111,718

TOTAL SHORT-TERM INVESTMENTS (Cost $111,718)				111,718

TOTAL INVESTMENTS (Cost $28,464,432)	100.2%			39,867,544
NET OTHER ASSETS (LIABILITIES)	(0.2%	)		(95,461)

NET ASSETS	100.0%			$39,772,083

(a)Non-income producing security.

(b)7-day current yield as of March 31, 2024 is disclosed.

At March 31, 2024, the Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	95.2%
Canada	3.3
All other countries less than 2%	1.4
Total	99.9%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2024 (Unaudited)

	Vontobel Global Environmental Change Fund	Vontobel U.S. Equity Institutional Fund

Assets:
Investments, at value (Cost:$10,080,678 and $28,464,432, respectively)	$12,282,044	$39,867,544
Cash	2,210	13,826
Foreign currencies (Cost:$132,198 and $0, respectively)	132,131	—
Receivable for dividends	11,440	37,522
Reclaims receivable	3,177	3,946
Receivable for investments sold	37,443	—
Receivable from investment adviser	22,280	19,671
Prepaid expenses	39,664	30,632

Total Assets	12,530,389	39,973,141

Liabilities:
Securities purchased payable	172,744	—
Accounting and Administration fees payable	79,221	140,168
Audit fees payable	8,555	33,834
Registration payable	10,966	—
Regulatory and Compliance fees payable	5,729	18,861
Trustee fees payable	480	—
Other accrued expenses and payables	5,999	8,195

Total Liabilities	283,694	201,058

Net Assets	$12,246,695	$39,772,083

Class I Shares:
Net assets	$12,246,695	$39,772,083
Shares of common stock outstanding	1,000,500	2,306,068

Net asset value per share	$12.24	$17.25

Net Assets:
Paid in capital	$10,005,004	$28,072,924
Distributable earnings (loss)	2,241,691	11,699,159

Net Assets	$12,246,695	$39,772,083

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2024 (Unaudited)

	Vontobel Global Environmental Change Fund(a)	Vontobel U.S. Equity Institutional Fund

Investment Income:
Dividend income (Net of foreign withholding tax of $4,126, and $1,415, respectively)	$68,029	$257,808
Non-cash dividend income	5,662	—

Total investment income	73,691	257,808

Operating expenses:
Investment advisory	35,145	90,267
Accounting and Administration	79,220	80,429
Regulatory and Compliance	17,235	57,904
Audit fees	8,555	27,904
Trustees	10,155	32,716
Legal	5,591	18,559
Registration	14,678	12,112
Offering costs	25,968	—
Other	5,727	14,470

Total expenses before reductions	202,274	334,361
Expenses reduced by Adviser	(159,019)	(217,014)

Net expenses	43,255	117,347

Net investment income	30,436	140,461

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	22,163	390,311
Net realized losses from foreign currency transactions	(3,999)	—
Change in unrealized appreciation (depreciation) on investments	2,201,366	5,308,552
Change in unrealized appreciation (depreciation) on foreign currency	(90)	—

Net realized and unrealized gains from investment activities	2,219,440	5,698,863

Change in Net Assets Resulting from Operations	$2,249,876	$5,839,324

(a)	For the period from October 3, 2023, commencement of operations, to March 31, 2024.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2024 (Unaudited) and the year ended September 30, 2023

	Vontobel Global Environmental Change Fund	Vontobel U.S. Equity Institutional Fund

	2024(a)	2024	2023

Increase (decrease) in net assets:
Operations:
Net investment income	$30,436	$140,461	$156,315
Net realized gains (losses) from investment and foreign currency transactions	18,164	390,311	214,841
Change in unrealized appreciation (depreciation) on investments and foreign currency	2,201,276	5,308,552	4,499,917

Change in net assets resulting from operations	2,249,876	5,839,324	4,871,073

Dividends paid to shareholders:
From distributable earnings	(8,185)	(370,073)	(982,719)

Total dividends paid to shareholders	(8,185)	(370,073)	(982,719)

Capital Transactions (Class I Shares):
Proceeds from sale of shares	10,005,000	5,736,681	7,698,838
Value of shares issued to shareholders in reinvestment of dividends	4	146,077	292,582
Value of shares redeemed	—	(1,491,930)	(1,314,528)

Change in net assets from capital transactions	10,005,004	4,390,828	6,676,892

Change in net assets	12,246,695	9,860,079	10,565,246
Net assets:
Beginning of period	—	29,912,004	19,346,758

End of period	$12,246,695	$39,772,083	$29,912,004

Share Transactions (Class I Shares):
Sold	1,000,500	379,857	520,220
Reinvested	— (b)	9,130	22,805
Redeemed	—	(89,728)	(98,074)

Change	1,000,500	299,259	444,951

(a)	For the period from October 3, 2023, commencement of operations, to March 31, 2024.

(b)	Less than 0.500 shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

I shares
Period Ended
March 31,
2024(a)
Vontobel Global Environmental Change Fund	(Unaudited)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.03
Net realized and unrealized gains from investments and foreign currency	2.22

Total from investment operations	2.25

Less distributions paid:
From net investment income	(0.01)

Total distributions paid	(0.01)

Change in net asset value	2.24

Net asset value, end of period	$12.24

Total return(c)	22.49%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$12,247
Ratio of net expenses to average net assets(d)	0.80%
Ratio of net investment income to average net assets(d)	0.56%
Ratio of gross expenses to average net assets(d)	3.74%
Portfolio turnover rate(c)	11.42%

(a)	For the period from October 3, 2023, commencement of operations, to March 31, 2024.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	I shares

Vontobel U.S. Equity Institutional Fund	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019

Net asset value, beginning of period	$14.91	$12.39	$16.24	$13.77	$12.35	$11.16

Income (loss) from investment operations:
Net investment income(a)	0.06	0.09	0.08	0.05	0.07	0.09
Net realized and unrealized gains (losses) from investments and foreign currency	2.44	3.05	(2.29)	2.81	1.58	1.17

Total from investment operations	2.50	3.14	(2.21)	2.86	1.65	1.26

Less distributions paid:
From net investment income	(0.09)	(0.05)	(0.06)	(0.04)	(0.09)	(0.07)
From net realized gains	(0.07)	(0.57)	(1.58)	(0.35)	(0.14)	—

Total distributions paid	(0.16)	(0.62)	(1.64)	(0.39)	(0.23)	(0.07)

Change in net asset value	2.34	2.52	(3.85)	2.47	1.42	1.19

Net asset value, end of period	$17.25	$14.91	$12.39	$16.24	$13.77	$12.35

Total return(b)	16.87%	26.15%	(15.76%)	21.18%	13.47%	11.46%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$39,772	$29,912	$19,347	$24,003	$19,816	$15,921
Ratio of net expenses to average net assets(c)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(c)	0.78%	0.67%	0.51%	0.34%	0.54%	0.82%
Ratio of gross expenses to average net assets(c)	1.85%	2.74%	2.74%	2.61%	3.33%	3.15%
Portfolio turnover rate(b)	19.64%	30.34%	50.11%	43.97%	57.97%	27.31%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel U.S. Equity Institutional Fund and the Vontobel Global Environmental Change Fund (the “Funds”) are series of the Trust which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and commenced operations on March 27, 2018, and October 3, 2023, respectively. These financial statements and notes only relate to the Funds.

The Funds are diversified funds. The investment objective of each Fund is to provide long-term capital appreciation.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A.	Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

Level 1 —quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

The Trustees have designated Vontobel Asset Management, Inc., as investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) according to policies approved by the Board. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an approved independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Funds’ net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2024 in valuing the Funds’ investments based upon the three fair value levels defined above:

			Level 3 -
		Level 2 -	Significant
	Level 1 -	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total

Vontobel Global Environmental Change Fund
Common Stocks:
Industrials	$5,466,365	$127,142	$—	$5,593,507
Other*	6,320,904	—	—	6,320,904

Total common stocks	11,787,269	127,142	—	$11,914,411

Short-Term Investments	367,633	—	—	367,633

Total Investments	$12,154,902	$127,142	$—	$12,282,044

Vontobel U.S. Equity Institutional Fund
Common Stocks*	$39,755,826	$—	$—	$39,755,826
Short-Term Investments	111,718	—	—	111,718

Total Investments	$39,867,544	$—	$—	$39,867,544

*See additional categories in the Schedule of Investments.

As of March 31, 2024 there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the six months ended March 31, 2024.

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (and losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statement of Operations.

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute substantially all of their net investment income as dividends to shareholders on an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, redemption in-kind, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2024, the Funds did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Vontobel U.S. Equity Institutional Fund’s tax return for the tax years ended September 30, 2023, 2022, 2021 and 2020 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER RISKS

The Funds are subject to market risk, which is the risk that the value of the securities in which the Funds invest may go up or down in response to the prospects of individual companies and/or general economic conditions, disruptions to business operations and supply chains, and staffing shortages. The net asset value of the Funds will fluctuate based on changes in the value of the securities in which the Funds invest. The price of securities may rise or fall because of economic or political changes. Security prices in general may decline over short or even extended periods of time. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Continuing uncertainties about interest rates, armed conflicts, rising government debt, political events, trade tensions and economic sanctions also contribute to market volatility. Securities in the Funds’ portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (such as COVID-19), epidemics, climate change or climate-related events, terrorism, regulatory events and governmental or quasi-governmental actions.

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and changes in currency exchange rates. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. Countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

B.	Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Funds, has entered into an Amended and Restated Investment Advisory Agreement (the “Agreement”) with Vontobel Asset Management, Inc. (the “Adviser” or “Vontobel”), which is registered under the Investment Advisers Act of 1940, as amended, to provide investment advisory services to the Funds. Under the terms of the Agreement, the Funds pay the Adviser an annual fee based on the Funds’ daily net assets as set forth in the following table. The total fees incurred by the Funds pursuant to the Agreement is reflected as “Investment advisory” fees on the Statement of Operations. In addition, the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) exceed the rate in the table below.

Fund	Class	Advisory Fee	Expense Limitation
Vontobel Global Environmental Change Fund	Class I	0.65%	0.80%
Vontobel U.S. Equity Institutional Fund	Class I	0.50% on first $500 million	0.65%
		0.45% on assets over $500 million

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

The expense limitation agreement is effective until January 28, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and/or reimburse expenses automatically renews annually from year to year on the effective date of each subsequent annual update to the Funds’ registration statement, until such time as the Adviser provides written notice of non-renewal, and will terminate automatically upon termination of the Agreement.

For the six months ended March 31, 2024, the Funds incurred advisory fees payable to Vontobel, expense waivers/reimbursements from Vontobel and paid expense recoupments to Vontobel as follows:

Fund*	Advisory Fee to Vontobel	Expenses Reduced by Vontobel	Advisory Waivers Recouped by Vontobel

Vontobel Global Environmental Change Fund*	$35,145	$159,019	$—
Vontobel U.S. Equity Institutional Fund	90,267	217,014	—

*	For the period from October 3, 2023, commencement of operations, to March 31, 2024.

The balances of recoverable expenses to Vontobel by the Funds at March 31, 2024 were as follows:

For the:	Expiring	Vontobel Global Environmental Change Fund		Vontobel U.S. Equity Institutional Fund

Year Ended September 30, 2021	September 30, 2024	$ —		$ 444,141
Year Ended September 30, 2022	September 30, 2025	—		481,888
Year Ended September 30, 2023	September 30, 2026	—		488,025
Six months ended March 31, 2024	September 30, 2027	159,019	*	217,014

Balances of Recoverable Expenses to the Adviser		$159,019		$1,631,068

*	For the period from October 3, 2023, commencement of operations, to March 31, 2024.

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Adviser, at its own expense, pays the Distributor $50,000 annually and reimburses for certain out-of-pocket expenses incurred on behalf of the Funds.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian, and fund accounting agent for the Funds pursuant to written agreements with the Trust, on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Funds’ daily net assets, and certain per account and transaction charges. The Funds are subject to a minimum annual fee of $150,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Funds, as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”, d/b/a ACA Group) provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust, on behalf of the Funds, including providing certain officers to the Funds. The Funds have agreed to pay Foreside a tiered basis-point fee based on the Funds’ daily net assets, subject to an overall minimum annual fee of $150,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

The officers of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. Through March 31, 2024, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $132,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2024, the aggregate Trustee compensation paid by the Trust was $198,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds are reflected as “Trustees” fees on the Statement of Operations.

C.	Investment Transactions

For the six months ended March 31, 2024, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Fund*	Cost of Purchases	Proceeds from sales

Vontobel Global Environmental Change Fund*	$10,931,044	$1,240,772
Vontobel U.S. Equity Institutional Fund	11,460,717	6,926,022

*	For the period from October 3, 2023, commencement of operations, to March 31, 2024.

D.	Federal Income Tax

As of March 31, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Vontobel Global Environmental Change Fund	$10,080,681	$2,324,590	$(123,227)	$2,201,363
Vontobel U.S. Equity Institutional Fund	28,627,002	11,273,223	(32,681)	11,240,542

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2023 and September 30, 2022 for the Vontobel U.S. Equity Institutional Fund was as follows:

Vontobel U.S. Equity Institutional Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid

2023	$74,211	$908,508	$982,719	$—	$982,719
2022	625,176	1,837,447	2,462,623	—	2,462,623

As of the latest tax year ended September 30, 2023, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings

Vontobel U.S. Equity Institutional Fund	$104,526	$173,797	$278,323	$—	$—	$5,951,585	$6,229,908

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

E.	Concentration by Ownership

A significant portion of the Funds’ shares may be held in a limited number of shareholder accounts including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Funds, this could have a disruptive impact on the efficient implementation of the Funds’ investment strategy.

In addition, as of March 31, 2024, the Adviser or Adviser affiliates held outstanding shares of the Funds as follows:

Fund	Class	% Ownership

Vontobel Global Environmental Change Fund	I shares	100.0
Vontobel U.S. Equity Institutional Fund	I shares	68.6

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

A.	Summary of Fund Holdings as of March 31, 2024

Vontobel Global Environmental Change Fund

Market Exposure

Equity Securities	% of Net Assets
Electrical Equipment	13.9%
Semiconductors	10.7
Engineering & Construction	9.0
Machinery	8.8
Software	8.2
Chemicals	7.9
Electric Utilities	6.7
Transportation & Logistics	3.6
Gas & Water Utilities	3.2
Technology Hardware	2.9
Industrial Intermediate Products	2.9
Renewable Energy	2.7
Construction Materials	2.6
Commercial Support Services	2.3
Diversified Industrials	2.2
Industrial Support Services	2.1
Automotive	1.9
Forestry, Paper & Wood Products	1.5
Wholesale - Discretionary	1.2
Containers & Packaging	1.1
Transportation Equipment	1.0
Asset Management	0.9
Total	97.3%

5 Largest Equity Positions

Issuer	% of Net Assets
Applied Materials, Inc.	3.6%
Linde PLC	3.4%
Prysmian S.p.A.	2.9%
Air Liquide S.A.	2.7%
Iberdrola S.A.	2.7%
Total	15.3%

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

Vontobel U.S. Equity Institutional Fund

Market Exposure

Equity Securities	% of Net Assets
Software	15.5%
Medical Equipment & Devices	12.1
Institutional Financial Services	8.0
Technology Services	6.7
Beverages	6.6
Internet Media & Services	6.1
E-Commerce Discretionary	6.0
Food	4.9
Retail - Consumer Staples	4.3
Insurance	3.6
Health Care Facilities & Services	3.4
Industrial Support Services	3.3
Electrical Equipment	2.9
Construction Materials	2.9
Transportation & Logistics	1.5
Real Estate Investment Trusts	1.5
Leisure Facilities & Services	1.4
Cable & Satellite	1.3
Wholesale - Discretionary	1.3
Semiconductors	1.3
Biotechnology & Pharmaceuticals	1.2
Chemicals	1.1
Retail - Discretionary	1.0
Machinery	1.0
Apparel & Textile Products	1.0
Total	99.9%

5 Largest Equity Positions

Issuer	% of Net Assets
Microsoft Corp.	6.3%
Amazon.com, Inc.	6.0%
Intercontinental Exchange, Inc.	4.4%
Mastercard, Inc. - Class A	4.3%
Coca-Cola (The) Co.	4.1%
Total	25.1%

B.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Funds expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2023 and held for the entire period through March 31, 2024.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Vontobel Global
	Environmental
	Change Fund
		Beginning Account	Ending Account
	Expense	Value	Value	Expenses Paid
	Ratio	10/1/2023	3/31/2024	10/1/23-3/31/24*
Actual	0.80%	$1,000.00	$1,224.90	$ 4.38
Hypothetical	0.80%	$1,000.00	$1,020.66	$ 3.98

	Vontobel U.S. Equity
	Institutional Fund
		Beginning Account	Ending Account
	Expense	Value	Value	Expenses Paid
	Ratio	10/1/2023	3/31/2024	10/1/23-3/31/24*
Actual	0.65%	$1,000.00	$1,168.70	$ 3.52
Hypothetical	0.65%	$1,000.00	$1,021.75	$ 3.29

*Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of days in the most recent half fiscal year (183 days, except for the Vontobel Global Environmental Change Fund’s actual expenses paid which was 180 operational days), and divided by the number of days in the current year (366).

C.	Board Approval of Investment Advisory Agreement

Section 15 of the 1940 Act requires that the Amended and Restated Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the Vontobel Global Environmental Change Fund and the Vontobel U.S. Equity Institutional Fund (each, a “Fund,” and, collectively, the “Funds”) be approved by a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to each of the Funds and its shareholders. The Board considered and approved the Agreement for the Vontobel Global Environmental Change Fund at an in-person meeting held on June 14, 2023 and for the Vontobel U.S. Equity Institutional Fund at an in-person meeting held on March 6, 2024.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to each Fund; (ii) the investment performance of each Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with each of the Funds; (iv) the extent to which economies of scale will be realized as each Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of each of the Fund’s shareholders.

The Board examined the nature, extent, and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser regarding its business, personnel and operations, and advisory services provided to each Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process, the Adviser’s compliance program, pending material litigation, insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered with respect to each Fund or any other fund managed by the Adviser since the last renewal of the Agreement. Taking into account the personnel involved in servicing each of the Funds, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

The Board considered the investment performance of the Vontobel U.S. Equity Institutional Fund. As part of this analysis, the Board reviewed an independent report (the “Vontobel U.S. Equity FUSE Report”) prepared by FUSE Research Network, LLC (“FUSE”). The Vontobel U.S. Equity FUSE Report consisted of comparisons of the Vontobel U.S. Equity Institutional Fund to fourteen other large growth funds selected by FUSE with pricing characteristics similar to the Vontobel U.S. Equity Institutional Fund (the “Vontobel U.S. Equity Peer Group”), and to the Vontobel U.S. Equity Peer Group and all other large growth funds with similar pricing features (the “Vontobel U.S. Equity Peer Universe”). The Board reviewed the methodology used to select the Vontobel U.S. Equity Peer Group and the Vontobel U.S. Equity Peer Universe. The Board also compared the performance of the Vontobel U.S. Equity Institutional Fund to its selected benchmark for various periods through December 31, 2023 and to other pooled investment vehicles and separately managed accounts advised by the Adviser with similar investment mandates (the “Similar Vontobel U.S. Equity Accounts”) for the one-year and five-year periods through December 31, 2023. The Board reviewed the investment performance of the Vontobel U.S. Equity Institutional Fund compared to the Vontobel U.S. Equity Peer Group and Vontobel U.S. Equity Peer Universe for various periods ended December 31, 2023. After considering the information presented to it, the Board expressed satisfaction with the performance of the Vontobel U.S. Equity Institutional Fund and the Adviser.

The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee paid by the Vontobel U.S. Equity Institutional Fund and the total operating expenses of the Vontobel U.S. Equity Institutional Fund. The Board noted that the Adviser received a management fee of 0.50% of average daily net assets of the Vontobel U.S. Equity Institutional Fund. The Board reviewed the investment advisory fee and total net expenses paid by the Vontobel U.S. Equity Institutional Fund in comparison to the investment advisory fees and total net expenses paid by the funds within the Vontobel U.S. Equity Peer Group and Vontobel U.S. Equity Peer Universe, noting that the fees paid by the Vontobel U.S. Equity Institutional Fund were lower than the median investment advisory fee and net total expenses paid by the Vontobel U.S. Equity Peer Group and Vontobel U.S. Equity Peer Universe. The Board then considered the expense cap in place for the Vontobel U.S. Equity Institutional Fund, noting that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses to 0.65% of average daily net assets of the Vontobel U.S. Equity Institutional Fund. The Board then reviewed the advisory fees paid by Similar Vontobel U.S. Equity Accounts. Noting that the advisory fee for the Vontobel U.S. Equity Institutional Fund was more than the advisory fees paid by the Similar Vontobel U.S. Equity Accounts, the Board acknowledged that the difference was attributable to different services received by Similar Vontobel U.S. Equity Accounts. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fee and expense ratio were reasonable.

The Board discussed the advisory fee paid by the Vontobel Global Environmental Change Fund and the total operating expenses of the Vontobel Global Environmental Change Fund. The Board noted that the Adviser received a management fee of 0.65% of average daily net assets of the Vontobel Global Environmental Change Fund. As part of this analysis, the Board reviewed an independent report prepared by FUSE (the “Vontobel Global Environmental Change FUSE Report”). The Vontobel Global Environmental Change FUSE Report consisted of comparisons of the proposed investment advisory fees and the total net expenses paid by the Vontobel Global Environmental Change Fund to (i) 11 other thematic equity funds including climate and/or carbon/energy transition funds selected by FUSE with pricing characteristics similar to the Vontobel Global Environmental Change Fund (the “Vontobel Global Environmental Change Peer Group”) and (ii) the Vontobel Global Environmental Change Peer Group and all other global large-stock blend and growth funds with similar pricing features (the “Vontobel Global Environmental Change Peer Universe”). The Board considered the proposed advisory fee and the anticipated total net expenses to be paid by the Vontobel Global Environmental Change Fund compared to the Vontobel Global Environmental Change Fund Peer Group and the Vontobel Global Environmental Change Fund Peer Universe and noted that the Vontobel Global Environmental Change Fund advisory fee was lower than the median paid by the Vontobel Fund Peer Group and Vontobel Fund Peer Universe. The Board then reviewed the advisory fees paid by another pooled investment vehicle and a separately managed account with similar investment strategies to the Vontobel Global Environmental Change Fund. The Board then considered the expense cap in place for the Vontobel Global Environmental Change Fund, noting that the Adviser had contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.80% of average daily net assets. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fee and expense ratio were reasonable.

The Board recognized that, because the Vontobel Global Environmental Change Fund had not yet commenced operations as of June 14, 2023, the Board would review performance of the Vontobel Global Environmental Change Fund over time.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

The Board examined the profitability of the Adviser’s relationship with the Vontobel U.S. Equity Institutional Fund and considered the information provided by the Adviser. Among other things, the Board considered the overall financial condition and profitability of the Adviser and representations made thereto and the overall importance of the Vontobel U.S. Equity Institutional Fund’s relationship to the Adviser’s business strategy. The Board concluded that, based on both the written and oral reports provided by the Adviser, the Vontobel U.S. Equity Institutional Fund was not yet profitable for the Adviser given the Vontobel U.S. Equity Institutional Fund’s limited history of operations and asset size.

The Board examined the expected profitability of the Adviser’s relationship with the Vontobel Global Environmental Change Fund and considered the information provided by the Adviser. Among other things, the Board considered the overall financial condition and profitability of the Adviser and representations made thereto and the overall importance of the Vontobel Global Environmental Change Fund’s relationship to the Adviser’s business strategy. The Board concluded that, based on both the written and oral reports provided by the Adviser, the Vontobel Global Environmental Change Fund was not initially expected to be profitable for the Adviser.

In considering the economies of scale for each of the Funds, the Board considered the marketing and distribution plans for each of the Funds, each Fund’s capacity, and each Fund’s breakeven point. The Board considered the Adviser’s representations that it believed that breakpoints were not necessary at this time as each Fund was priced competitively. The Board recognized that the Adviser and its affiliates may derive other benefits from their relationship with each of the Funds, noting that, among other things, any brokerage commissions generated by each of the Fund’s investment activity would contribute to the Adviser’s soft-dollar commission pool.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to the various factors considered.

D.	Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the SEC adopted Rule 22e-4 under the 1940 Act. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the SEC adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the SEC when certain liquidity-related events occur.

The Board approved the appointment of the Adviser’s Liquidity Management Group as the administrator of the LRMP for the Funds on March 6, 2019. The Board approved the Funds’ LRMP at its regular board meeting on September 11, 2019. At the Board’s regular meeting on March 6-7, 2024, the Trust’s Chief Compliance Officer and the Adviser each provided a report to the Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Funds’ investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of each Fund’s investments, the Adviser has contracted with a third party provider of liquidity monitoring services. The Adviser supplies portfolio-level data and certain assumptions to this provider, which the provider uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information.

The LRMP effectively managed each Fund’s liquidity risks for the twelve-month period ended December 31, 2023. During this period, each Fund held no less than 50% of its total net assets in highly liquid investments. Because the Funds consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Funds, and the Funds were well under their illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

E.	Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 866-252-5393 (toll free) or 312-630-6583. Information about how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling the Trust at 866-252-5393 (toll free) or 312-630-6583 and on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at 866-252-5393 (toll free).

Investment Adviser

Vontobel Asset Management, Inc.

1540 Broadway

38th Floor

New York, New York 10036

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, New York 10001-8604

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

866-252-5393 (toll free) or 312-630-6583

VON 03/24

March 31, 2024

State Farm

State Farm Funds

SEMI-ANNUAL REPORT

State Farm Growth Fund

State Farm Balanced Fund

State Farm Interim Fund

State Farm Municipal Bond Fund

The Securities & Exchange Commission (SEC) has adopted a rule for mutual funds to create “concise and visually engaging” annual and semi-annual reports for shareholders. These reports provide key information for retail shareholders to evaluate and monitor their investments. Detailed financial information previously found in shareholder reports will now be accessible upon request, free of charge, or through the Funds’ Form N-CSR on the SEC’s EDGAR database. Starting September 30, 2024, hard copies of the streamlined reports will be mailed to shareholders unless they have chosen electronic delivery. To ‘opt-in’ for electronic delivery, please contact the Funds at 800-447-0740 (toll-free), 866-342-2418 (toll-free), or 501-255-1812.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Advisers Investment Trust

State Farm Funds

March 31, 2024 (Unaudited)

Investors may obtain a copy of the proxy voting policies and procedures by writing to Advisers Investment Trust in the name of the respective Fund, P.O. Box 182330, Columbus, OH 43218-2330 or by calling the Fund at 800-477-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812. Information about how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-477-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

The Funds file their respective complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their respective reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling 800-477-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

MESSAGE TO SHAREHOLDERS

March 31, 2024

Dear Shareholders,

Thank you for investing with State Farm Funds®. We are pleased to present the Semi-Annual Report for the 6-month period ended March 31, 2024, for the State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund, and the State Farm Municipal Bond Fund (the “State Farm Funds” or the “Funds”), each a series of Advisers Investment Trust. We encourage your review and consideration of the entire report.

The State Farm Funds are advised by State Farm Investment Management Corp. with Northern Trust Investments, Inc. providing day-today portfolio management as the sub-adviser. The Northern Trust Company serves as the Funds’ administrator, fund accountant, custodian, and transfer agent.

State Farm Investment Management Corp., the Investment Adviser, has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.1 We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.2

Sincerely,

Sarah Mineau
Vice President
State Farm Investment Management Corp.

[1]	Investing involves risk, including potential for loss.

[2]	Asset allocation does not assure a profit or protect against loss.

1

ADVISERS INVESTMENT TRUST

STATE FARM GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (99.00%)

Aerospace & Defense (0.23%)
Axon Enterprise Inc.(a)	1,500	$469,320
Lockheed Martin Corp.	37,000	16,830,190

		17,299,510

Apparel & Textile Products (0.29%)
Carter’s Inc.	144,800	12,261,664
NIKE Inc., Class B	2,400	225,552
Tapestry Inc.	196,300	9,320,324
VF Corp.	100	1,534

		21,809,074

Asset Management (0.57%)
BlackRock Inc.	23,800	19,842,060
Charles Schwab Corp., The	100	7,234
Franklin Resources Inc.	100	2,811
Invesco Ltd.	618,100	10,254,279
Janus Henderson Group PLC	75,500	2,483,195
Voya Financial Inc.	142,400	10,526,208

		43,115,787

Automotive (0.33%)
Tesla Inc.(a)	141,500	24,874,285

Banking (1.77%)
Citigroup Inc.	24,700	1,562,028
Citizens Financial Group Inc.	100	3,629
Comerica Inc.	100	5,499
Fifth Third Bancorp	12,000	446,520
Huntington Bancshares Inc.	100	1,395
JPMorgan Chase & Co.	170,900	34,231,270
KeyCorp	103,600	1,637,916
M&T Bank Corp.	62,000	9,017,280
Regions Financial Corp.	100	2,104
Truist Financial Corp.	100	3,898
US Bancorp	100	4,470
Wells Fargo & Co.	1,496,000	86,708,160
Zions Bancorp NA	100	4,340

		133,628,509

Beverages (1.60%)
Coca-Cola Co., The	819,200	50,118,656
PepsiCo Inc.	405,700	71,001,557

		121,120,213

Biotechnology & Pharmaceuticals (14.06%)
AbbVie Inc.	635,900	115,797,390
Amgen Inc.	107,885	30,673,863
Bristol-Myers Squibb Co.	25,300	1,372,019
Eli Lilly & Co.	389,500	303,015,420
Gilead Sciences Inc.	91,800	6,724,350
Johnson & Johnson	2,303,620	364,409,648
Merck & Co. Inc.	216,250	28,534,188
Moderna Inc.(a)	100	10,656
Pfizer Inc.	2,183,432	60,590,238
Regeneron Pharmaceuticals Inc.(a)	16,900	16,266,081

	Shares	Value
Common Stocks (Cont.)

Biotechnology & Pharmaceuticals (Cont.)
Vertex Pharmaceuticals Inc.(a)	35,900	$15,006,559
Zoetis Inc.	705,396	119,360,057

		1,061,760,469

Cable & Satellite (0.12%)
Comcast Corp., Class A	84,300	3,654,405
Sirius XM Holdings Inc.	1,461,000	5,668,680

		9,323,085

Chemicals (3.85%)
Air Products and Chemicals Inc.	829,800	201,035,646
Avery Dennison Corp.	62,200	13,886,150
International Flavors & Fragrances Inc.	524,541	45,105,281
Linde PLC	66,000	30,645,120

		290,672,197

Commercial Support Services (0.54%)
Cintas Corp.	20,100	13,809,303
H&R Block Inc.	547,700	26,897,547

		40,706,850

Construction Materials (3.76%)
Vulcan Materials Co.	1,038,900	283,536,588

Consumer Services (0.15%)
Grand Canyon Education Inc.(a)	84,000	11,441,640

Containers & Packaging (0.85%)
AptarGroup Inc.	409,497	58,922,523
Packaging Corp of America	27,000	5,124,060

		64,046,583

Diversified Industrials (2.92%)
3M Co.	91,900	9,747,833
Emerson Electric Co.	126,400	14,336,288
Honeywell International Inc.	105,900	21,735,975
Illinois Tool Works Inc.	652,300	175,031,659

		220,851,755

E-Commerce Discretionary (1.42%)
Amazon.com Inc.(a)	593,400	107,037,492
eBay Inc.	100	5,278
Etsy Inc.(a)	5,200	357,344

		107,400,114

Electric Utilities (0.70%)
AES Corp., The	100	1,793
Consolidated Edison Inc.	69,800	6,338,538
Constellation Energy Corp.	90,500	16,728,925
Evergy Inc.	223,700	11,941,106
OGE Energy Corp.	131,800	4,520,740
Public Service Enterprise Group Inc.	194,600	12,995,388

		52,526,490

2	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (Cont.)

Electrical Equipment (0.30%)
AMETEK Inc.	36,000	$6,584,400
Generac Holdings Inc.(a)	100	12,614
Otis Worldwide Corp.	164,900	16,369,623

		22,966,637

Entertainment Content (4.24%)
Electronic Arts Inc.	66,600	8,835,822
Paramount Global, Class B	100	1,177
Walt Disney Co., The	2,544,440	311,337,678
Warner Bros Discovery Inc.(a)	100	873

		320,175,550

Food (1.26%)
General Mills Inc.	121,600	8,508,352
Hershey Co., The	44,700	8,694,150
Kellanova	206,300	11,818,927
McCormick & Co. Inc.	856,600	65,795,446
WK Kellogg Co.	11,250	211,500

		95,028,375

Gas & Water Utilities (0.21%)
National Fuel Gas Co.	46,300	2,487,236
UGI Corp.	549,500	13,484,730

		15,971,966

Health Care Facilities & Services (0.92%)
Cardinal Health Inc.	114,700	12,834,930
Cencora Inc.	8,600	2,089,714
Chemed Corp.	18,700	12,004,091
Cigna Group, The	11,200	4,067,728
Elevance Health Inc.	16,600	8,607,764
Encompass Health Corp.	42,200	3,484,876
Laboratory Corp of America Holdings	47,000	10,267,620
McKesson Corp.	22,600	12,132,810
UnitedHealth Group Inc.	8,200	4,056,540

		69,546,073

Home & Office Products (1.11%)
HNI Corp.	1,439,200	64,951,096
Scotts Miracle-Gro Co., The	255,800	19,080,122

		84,031,218

Household Products (2.30%)
Clorox Co., The	4,300	658,373
Colgate-Palmolive Co.	367,600	33,102,380
Kenvue Inc.	1,427,196	30,627,626
Procter & Gamble Co., The	674,755	109,478,999

		173,867,378

Institutional Financial Services (0.43%)
CME Group Inc.	51,400	11,065,906
Goldman Sachs Group Inc., The	3,500	1,461,915
Intercontinental Exchange Inc.	95,600	13,138,308
Jefferies Financial Group Inc.	99,300	4,379,130

	Shares	Value
Common Stocks (Cont.)

Institutional Financial Services (Cont.)
Morgan Stanley	7,200	$677,952
Northern Trust Corp.	20,600	1,831,752

		32,554,963

Insurance (1.12%)
Allstate Corp., The	28,700	4,965,387
Assurant Inc.	71,500	13,459,160
Berkshire Hathaway Inc., Class B(a)	6,500	2,733,380
Equitable Holdings Inc.	245,800	9,342,858
Hartford Financial Services
Group Inc., The	101,700	10,480,185
Lincoln National Corp.	475,500	15,182,715
Loews Corp.	138,000	10,804,020
Old Republic International Corp.	203,300	6,245,376
Willis Towers Watson PLC	41,500	11,412,500

		84,625,581

Internet Media & Services (5.31%)
Airbnb Inc., Class A(a)	100	16,496
Alphabet Inc., Class A(a)	1,511,200	228,085,416
Alphabet Inc., Class C(a)	118,320	18,015,403
Booking Holdings Inc.	400	1,451,152
Expedia Group Inc.(a)	3,300	454,575
Match Group Inc.(a)	100	3,628
Meta Platforms Inc., Class A	230,170	111,765,949
Netflix Inc.(a)	68,200	41,419,906

		401,212,525

Leisure Facilities & Services (0.95%)
Caesars Entertainment Inc.(a)	100	4,374
Carnival Corp.(a)	111,600	1,823,544
Domino’s Pizza Inc.	20,200	10,036,976
Las Vegas Sands Corp.	100	5,170
McDonald’s Corp.	79,400	22,386,830
MGM Resorts International(a)	27,600	1,302,996
Norwegian Cruise Line Holdings Ltd.(a)	100	2,093
Royal Caribbean Cruises Ltd.(a)	40,800	5,671,608
Starbucks Corp.	202,500	18,506,475
TKO Group Holdings Inc.	39,900	3,447,759
Travel + Leisure Co.	138,700	6,790,752
Wynn Resorts Ltd.	14,600	1,492,558

		71,471,135

Machinery (4.33%)
Caterpillar Inc.	892,321	326,973,184

Medical Equipment & Devices (2.12%)
Abbott Laboratories	693,800	78,857,308
Agilent Technologies Inc.	548,071	79,749,811
Danaher Corp.	3,300	824,076
Dexcom Inc.(a)	3,700	513,190
Illumina Inc.(a)	100	13,732
Insulet Corp.(a)	100	17,140

		159,975,257

See accompanying notes to financial statements.	3

ADVISERS INVESTMENT TRUST

STATE FARM GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (Cont.)

Metals & Mining (0.41%)
Rio Tinto PLC Sponsored ADR	479,900	$30,588,826

Oil & Gas Producers (2.99%)
APA Corp.	51,200	1,760,256
Cheniere Energy Inc.	35,500	5,725,440
Chevron Corp.	951,400	150,073,836
ConocoPhillips	26,000	3,309,280
Devon Energy Corp.	6,700	336,206
Diamondback Energy Inc.	24,200	4,795,714
EOG Resources Inc.	100	12,784
EQT Corp.	100	3,707
Exxon Mobil Corp.	265,600	30,873,344
Marathon Oil Corp.	104,600	2,964,364
Murphy USA Inc.	2,200	922,240
Occidental Petroleum Corp.	195,700	12,718,543
Targa Resources Corp.	108,200	12,117,318

		225,613,032

Oil, Gas Services & Equipment (0.00%)
Baker Hughes Co.	100	3,350
Halliburton Co.	1,400	55,188

		58,538

Publishing & Broadcasting (0.13%)
Nexstar Media Group Inc.	58,800	10,130,652

Real Estate Investment Trusts (1.31%)
Alexandria Real Estate Equities Inc.	100	12,891
AvalonBay Communities Inc.	42,900	7,960,524
CubeSmart	352,200	15,926,484
Healthpeak Properties Inc.	484,000	9,075,000
Highwoods Properties Inc.	309,200	8,094,856
Iron Mountain Inc.	129,400	10,379,174
Lamar Advertising Co., Class A	63,700	7,606,417
Mid-America Apartment Communities Inc.	74,600	9,815,868
Prologis Inc.	6,400	833,408
Public Storage	33,500	9,717,010
Simon Property Group Inc.	125,900	19,702,091

		99,123,723

Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	12,098

Retail - Consumer Staples (3.02%)
Costco Wholesale Corp.	45,100	33,041,613
Walmart Inc.	3,246,000	195,311,820

		228,353,433

Retail - Discretionary (1.45%)
AutoZone Inc.(a)	4,700	14,812,755
Bath & Body Works Inc.	149,800	7,492,996
Best Buy Co. Inc.	29,100	2,387,073
Dick’s Sporting Goods Inc.	7,400	1,663,964
Home Depot Inc., The	103,247	39,605,549
Lowe’s Cos. Inc.	4,100	1,044,393
O’Reilly Automotive Inc.(a)	14,600	16,481,648

	Shares	Value
Common Stocks (Cont.)

Retail - Discretionary (Cont.)
TJX Cos. Inc., The	9,700	$983,774
Williams-Sonoma Inc.	78,000	24,767,340

		109,239,492

Semiconductors (10.04%)
Advanced Micro Devices Inc.(a)	85,100	15,359,699
Analog Devices Inc.	43,900	8,682,981
Applied Materials Inc.	6,300	1,299,249
ASML Holding NV NY Reg. Shares	322,833	313,299,742
Broadcom Inc.	38,200	50,630,662
KLA Corp.	33,000	23,052,810
Lam Research Corp.	14,600	14,184,922
Microchip Technology Inc.	80,000	7,176,800
NVIDIA Corp.	349,600	315,884,576
QUALCOMM Inc.	4,300	727,990
Skyworks Solutions Inc.	19,000	2,058,080
Texas Instruments Inc.	31,726	5,526,986

		757,884,497

Software (4.49%)
Adobe Inc.(a)	9,516	4,801,773
Bentley Systems Inc., Class B	16,200	845,964
Ceridian HCM Holding Inc.(a)	100	6,621
Fortinet Inc.(a)	100	6,831
Gen Digital Inc.	18,500	414,400
Intuit Inc.	45,000	29,250,000
Microsoft Corp.	702,069	295,374,470
Oracle Corp.	100	12,561
Palo Alto Networks Inc.(a)	7,200	2,045,736
Salesforce Inc.	1,500	451,770
ServiceNow Inc.(a)	500	381,200
Tyler Technologies Inc.(a)	12,100	5,142,621

		338,733,947

Specialty Finance (0.80%)
AGNC Investment Corp.	847,900	8,394,210
Ally Financial Inc.	6,500	263,835
MGIC Investment Corp.	567,200	12,682,592
OneMain Holdings Inc.	253,200	12,935,988
Starwood Property Trust Inc.	677,400	13,771,542
UWM Holdings Corp.	1,714,419	12,446,682

		60,494,849

Steel (1.20%)
Nucor Corp.	457,300	90,499,670

Technology Hardware (10.94%)
Apple Inc.	4,342,868	744,715,005
Cisco Systems Inc.	60,700	3,029,537
Corning Inc.	1,284,600	42,340,416
HP Inc.	308,700	9,328,914
Motorola Solutions Inc.	38,000	13,489,240
Super Micro Computer Inc.(a)	1,300	1,313,039
Teledyne Technologies Inc.(a)	27,600	11,849,232

		826,065,383

4	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology Services (1.68%)
Accenture PLC, Class A	79,400	$27,520,834
Amdocs Ltd.	110,200	9,958,774
Automatic Data Processing Inc.	112,200	28,020,828
CDW Corp.	14,200	3,632,076
DXC Technology Co.(a)	100	2,121
EPAM Systems Inc.(a)	1,500	414,240
Fair Isaac Corp.(a)	300	374,883
Fidelity National Information
Services Inc.	91,700	6,802,306
Global Payments Inc.	100	13,366
Mastercard Inc., Class A	6,964	3,353,653
Paychex Inc.	18,800	2,308,640
PayPal Holdings Inc.(a)	100	6,699
Science Applications International
Corp.	9,600	1,251,744
Verisk Analytics Inc.	49,700	11,715,781
Visa Inc., Class A	24,912	6,952,441
Western Union Co., The	1,771,200	24,761,376

		127,089,762

Transportation & Logistics (0.52%)
American Airlines Group Inc.(a)	100	1,535
CH Robinson Worldwide Inc.	12,200	928,908
Delta Air Lines Inc.	100	4,787
Expeditors International of
Washington Inc.	75,300	9,154,221
Landstar System Inc.	61,000	11,758,360
Norfolk Southern Corp.	35,900	9,149,833
Ryder System Inc.	31,000	3,725,890
Union Pacific Corp.	13,200	3,246,276
United Airlines Holdings Inc.(a)	100	4,788
United Parcel Service Inc., Class B	7,500	1,114,725

		39,089,323

Wholesale - Consumer Staples (2.26%)
Archer-Daniels-Midland Co.	2,719,854	170,834,030

Total Common Stocks (cost $1,919,781,920)		7,476,324,246

	Principal amount	Value

U.S. Treasury Obligations (0.03%)
U.S. Treasury Bill
5.238%, 04/11/2024(b),(c)	$2,155,000	2,151,864

Total U.S. Treasury Obligations (cost $2,151,864)		2,151,864

	Shares	Value
Short-term Investments (0.90%)
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(d)	68,320,244	$68,320,244

Total Short-term Investments (cost $68,320,244)		68,320,244

TOTAL INVESTMENTS (99.93%) (cost $ 1,990,254,028)		7,546,796,354
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.07%)		5,020,610

NET ASSETS (100.00%)		$7,551,816,964

(a)	Non-income producing security.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.
(c)	Discount rate at the time of purchase.
(d)	Rate shown is the 7-day yield as of March 31, 2024.

PLC Public Limited Company

ADR American Depositary Receipt

At March 31, 2024, the Fund had open futures contracts as follows:

Description Contracts	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)*
Long Contracts
E-Mini S&P 500	181	6/21/2024	USD	48,041,925	$673,539

*Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to financial statements.	5

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (71.30%)

Aerospace & Defense (0.12%)
Axon Enterprise Inc.(a)	100	$31,288
Lockheed Martin Corp.	6,300	2,865,681

		2,896,969

Apparel & Textile Products (0.14%)
NIKE Inc., Class B	800	75,184
Tapestry Inc.	67,400	3,200,152

		3,275,336

Asset Management (0.30%)
BlackRock Inc.	5,300	4,418,610
Blue Owl Capital Inc.	12,100	228,206
Charles Schwab Corp., The	100	7,234
Voya Financial Inc.	34,600	2,557,632

		7,211,682

Automotive (0.06%)
Tesla Inc.(a)	7,700	1,353,583

Banking (1.83%)
Citigroup Inc.	5,600	354,144
Comerica Inc.	300	16,497
JPMorgan Chase & Co.	39,700	7,951,910
M&T Bank Corp.	19,000	2,763,360
Wells Fargo & Co.	564,900	32,741,604

		43,827,515

Beverages (0.79%)
Coca-Cola Co., The	177,257	10,844,583
PepsiCo Inc.	46,400	8,120,464

		18,965,047

Biotechnology & Pharmaceuticals (10.75%)
AbbVie Inc.	50,700	9,232,470
Amgen Inc.	54,650	15,538,088
Bristol-Myers Squibb Co.	700	37,961
Eli Lilly & Co.	121,900	94,833,324
Gilead Sciences Inc.	25,800	1,889,850
Johnson & Johnson	391,909	61,996,085
Merck & Co. Inc.	71,600	9,447,620
Moderna Inc.(a)	100	10,656
Pfizer Inc.	689,640	19,137,510
Regeneron Pharmaceuticals Inc.(a)	3,700	3,561,213
Vertex Pharmaceuticals Inc.(a)	7,400	3,093,274
Zoetis Inc.	229,295	38,799,007

		257,577,058

Cable & Satellite (0.03%)
Comcast Corp., Class A	14,800	641,580

Chemicals (3.20%)
Air Products and Chemicals Inc.	229,900	55,697,873
Avery Dennison Corp.	15,100	3,371,075

	Shares	Value
Common Stocks (Cont.)

Chemicals (Cont.)
International Flavors &
Fragrances Inc.	119,888	$10,309,169
Linde PLC	15,600	7,243,392

		76,621,509

Commercial Support Services (0.15%)
Cintas Corp.	4,500	3,091,635
H&R Block Inc.	11,000	540,210

		3,631,845

Construction Materials (1.82%)
Vulcan Materials Co.	160,000	43,667,200

Consumer Services (0.11%)
Grand Canyon Education Inc.(a)	20,000	2,724,200

Containers & Packaging (0.67%)
AptarGroup Inc.	104,500	15,036,505
Packaging Corp of America	5,500	1,043,790

		16,080,295

Diversified Industrials (2.17%)
3M Co.	53,000	5,621,710
Emerson Electric Co.	62,400	7,077,408
Honeywell International Inc.	21,100	4,330,775
Illinois Tool Works Inc.	130,400	34,990,232

		52,020,125

E-Commerce Discretionary (0.84%)
Amazon.com Inc.(a)	111,000	20,022,180
eBay Inc.	100	5,278
Etsy Inc.(a)	100	6,872

		20,034,330

Electric Utilities (0.54%)
Clearway Energy Inc., Class C	100	2,305
Consolidated Edison Inc.	27,400	2,488,194
Constellation Energy Corp.	23,400	4,325,490
Duke Energy Corp.	100	9,671
Evergy Inc.	50,600	2,701,028
OGE Energy Corp.	15,200	521,360
Public Service Enterprise Group Inc.	44,000	2,938,320

		12,986,368

Electrical Equipment (0.07%)
AMETEK Inc.	8,600	1,572,940
Generac Holdings Inc.(a)	100	12,614

		1,585,554

Entertainment Content (4.17%)
Electronic Arts Inc.	13,800	1,830,846
Paramount Global, Class B	100	1,177
Take-Two Interactive
Software Inc.(a)	100	14,849

6	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (Cont.)

Entertainment Content (Cont.)
Walt Disney Co., The	801,095	$98,021,984
Warner Bros Discovery Inc.(a)	100	873

		99,869,729

Food (0.39%)
General Mills Inc.	13,400	937,598
Hershey Co., The	7,400	1,439,300
Kellanova	113,300	6,490,957
Nestle SA Sponsored ADR	100	10,620
WK Kellogg Co.	24,800	466,240

		9,344,715

Gas & Water Utilities (0.02%)
National Fuel Gas Co.	10,600	569,432

Health Care Facilities & Services (0.54%)
Chemed Corp.	4,500	2,888,685
Cigna Group, The	2,400	871,656
Elevance Health Inc.	3,200	1,659,328
Encompass Health Corp.	9,500	784,510
Humana Inc.	300	104,016
Laboratory Corp of America Holdings	10,600	2,315,676
McKesson Corp.	5,800	3,113,730
UnitedHealth Group Inc.	2,200	1,088,340

		12,825,941

Home & Office Products (0.47%)
HNI Corp.	160,000	7,220,800
Scotts Miracle-Gro Co., The	53,400	3,983,106

		11,203,906

Household Products (3.23%)
Kenvue Inc.	205,557	4,411,253
Procter & Gamble Co., The	450,700	73,126,075

		77,537,328

Institutional Financial Services (0.24%)
CME Group Inc.	9,500	2,045,255
Goldman Sachs Group Inc., The	800	334,152
Intercontinental Exchange Inc.	21,500	2,954,745
Morgan Stanley	1,700	160,072
Northern Trust Corp.	3,400	302,328

		5,796,552

Insurance (0.72%)
Allstate Corp., The	6,700	1,159,167
Assurant Inc.	15,700	2,955,368
Berkshire Hathaway Inc., Class B(a)	1,700	714,884
Hartford Financial Services
Group Inc., The	23,500	2,421,675
Lincoln National Corp.	104,600	3,339,878
Loews Corp.	29,500	2,309,555
Old Republic International Corp.	48,400	1,486,848
Willis Towers Watson PLC	10,500	2,887,500

		17,274,875

	Shares	Value
Common Stocks (Cont.)

Internet Media & Services (4.37%)
Airbnb Inc., Class A(a)	100	$16,496
Alphabet Inc., Class A(a)	428,840	64,724,821
Alphabet Inc., Class C(a)	71,280	10,853,093
Expedia Group Inc.(a)	100	13,775
Match Group Inc.(a)	100	3,628
Meta Platforms Inc., Class A	58,430	28,372,439
Netflix Inc.(a)	1,100	668,063

		104,652,315

Leisure Facilities & Services (0.28%)
Caesars Entertainment Inc.(a)	100	4,374
Carnival Corp.(a)	100	1,634
Domino’s Pizza Inc.	2,000	993,760
McDonald’s Corp.	19,400	5,469,830
MGM Resorts International(a)	100	4,721
Norwegian Cruise Line Holdings Ltd.(a)	100	2,093
Royal Caribbean Cruises Ltd.(a)	100	13,901
Starbucks Corp.	2,300	210,197
Wynn Resorts Ltd.	100	10,223

		6,710,733

Machinery (4.86%)
Caterpillar Inc.	264,300	96,847,449
Deere & Co.	41,002	16,841,161
Donaldson Co. Inc.	36,517	2,727,090

		116,415,700

Medical Equipment & Devices (1.35%)
Abbott Laboratories	101,075	11,488,185
Agilent Technologies Inc.	143,587	20,893,344
Align Technology Inc.(a)	100	32,792
Dexcom Inc.(a)	100	13,870
Insulet Corp.(a)	100	17,140

		32,445,331

Metals & Mining (0.35%)
Rio Tinto PLC Sponsored ADR	131,700	8,394,558

Oil & Gas Producers (2.53%)
APA Corp.	100	3,438
Cheniere Energy Inc.	8,200	1,322,496
Chevron Corp.	274,000	43,220,760
ConocoPhillips	1,100	140,008
Exxon Mobil Corp.	136,000	15,808,640
Occidental Petroleum Corp.	100	6,499
Pioneer Natural Resources Co.	200	52,500

		60,554,341

Publishing & Broadcasting (0.00%)
Nexstar Media Group Inc.	600	103,374

Real Estate Investment Trusts (0.66%)
AvalonBay Communities Inc.	9,500	1,762,820
CubeSmart	52,400	2,369,528
Healthpeak Properties Inc.	40,900	766,875

See accompanying notes to financial statements.	7

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (Cont.)

Real Estate Investment Trusts (Cont.)
Highwoods Properties Inc.	76,300	$1,997,534
Mid-America Apartment
Communities Inc.	16,800	2,210,544
Public Storage	7,200	2,088,432
Simon Property Group Inc.	30,300	4,741,647

		15,937,380

Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	12,098
First Solar Inc.(a)	100	16,880
SolarEdge Technologies Inc.(a)	100	7,098

		36,076

Retail - Consumer Staples (1.02%)
Costco Wholesale Corp.	10,000	7,326,300
Walmart Inc.	285,600	17,184,552

		24,510,852

Retail - Discretionary (0.90%)
AutoZone Inc.(a)	1,100	3,466,815
Bath & Body Works Inc.	36,300	1,815,726
Home Depot Inc., The	24,660	9,459,576
Lowe’s Cos. Inc.	700	178,311
O’Reilly Automotive Inc.(a)	3,700	4,176,856
TJX Cos. Inc., The	2,400	243,408
Williams-Sonoma Inc.	7,200	2,286,216

		21,626,908

Semiconductors (4.65%)
Advanced Micro Devices Inc.(a)	33,200	5,992,268
Analog Devices Inc.	11,000	2,175,690
Applied Materials Inc.	1,300	268,099
ASML Holding NV NY Reg. Shares	13,721	13,315,819
Broadcom Inc.	11,200	14,844,592
Intel Corp.	100	4,417
KLA Corp.	100	69,857
Lam Research Corp.	200	194,314
Microchip Technology Inc.	100	8,971
Micron Technology Inc.	100	11,789
Monolithic Power Systems Inc.	200	135,484
NVIDIA Corp.	82,000	74,091,920
NXP Semiconductors NV	100	24,777
ON Semiconductor Corp.(a)	100	7,355
Qorvo Inc.(a)	100	11,483
QUALCOMM Inc.	1,700	287,810
Skyworks Solutions Inc.	600	64,992

		111,509,637

Software (2.75%)
Autodesk Inc.(a)	100	26,042
Cadence Design Systems Inc.(a)	100	31,128
Ceridian HCM Holding Inc.(a)	100	6,621
Fortinet Inc.(a)	100	6,831
Intuit Inc.	9,700	6,305,000
Microsoft Corp.	138,121	58,110,267

	Shares	Value
Common Stocks (Cont.)

Software (Cont.)
Oracle Corp.	100	$12,561
Palo Alto Networks Inc.(a)	100	28,413
Salesforce Inc.	100	30,118
ServiceNow Inc.(a)	100	76,240
Synopsys Inc.(a)	100	57,150
Tyler Technologies Inc.(a)	2,800	1,190,028

		65,880,399

Specialty Finance (0.51%)
AGNC Investment Corp.	334,800	3,314,520
GATX Corp.	4,200	562,926
MGIC Investment Corp.	146,600	3,277,976
OneMain Holdings Inc.	23,600	1,205,724
Starwood Property Trust Inc.	163,900	3,332,087
UWM Holdings Corp.	85,270	619,060

		12,312,293

Steel (2.96%)
Nucor Corp.	358,700	70,986,730

Technology Hardware (7.81%)
Apple Inc.	997,704	171,086,282
Corning Inc.	323,492	10,662,296
Motorola Solutions Inc.	8,400	2,981,832
Teledyne Technologies Inc.(a)	5,900	2,532,988

		187,263,398

Technology Services (1.10%)
Accenture PLC, Class A	18,700	6,481,607
Amdocs Ltd.	21,600	1,951,992
Automatic Data Processing Inc.	39,400	9,839,756
CDW Corp.	1,500	383,670
DXC Technology Co.(a)	100	2,121
EPAM Systems Inc.(a)	100	27,616
Fidelity National Information Services Inc.	5,800	430,244
Mastercard Inc., Class A	439	211,409
Paychex Inc.	1,300	159,640
PayPal Holdings Inc.(a)	100	6,699
Science Applications International Corp.	1,500	195,585
Verisk Analytics Inc.	13,500	3,182,355
Visa Inc., Class A	4,130	1,152,601
Western Union Co., The	172,500	2,411,550

		26,436,845

Telecommunications (0.00%)
EchoStar Corp., Class A(a)	35	499

Tobacco & Cannabis (0.01%)
Philip Morris International Inc.	2,000	183,240

Transportation & Logistics (0.38%)
American Airlines Group Inc.(a)	100	1,535
CH Robinson Worldwide Inc.	2,700	205,578
Expeditors International of
Washington Inc.	18,600	2,261,202

8	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (Cont.)

Transportation & Logistics (Cont.)
Landstar System Inc.	10,600	$2,043,256
Norfolk Southern Corp.	6,300	1,605,681
Union Pacific Corp.	12,066	2,967,391
United Parcel Service Inc., Class B	200	29,726

		9,114,369

Wholesale - Consumer Staples (1.44%)
Archer-Daniels-Midland Co.	550,461	34,574,456

Wholesale - Discretionary (0.00%)
Copart Inc.(a)	100	5,792

Total Common Stocks (cost $383,111,858)		1,709,177,900

	Principal amount	Value
Corporate Bonds (8.44%)

Aerospace & Defense (0.14%)
General Dynamics Corp.
3.250%, 04/01/2025	$200,000	196,123
Boeing Co., The
4.875%, 05/01/2025	250,000	247,259
2.196%, 02/04/2026	350,000	327,754
3.250%, 02/01/2028	250,000	230,127
5.150%, 05/01/2030	250,000	242,179
3.625%, 02/01/2031	150,000	132,062
Lockheed Martin Corp.
4.950%, 10/15/2025	100,000	99,903
5.100%, 11/15/2027	250,000	252,993
4.450%, 05/15/2028	250,000	247,711
5.250%, 01/15/2033	250,000	257,011
RTX Corp.
5.000%, 02/27/2026	150,000	149,660
5.750%, 11/08/2026	100,000	101,572
6.000%, 03/15/2031	200,000	210,394
5.150%, 02/27/2033	250,000	250,472
L3Harris Technologies Inc.
5.400%, 01/15/2027	150,000	151,140
5.400%, 07/31/2033	100,000	100,613
HEICO Corp.
5.250%, 08/01/2028	150,000	150,766

		3,347,739

Apparel & Textile Products (0.00%)
Tapestry Inc.
7.350%, 11/27/2028	100,000	105,425

		105,425

Asset Management (0.12%)
Blackstone Private Credit Fund
7.050%, 09/29/2025	500,000	507,567
3.250%, 03/15/2027	500,000	461,873
4.000%, 01/15/2029	250,000	229,488

	Principal amount	Value
Corporate Bonds (Cont.)

Asset Management (Cont.)
Charles Schwab Corp., The
0.900%, 03/11/2026	$250,000	$230,415
5.875%, 08/24/2026	100,000	101,662
5.853%, 05/19/2034	150,000	153,697
Blue Owl Credit Income Corp.
7.750%, 09/16/2027	250,000	256,214
BlackRock Inc.
2.400%, 04/30/2030	250,000	219,102
4.750%, 05/25/2033	150,000	149,323
Ameriprise Financial Inc.
4.500%, 05/13/2032	250,000	242,509
5.150%, 05/15/2033	100,000	101,172
Brookfield Capital Finance LLC
6.087%, 06/14/2033	100,000	104,791

		2,757,813

Automotive (0.27%)
American Honda Finance Corp.
4.600%, 04/17/2025	250,000	248,061
5.000%, 05/23/2025	250,000	248,992
5.800%, 10/03/2025	100,000	100,851
5.250%, 07/07/2026	250,000	251,488
5.125%, 07/07/2028	250,000	252,828
5.650%, 11/15/2028	100,000	103,105
5.850%, 10/04/2030	100,000	104,653
Toyota Motor Credit Corp.
3.650%, 08/18/2025	250,000	245,319
4.550%, 09/20/2027	250,000	247,656
4.550%, 05/17/2030	100,000	98,425
General Motors Financial Co. Inc.
6.050%, 10/10/2025	250,000	251,919
5.400%, 04/06/2026	250,000	250,172
5.000%, 04/09/2027	250,000	248,258
5.400%, 05/08/2027	100,000	100,267
6.000%, 01/09/2028	250,000	256,383
5.800%, 06/23/2028	250,000	255,013
5.850%, 04/06/2030	250,000	255,123
6.400%, 01/09/2033	250,000	262,215
Ford Motor Credit Co. LLC
6.950%, 03/06/2026	200,000	203,855
6.950%, 06/10/2026	200,000	204,395
5.800%, 03/05/2027	200,000	200,749
6.800%, 05/12/2028	200,000	207,889
6.798%, 11/07/2028	200,000	208,877
7.350%, 03/06/2030	200,000	213,298
7.200%, 06/10/2030	200,000	212,403
6.050%, 03/05/2031	200,000	201,686
Toyota Motor Corp.
5.275%, 07/13/2026	250,000	251,768
5.118%, 07/13/2028	250,000	255,202
5.123%, 07/13/2033	250,000	263,906

See accompanying notes to financial statements.	9

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Automotive (Cont.)
General Motors Co.
5.600%, 10/15/2032	$100,000	$101,280
Magna International Inc.
5.500%, 03/21/2033	200,000	206,071

		6,512,107

Banking (1.99%)
Canadian Imperial Bank of Commerce
3.300%, 04/07/2025	150,000	146,807
5.144%, 04/28/2025	250,000	249,238
3.945%, 08/04/2025	150,000	147,314
5.615%, 07/17/2026	150,000	151,387
3.450%, 04/07/2027	150,000	143,526
5.001%, 04/28/2028	150,000	149,609
Bank of Nova Scotia, The
3.450%, 04/11/2025	150,000	147,031
5.450%, 06/12/2025	150,000	150,084
4.750%, 02/02/2026	250,000	248,200
5.250%, 06/12/2028	150,000	151,334
4.850%, 02/01/2030	250,000	248,257
4.588%, 05/04/2037	150,000	136,098
Royal Bank of Canada
3.375%, 04/14/2025	150,000	147,064
4.950%, 04/25/2025	250,000	249,170
4.875%, 01/12/2026	100,000	99,668
5.200%, 07/20/2026	250,000	250,846
4.240%, 08/03/2027	150,000	146,645
6.000%, 11/01/2027	250,000	258,496
4.900%, 01/12/2028	150,000	150,091
5.200%, 08/01/2028	150,000	151,509
5.000%, 02/01/2033	150,000	149,461
5.000%, 05/02/2033	125,000	124,607
Deutsche Bank AG
4.162%, 05/13/2025	250,000	246,315
6.119%, 07/14/2026	200,000	200,654
7.146%, 07/13/2027	250,000	256,963
5.371%, 09/09/2027	250,000	251,386
2.552%, 01/07/2028	250,000	229,565
6.720%, 01/18/2029	250,000	258,703
6.819%, 11/20/2029	150,000	156,918
3.742%, 01/07/2033	250,000	206,687
National Australia Bank Ltd.
5.200%, 05/13/2025	250,000	250,074
3.500%, 06/09/2025	250,000	245,346
4.966%, 01/12/2026	250,000	249,715
3.905%, 06/09/2027	250,000	243,149
4.944%, 01/12/2028	250,000	250,898
4.900%, 06/13/2028	250,000	250,618
PNC Bank N.A.
3.250%, 06/01/2025	250,000	243,730
3.100%, 10/25/2027	250,000	233,515
Toronto-Dominion Bank, The
3.766%, 06/06/2025	150,000	147,377
0.750%, 01/06/2026	250,000	232,045

	Principal amount	Value
Corporate Bonds (Cont.)

Banking (Cont.)
5.103%, 01/09/2026	$250,000	$250,477
5.532%, 07/17/2026	250,000	252,240
4.108%, 06/08/2027	150,000	146,087
4.693%, 09/15/2027	250,000	247,666
5.156%, 01/10/2028	150,000	151,018
5.523%, 07/17/2028	150,000	153,234
Bank of Montreal
3.700%, 06/07/2025	150,000	147,189
5.300%, 06/05/2026	250,000	250,696
2.650%, 03/08/2027	150,000	140,640
4.700%, 09/14/2027	150,000	148,794
5.203%, 02/01/2028	150,000	151,179
3.088%, 01/10/2037	150,000	122,364
Australia & New Zealand Banking Group Ltd.
5.375%, 07/03/2025	250,000	250,841
5.088%, 12/08/2025	250,000	250,059
Morgan Stanley Bank N.A.
5.479%, 07/16/2025	250,000	251,007
4.754%, 04/21/2026	250,000	248,415
Cooperatieve Rabobank U.A.
5.500%, 07/18/2025	250,000	250,920
Wells Fargo Bank N.A.
5.550%, 08/01/2025	250,000	251,220
5.450%, 08/07/2026	250,000	251,756
KeyBank N.A.
4.150%, 08/08/2025	250,000	243,044
4.700%, 01/26/2026	250,000	244,232
5.850%, 11/15/2027	250,000	248,062
Banco Santander SA
5.147%, 08/18/2025	200,000	198,489
5.294%, 08/18/2027	200,000	199,665
4.175%, 03/24/2028	200,000	192,848
5.588%, 08/08/2028	200,000	202,893
6.921%, 08/08/2033	200,000	209,445
Bank of America N.A.
5.650%, 08/18/2025	250,000	251,550
5.526%, 08/18/2026	250,000	252,631
Westpac Banking Corp.
3.735%, 08/26/2025	250,000	245,385
4.043%, 08/26/2027	250,000	245,144
5.457%, 11/18/2027	250,000	255,184
Sumitomo Mitsui Financial Group Inc.
5.464%, 01/13/2026	200,000	200,708
5.880%, 07/13/2026	250,000	253,782
5.520%, 01/13/2028	250,000	255,115
5.800%, 07/13/2028	250,000	257,665
5.710%, 01/13/2030	250,000	258,091
5.766%, 01/13/2033	250,000	260,512
Manufacturers & Traders Trust Co.
4.650%, 01/27/2026	250,000	244,614
4.700%, 01/27/2028	250,000	240,992
Commonwealth Bank of Australia
5.316%, 03/13/2026	250,000	251,714

10	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Banking (Cont.)
JPMorgan Chase & Co.
3.300%, 04/01/2026	$250,000	$242,058
4.080%, 04/26/2026	250,000	246,171
6.070%, 10/22/2027	250,000	255,134
2.947%, 02/24/2028	250,000	234,982
4.323%, 04/26/2028	150,000	146,607
4.851%, 07/25/2028	250,000	247,826
4.203%, 07/23/2029	150,000	144,704
5.299%, 07/24/2029	250,000	251,932
6.087%, 10/23/2029	100,000	104,024
4.452%, 12/05/2029	150,000	146,225
5.012%, 01/23/2030	150,000	149,434
3.702%, 05/06/2030	250,000	234,335
4.565%, 06/14/2030	250,000	243,926
1.953%, 02/04/2032	250,000	203,732
2.580%, 04/22/2032	250,000	211,216
2.545%, 11/08/2032	250,000	208,015
2.963%, 01/25/2033	250,000	213,693
4.586%, 04/26/2033	500,000	479,251
4.912%, 07/25/2033	500,000	489,608
5.717%, 09/14/2033	250,000	254,530
5.350%, 06/01/2034	250,000	251,098
6.254%, 10/23/2034	250,000	267,339
5.336%, 01/23/2035	250,000	251,150
Bank of America Corp.(Variable, U.S. SOFR + 1.33%)(b)
3.384%, 04/02/2026	250,000	244,551
4.827%, 07/22/2026	250,000	247,801
5.080%, 01/20/2027	250,000	248,794
1.734%, 07/22/2027	250,000	230,573
5.933%, 09/15/2027	250,000	253,459
2.551%, 02/04/2028	250,000	232,432
4.376%, 04/27/2028	250,000	244,133
4.948%, 07/22/2028	150,000	148,924
6.204%, 11/10/2028	250,000	258,749
3.970%, 03/05/2029	250,000	239,071
5.202%, 04/25/2029	250,000	250,230
2.087%, 06/14/2029	250,000	221,111
4.271%, 07/23/2029	150,000	144,603
5.819%, 09/15/2029	100,000	102,600
3.974%, 02/07/2030	250,000	236,921
3.194%, 07/23/2030	250,000	227,123
2.572%, 10/20/2032	250,000	207,638
2.972%, 02/04/2033	500,000	425,400
4.571%, 04/27/2033	500,000	475,060
5.015%, 07/22/2033	500,000	492,273
5.288%, 04/25/2034	250,000	249,265
5.872%, 09/15/2034	175,000	181,409
5.468%, 01/23/2035	250,000	251,983
2.482%, 09/21/2036	250,000	199,982
3.846%, 03/08/2037	250,000	221,117
Mitsubishi UFJ Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%)(b)
5.541%, 04/17/2026	200,000	199,971

	Principal amount	Value
Corporate Bonds (Cont.)

Banking (Cont.)
2.341%, 01/19/2028	$250,000	$231,953
5.017%, 07/20/2028	250,000	249,244
WellsFargo & Co.
3.000%, 04/22/2026	250,000	239,174
3.908%, 04/25/2026	150,000	147,234
4.540%, 08/15/2026	250,000	246,844
3.000%, 10/23/2026	250,000	236,729
3.526%, 03/24/2028	250,000	238,043
3.584%, 05/22/2028	364,000	346,190
4.150%, 01/24/2029	186,000	179,299
5.574%, 07/25/2029	200,000	202,426
6.303%, 10/23/2029	100,000	104,167
5.198%, 01/23/2030	150,000	149,719
3.350%, 03/02/2033	500,000	433,365
4.897%, 07/25/2033	500,000	482,046
5.389%, 04/24/2034	150,000	149,021
5.557%, 07/25/2034	150,000	150,723
5.499%, 01/23/2035	250,000	250,909
Bank of New York Mellon, The
5.148%, 05/22/2026(b)	250,000	249,542
U.S. Bancorp
2.375%, 07/22/2026	250,000	235,582
5.727%, 10/21/2026	100,000	100,553
3.150%, 04/27/2027	250,000	237,364
6.787%, 10/26/2027	250,000	258,962
3.900%, 04/26/2028	250,000	240,694
4.548%, 07/22/2028	150,000	147,058
4.653%, 02/01/2029	150,000	147,036
5.775%, 06/12/2029	250,000	254,644
5.384%, 01/23/2030	100,000	100,472
4.839%, 02/01/2034	150,000	142,610
5.836%, 06/12/2034	250,000	255,022
5.678%, 01/23/2035	250,000	252,736
Citigroup Inc.(Variable, U.S. SOFR + 1.55%)(b)
5.610%, 09/29/2026	250,000	250,459
3.070%, 02/24/2028	250,000	235,214
4.658%, 05/24/2028	150,000	147,773
3.980%, 03/20/2030	150,000	141,332
2.561%, 05/01/2032	250,000	208,366
3.057%, 01/25/2033	500,000	424,650
3.785%, 03/17/2033	500,000	447,030
4.910%, 05/24/2033	500,000	482,046
6.270%, 11/17/2033	250,000	263,935
6.174%, 05/25/2034	250,000	253,589
5.827%, 02/13/2035	250,000	247,578
Barclays PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.05%)(b)
7.325%, 11/02/2026	200,000	204,936
5.829%, 05/09/2027	250,000	250,639
6.496%, 09/13/2027	250,000	255,112
6.490%, 09/13/2029	200,000	207,887
5.746%, 08/09/2033	250,000	251,017
7.437%, 11/02/2033	250,000	277,953
6.224%, 05/09/2034	250,000	257,943

See accompanying notes to financial statements.	11

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Banking (Cont.)
7.119%, 06/27/2034	$250,000	$267,069
HSBC Holdings PLC(Variable, U.S. SOFR + 3.03%)(b)
7.336%, 11/03/2026	200,000	205,800
5.887%, 08/14/2027	250,000	252,317
4.755%, 06/09/2028	250,000	245,182
5.210%, 08/11/2028	250,000	249,431
7.390%, 11/03/2028	250,000	266,044
6.161%, 03/09/2029	250,000	256,975
5.402%, 08/11/2033	250,000	249,404
8.113%, 11/03/2033	250,000	286,392
6.254%, 03/09/2034	250,000	263,494
6.547%, 06/20/2034	200,000	207,370
7.399%, 11/13/2034	200,000	218,950
NatWest Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.85%)(b)
7.472%, 11/10/2026	200,000	205,465
5.847%, 03/02/2027	200,000	201,038
5.076%, 01/27/2030	200,000	196,437
PNC Financial Services Group Inc., The(Variable, U.S. SOFR Compound Index + 1.09%)(b)
4.758%, 01/26/2027	250,000	247,710
5.582%, 06/12/2029	250,000	253,182
6.037%, 10/28/2033	150,000	155,182
5.939%, 08/18/2034	150,000	154,040
Truist Financial Corp.(Variable, U.S. SOFR + 2.05%)(b)
6.047%, 06/08/2027	250,000	253,443
7.161%, 10/30/2029	150,000	160,087
5.435%, 01/24/2030	100,000	99,929
5.867%, 06/08/2034	150,000	151,872
Lloyds Banking Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.48%)(b)
5.985%, 08/07/2027	250,000	252,390
3.750%, 03/18/2028	250,000	239,350
Santander Holdings U.S.A. Inc.
2.490%, 01/06/2028(b)	250,000	227,292
Santander UK Group Holdings PLC(Variable, U.S. SOFR + 1.22%)(b)
2.469%, 01/11/2028	250,000	229,859
6.534%, 01/10/2029	250,000	258,534
ING Groep N.V.
4.017%, 03/28/2028(b)	200,000	192,791
Citibank N.A.
5.803%, 09/29/2028	250,000	258,776
Fifth Third Bancorp(Variable, U.S. SOFR + 2.34%)(b)
6.339%, 07/27/2029	150,000	154,688
4.772%, 07/28/2030	150,000	144,481

	Principal amount	Value
Corporate Bonds (Cont.)

Banking (Cont.)
Citizens Financial Group Inc.
5.841%, 01/23/2030(b)	$100,000	$99,809
Mizuho Financial Group Inc.
5.748%, 07/06/2034(b)	200,000	206,493

		47,767,926

Beverages (0.14%)
Diageo Capital PLC
5.200%, 10/24/2025	200,000	200,188
5.300%, 10/24/2027	250,000	253,509
5.500%, 01/24/2033	200,000	207,627
Constellation Brands Inc.
5.000%, 02/02/2026	250,000	248,416
4.350%, 05/09/2027	250,000	244,835
4.750%, 05/09/2032	250,000	244,487
4.900%, 05/01/2033	100,000	98,200
PepsiCo Inc.
4.550%, 02/13/2026	250,000	248,838
3.600%, 02/18/2028	250,000	241,594
4.450%, 05/15/2028	250,000	250,015
3.900%, 07/18/2032	100,000	94,735
4.450%, 02/15/2033	100,000	100,174
Anheuser-Busch InBev Worldwide Inc.
3.500%, 06/01/2030	350,000	325,866
Coca-Cola Co., The
2.000%, 03/05/2031	200,000	169,294
Keurig Dr. Pepper Inc.
4.050%, 04/15/2032	250,000	233,104
Brown-Forman Corp.
4.750%, 04/15/2033	100,000	99,108

		3,259,990

Biotechnology & Pharmaceuticals (0.39%)
Pfizer Investment Enterprises Pte. Ltd.
4.650%, 05/19/2025	250,000	248,378
4.450%, 05/19/2026	250,000	247,455
4.450%, 05/19/2028	250,000	246,441
4.650%, 05/19/2030	250,000	247,552
4.750%, 05/19/2033	250,000	246,213
Royalty Pharma PLC
1.200%, 09/02/2025	250,000	235,180
Zoetis Inc.
5.400%, 11/14/2025	250,000	250,323
5.600%, 11/16/2032	250,000	259,212
AstraZeneca PLC
3.375%, 11/16/2025	150,000	146,200
Novartis Capital Corp.
3.000%, 11/20/2025	150,000	145,717
Eli Lilly & Co.
5.000%, 02/27/2026	250,000	249,711
3.375%, 03/15/2029	207,000	196,270
4.700%, 02/27/2033	150,000	149,697
4.700%, 02/09/2034	100,000	99,488

12	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Biotechnology & Pharmaceuticals (Cont.)
Johnson & Johnson
2.450%, 03/01/2026	$150,000	$143,733
Amgen Inc.
5.507%, 03/02/2026	250,000	249,717
2.600%, 08/19/2026	250,000	236,749
5.150%, 03/02/2028	250,000	251,730
3.000%, 02/22/2029	250,000	231,080
4.050%, 08/18/2029	250,000	240,324
5.250%, 03/02/2030	250,000	253,902
3.350%, 02/22/2032	150,000	133,769
4.200%, 03/01/2033	150,000	140,239
5.250%, 03/02/2033	250,000	252,642
Astrazeneca Finance LLC
1.200%, 05/28/2026	250,000	230,974
4.800%, 02/26/2027	100,000	99,996
4.875%, 03/03/2028	250,000	250,686
4.900%, 03/03/2030	250,000	252,020
4.875%, 03/03/2033	150,000	149,729
5.000%, 02/26/2034	100,000	100,494
Bristol-Myers Squibb Co.
4.900%, 02/22/2027	100,000	100,253
5.100%, 02/22/2031	300,000	303,170
2.950%, 03/15/2032	250,000	218,543
5.200%, 02/22/2034	100,000	101,616
AbbVie Inc.
4.800%, 03/15/2027	100,000	100,082
3.200%, 11/21/2029	250,000	230,435
4.950%, 03/15/2031	500,000	503,539
GlaxoSmithKline Capital Inc.
3.875%, 05/15/2028	250,000	242,912
Merck & Co. Inc.
4.050%, 05/17/2028	250,000	245,933
3.400%, 03/07/2029	150,000	142,028
4.300%, 05/17/2030	250,000	244,643
4.500%, 05/17/2033	150,000	146,767
Sanofi SA
3.625%, 06/19/2028	150,000	145,051
Pfizer Inc.
3.450%, 03/15/2029	150,000	142,082
Gilead Sciences Inc.
1.650%, 10/01/2030	300,000	247,101

		9,299,776

Cable & Satellite (0.09%)
Comcast Corp.
5.250%, 11/07/2025	250,000	251,066
3.300%, 04/01/2027	200,000	191,438
5.350%, 11/15/2027	250,000	254,786
4.550%, 01/15/2029	250,000	248,125
5.500%, 11/15/2032	250,000	259,254
4.650%, 02/15/2033	250,000	245,421
4.800%, 05/15/2033	250,000	246,649

	Principal amount	Value
Corporate Bonds (Cont.)

Cable & Satellite (Cont.)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, 01/15/2029	$250,000	$212,813
4.400%, 04/01/2033	250,000	221,826

		2,131,378

Chemicals (0.12%)
Sherwin-Williams Co., The
4.250%, 08/08/2025	150,000	147,811
Nutrien Ltd.
5.950%, 11/07/2025	150,000	151,263
4.900%, 03/27/2028	150,000	149,290
E.I. du Pont de Nemours and Co.
4.500%, 05/15/2026	150,000	148,385
FMC Corp.
5.150%, 05/18/2026	150,000	149,086
Albemarle Corp.
4.650%, 06/01/2027	150,000	147,296
5.050%, 06/01/2032	150,000	144,089
Celanese U.S. Holdings LLC
6.165%, 07/15/2027	150,000	152,817
6.350%, 11/15/2028	150,000	155,446
6.330%, 07/15/2029	150,000	155,583
6.550%, 11/15/2030	150,000	157,809
6.379%, 07/15/2032	150,000	155,678
Ecolab Inc.
5.250%, 01/15/2028	150,000	152,856
Air Products and Chemicals Inc.
4.600%, 02/08/2029	100,000	99,496
4.800%, 03/03/2033	100,000	99,568
4.850%, 02/08/2034	100,000	98,835
Cabot Corp.
5.000%, 06/30/2032	150,000	146,277
Eastman Chemical Co.
5.750%, 03/08/2033	100,000	101,760
Avery Dennison Corp.
5.750%, 03/15/2033	100,000	104,170
Dow Chemical Co., The
6.300%, 03/15/2033	150,000	161,754
5.150%, 02/15/2034	100,000	99,553

		2,878,822

Commercial Support Services (0.05%)
Cintas Corp. No. 2
3.450%, 05/01/2025	100,000	98,027
GXO Logistics Inc.
1.650%, 07/15/2026	250,000	229,278
2.650%, 07/15/2031	150,000	122,235
Waste Management Inc.
4.875%, 02/15/2029	150,000	151,443
4.625%, 02/15/2030	100,000	99,588
4.150%, 04/15/2032	100,000	95,525
4.625%, 02/15/2033	100,000	97,960

See accompanying notes to financial statements.	13

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Commercial Support Services (Cont.)
Republic Services Inc.
4.875%, 04/01/2029	$150,000	$150,336
2.375%, 03/15/2033	100,000	80,957
Waste Connections Inc.
2.600%, 02/01/2030	200,000	176,776

		1,302,125

Containers & Packaging (0.01%)
Amcor Flexibles North America Inc.
4.000%, 05/17/2025	100,000	98,155
Berry Global Inc.
5.500%, 04/15/2028	100,000	100,806
Amcor Finance U.S.A. Inc.
5.625%, 05/26/2033	100,000	102,661

		301,622

Diversified Industrials (0.04%)
3M Co.
3.000%, 08/07/2025	250,000	242,881
Parker-Hannifin Corp.
4.250%, 09/15/2027	150,000	147,120
4.500%, 09/15/2029	150,000	147,659
Honeywell International Inc.
4.950%, 02/15/2028	150,000	151,777
4.250%, 01/15/2029	150,000	147,593
5.000%, 02/15/2033	125,000	126,270

		963,300

E-Commerce Discretionary (0.11%)
Amazon.com Inc.
3.000%, 04/13/2025	250,000	244,822
4.600%, 12/01/2025	150,000	149,435
3.300%, 04/13/2027	150,000	144,334
4.550%, 12/01/2027	250,000	250,016
3.450%, 04/13/2029	250,000	238,400
4.650%, 12/01/2029	150,000	150,916
2.100%, 05/12/2031	150,000	127,320
3.600%, 04/13/2032	250,000	232,892
4.700%, 12/01/2032	250,000	250,890
eBay Inc.
5.900%, 11/22/2025	250,000	251,867
5.950%, 11/22/2027	250,000	257,961
6.300%, 11/22/2032	250,000	268,187

		2,567,040

Electric Utilities (0.55%)
Sempra
3.300%, 04/01/2025	100,000	97,843
5.400%, 08/01/2026	100,000	100,346
3.700%, 04/01/2029	100,000	93,506
5.500%, 08/01/2033	200,000	200,710
Southern California Edison Co.
4.200%, 06/01/2025	150,000	147,995
4.900%, 06/01/2026	150,000	149,353
4.700%, 06/01/2027	150,000	148,383

	Principal amount	Value
Corporate Bonds (Cont.)

Electric Utilities (Cont.)
5.850%, 11/01/2027	$150,000	$154,055
5.300%, 03/01/2028	150,000	151,735
5.950%, 11/01/2032	150,000	157,433
Pacific Gas and Electric Co.
4.950%, 06/08/2025	150,000	148,781
5.450%, 06/15/2027	150,000	150,493
4.400%, 03/01/2032	150,000	138,258
5.900%, 06/15/2032	150,000	152,680
6.400%, 06/15/2033	150,000	158,107
National Rural Utilities Cooperative Finance Corp.
3.450%, 06/15/2025	150,000	146,834
5.450%, 10/30/2025	150,000	150,532
4.450%, 03/13/2026	150,000	148,457
4.800%, 03/15/2028	150,000	149,947
NextEra Energy Capital Holdings Inc.
4.450%, 06/20/2025	150,000	148,124
5.749%, 09/01/2025	150,000	150,603
4.625%, 07/15/2027	150,000	147,971
4.900%, 02/28/2028	150,000	149,502
5.000%, 02/28/2030	150,000	150,184
5.000%, 07/15/2032	150,000	149,238
5.050%, 02/28/2033	150,000	148,650
Edison International
4.700%, 08/15/2025	150,000	148,183
WEC Energy Group Inc.
5.000%, 09/27/2025	150,000	149,156
4.750%, 01/09/2026	150,000	148,648
5.150%, 10/01/2027	150,000	150,317
4.750%, 01/15/2028	150,000	148,993
Southern Co., The
5.150%, 10/06/2025	150,000	149,778
5.113%, 08/01/2027	150,000	150,123
4.850%, 06/15/2028	150,000	149,272
5.700%, 10/15/2032	150,000	154,753
5.200%, 06/15/2033	150,000	149,973
Wisconsin Public Service Corp.
5.350%, 11/10/2025	150,000	150,574
Duke Energy Corp.
5.000%, 12/08/2025	150,000	149,569
5.000%, 12/08/2027	150,000	149,867
4.300%, 03/15/2028	150,000	146,587
Florida Power & Light Co.
4.450%, 05/15/2026	150,000	148,590
5.050%, 04/01/2028	150,000	151,694
4.400%, 05/15/2028	150,000	148,425
4.625%, 05/15/2030	150,000	148,670
5.100%, 04/01/2033	150,000	151,078
4.800%, 05/15/2033	150,000	147,843
Eversource Energy
4.750%, 05/15/2026	150,000	148,431
2.900%, 03/01/2027	150,000	141,076
4.600%, 07/01/2027	150,000	147,492
5.450%, 03/01/2028	150,000	151,885
5.125%, 05/15/2033	150,000	146,784

14	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Electric Utilities (Cont.)
CenterPoint Energy Inc.
5.250%, 08/10/2026	$150,000	$150,296
Exelon Corp.
2.750%, 03/15/2027	150,000	140,497
5.150%, 03/15/2028	150,000	150,377
5.300%, 03/15/2033	150,000	150,529
Virginia Electric and Power Co.
3.750%, 05/15/2027	150,000	144,761
5.000%, 04/01/2033	150,000	147,979
5.300%, 08/15/2033	150,000	150,672
5.000%, 01/15/2034	100,000	98,260
Alabama Power Co.
3.750%, 09/01/2027	150,000	144,487
American Electric Power Co. Inc.
5.750%, 11/01/2027	150,000	153,514
5.950%, 11/01/2032	150,000	156,030
Public Service Enterprise Group Inc.
5.850%, 11/15/2027	150,000	153,710
Consumers Energy Co.
4.650%, 03/01/2028	150,000	149,131
4.625%, 05/15/2033	150,000	146,069
Constellation Energy Generation LLC
5.600%, 03/01/2028	150,000	152,880
Black Hills Corp.
5.950%, 03/15/2028	150,000	154,908
Georgia Power Co.
4.650%, 05/16/2028	150,000	148,616
4.700%, 05/15/2032	150,000	146,440
4.950%, 05/17/2033	150,000	148,046
DTE Energy Co.
4.875%, 06/01/2028	150,000	148,375
AES Corp., The
5.450%, 06/01/2028	150,000	149,767
National Grid PLC
5.602%, 06/12/2028	150,000	152,771
5.809%, 06/12/2033	150,000	153,307
San Diego Gas & Electric Co.
4.950%, 08/15/2028	150,000	150,609
Puget Energy Inc.
4.224%, 03/15/2032	150,000	136,023
AEP Texas Inc.
4.700%, 05/15/2032	150,000	143,268
Xcel Energy Inc.
4.600%, 06/01/2032	150,000	141,237
5.450%, 08/15/2033	150,000	149,203
Dominion Energy Inc.
5.375%, 11/15/2032	150,000	150,989
Duke Energy Carolinas LLC
4.950%, 01/15/2033	150,000	149,235
4.850%, 01/15/2034	100,000	98,193
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	100,000	114,095
Southwest Electric Power Co.
5.300%, 04/01/2033	100,000	98,876

	Principal amount	Value
Corporate Bonds (Cont.)

Electric Utilities (Cont.)
PPL Electric Utilities Corp.
5.000%, 05/15/2033	$150,000	$149,701
4.850%, 02/15/2034	100,000	98,356
Ameren Illinois Co.
4.950%, 06/01/2033	150,000	148,555
Public Service Electric and Gas Co.
5.200%, 08/01/2033	150,000	152,198
Arizona Public Service Co.
5.550%, 08/01/2033	150,000	151,794
Oncor Electric Delivery Co. LLC
5.650%, 11/15/2033	100,000	104,069
Duke Energy Florida LLC
5.875%, 11/15/2033	100,000	105,674
PacifiCorp
5.450%, 02/15/2034	100,000	100,420

		13,251,398

Electrical Equipment (0.05%)
Tyco Electronics Group SA
4.500%, 02/13/2026	150,000	148,488
Amphenol Corp.
4.750%, 03/30/2026	150,000	148,965
Vontier Corp.
1.800%, 04/01/2026	150,000	139,281
2.950%, 04/01/2031	150,000	125,448
Otis Worldwide Corp.
5.250%, 08/16/2028	150,000	152,086
Lennox International Inc.
5.500%, 09/15/2028	100,000	101,379
Allegion U.S. Holding Co. Inc.
5.411%, 07/01/2032	150,000	150,436
Trane Technologies Financing Ltd.
5.250%, 03/03/2033	100,000	101,580

		1,067,663

Engineering & Construction (0.01%)
Ste Transcore Holdings Inc.
4.125%, 05/23/2026	250,000	244,750
Jacobs Engineering Group Inc.
6.350%, 08/18/2028	100,000	103,402

		348,152

Entertainment Content (0.04%)
Warnermedia Holdings Inc.
6.412%, 03/15/2026	500,000	500,009
4.279%, 03/15/2032	500,000	446,655

		946,664

Food (0.13%)
General Mills Inc.
5.241%, 11/18/2025	200,000	199,418
4.950%, 03/29/2033	100,000	98,979
Conagra Brands Inc.
5.300%, 10/01/2026	250,000	250,472

See accompanying notes to financial statements.	15

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Food (Cont.)
JBS U.S.A. LUX SA/JBS U.S.A. Food Co./JBS U.S.A. Finance Inc.
2.500%, 01/15/2027	$250,000	$230,558
5.125%, 02/01/2028	250,000	246,261
3.000%, 02/02/2029	250,000	221,413
5.500%, 01/15/2030	250,000	246,369
3.625%, 01/15/2032	250,000	213,895
5.750%, 04/01/2033	100,000	98,547
Mondelez International Inc.
2.625%, 03/17/2027	250,000	234,176
Kraft Heinz Foods Co.
3.750%, 04/01/2030	250,000	234,673
Pilgrim’s Pride Corp.
4.250%, 04/15/2031	250,000	224,955
3.500%, 03/01/2032	250,000	212,363
6.250%, 07/01/2033	100,000	102,202
Kellanova
5.250%, 03/01/2033	100,000	100,431
McCormick & Co. Inc.
4.950%, 04/15/2033	100,000	99,050
Hershey Co., The
4.500%, 05/04/2033	100,000	98,727

		3,112,489

Gas & Water Utilities (0.04%)
National Fuel Gas Co.
5.500%, 10/01/2026	250,000	250,129
Southern California Gas Co.
2.950%, 04/15/2027	100,000	94,398
5.200%, 06/01/2033	100,000	100,202
CenterPoint Energy Resources Corp.
5.250%, 03/01/2028	100,000	101,071
5.400%, 03/01/2033	100,000	101,701
NiSource Inc.
5.250%, 03/30/2028	100,000	100,731
Southwest Gas Corp.
4.050%, 03/15/2032	100,000	91,700
American Water Capital Corp.
4.450%, 06/01/2032	100,000	96,401

		936,333

Health Care Facilities & Services (0.34%)
UnitedHealth Group Inc.
5.150%, 10/15/2025	250,000	250,302
3.700%, 05/15/2027	250,000	242,385
5.250%, 02/15/2028	250,000	254,758
4.000%, 05/15/2029	250,000	241,787
5.300%, 02/15/2030	250,000	256,129
4.200%, 05/15/2032	250,000	237,756
5.350%, 02/15/2033	100,000	102,936
4.500%, 04/15/2033	100,000	96,832
Elevance Health Inc.
5.350%, 10/15/2025	250,000	250,134
4.900%, 02/08/2026	500,000	496,909
5.500%, 10/15/2032	250,000	256,610

	Principal amount	Value
Corporate Bonds (Cont.)

Health Care Facilities & Services (Cont.)
4.750%, 02/15/2033	$250,000	$243,929
McKesson Corp.
5.250%, 02/15/2026	250,000	249,305
4.900%, 07/15/2028	150,000	150,535
5.100%, 07/15/2033	100,000	100,826
CVS Health Corp.
5.000%, 02/20/2026	250,000	249,170
5.000%, 01/30/2029	150,000	150,488
5.125%, 02/21/2030	250,000	250,998
5.250%, 01/30/2031	250,000	251,952
5.250%, 02/21/2033	100,000	100,093
5.300%, 06/01/2033	100,000	100,282
Cigna Group, The
5.685%, 03/15/2026	150,000	149,952
5.000%, 05/15/2029	300,000	300,287
5.125%, 05/15/2031	100,000	100,169
5.250%, 02/15/2034	100,000	99,853
Universal Health Services Inc.
1.650%, 09/01/2026	250,000	227,904
2.650%, 10/15/2030	250,000	212,021
HCA Inc.
3.125%, 03/15/2027	150,000	141,916
5.200%, 06/01/2028	150,000	150,459
3.375%, 03/15/2029	150,000	137,484
5.450%, 04/01/2031	100,000	100,609
3.625%, 03/15/2032	100,000	88,600
5.500%, 06/01/2033	100,000	100,473
CommonSpirit Health
6.073%, 11/01/2027	150,000	154,516
Humana Inc.
5.750%, 03/01/2028	250,000	255,569
3.700%, 03/23/2029	250,000	235,243
IQVIA Inc.
5.700%, 05/15/2028	200,000	202,774
6.250%, 02/01/2029	100,000	103,899
Centene Corp.
2.450%, 07/15/2028	250,000	221,637
2.500%, 03/01/2031	400,000	329,188
Adventist Health System
5.430%, 03/01/2032	150,000	151,515
Sutter Health
5.164%, 08/15/2033	100,000	100,953
Quest Diagnostics Inc.
6.400%, 11/30/2033	100,000	108,173

		8,207,310

Home & Office Products (0.00%)
Whirlpool Corp.
4.700%, 05/14/2032	100,000	95,898

		95,898

Home Construction (0.03%)
D.R. Horton Inc.
2.600%, 10/15/2025	100,000	95,837
1.300%, 10/15/2026	100,000	90,985

16	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Home Construction (Cont.)
1.400%, 10/15/2027	$100,000	$88,739
MDC Holdings Inc.
2.500%, 01/15/2031	100,000	86,097
Fortune Brands Innovations Inc.
4.000%, 03/25/2032	150,000	137,145
5.875%, 06/01/2033	100,000	102,083

		600,886

Household Products (0.09%)
Procter & Gamble Co., The
4.100%, 01/26/2026	100,000	99,064
1.900%, 02/01/2027	100,000	93,027
3.950%, 01/26/2028	100,000	98,633
2.300%, 02/01/2032	100,000	86,140
4.050%, 01/26/2033	100,000	96,983
Colgate-Palmolive Co.
4.800%, 03/02/2026	100,000	100,331
3.100%, 08/15/2027	100,000	95,729
4.600%, 03/01/2028	100,000	101,093
Kenvue Inc.
5.350%, 03/22/2026	100,000	100,745
5.050%, 03/22/2028	100,000	101,009
5.000%, 03/22/2030	100,000	101,045
4.900%, 03/22/2033	100,000	100,009
Haleon U.S. Capital LLC
3.375%, 03/24/2027	250,000	239,278
3.625%, 03/24/2032	250,000	225,602
Unilever Capital Corp.
1.375%, 09/14/2030	300,000	244,003
Clorox Co., The
4.600%, 05/01/2032	100,000	97,794
Church & Dwight Co. Inc.
5.600%, 11/15/2032	100,000	104,663
Estee Lauder Cos. Inc., The
4.650%, 05/15/2033	100,000	97,874

		2,183,022

Industrial Intermediate Products (0.01%)
Timken Co., The
4.125%, 04/01/2032	150,000	137,417

		137,417

Institutional Financial Services (0.55%)
Goldman Sachs Group Inc., The
3.500%, 04/01/2025	250,000	245,304
5.798%, 08/10/2026	150,000	150,517
4.387%, 06/15/2027	250,000	245,255
2.640%, 02/24/2028	250,000	232,798
3.615%, 03/15/2028	250,000	239,275
4.482%, 08/23/2028	250,000	244,506
4.223%, 05/01/2029	150,000	144,452
6.484%, 10/24/2029	150,000	157,940
2.615%, 04/22/2032	250,000	209,763
2.383%, 07/21/2032	250,000	205,133
3.102%, 02/24/2033	500,000	427,825

	Principal amount	Value
Corporate Bonds (Cont.)

Institutional Financial Services (Cont.)
6.561%, 10/24/2034	$100,000	$109,148
Intercontinental Exchange Inc.
3.650%, 05/23/2025	250,000	245,446
4.000%, 09/15/2027	250,000	242,720
4.350%, 06/15/2029	250,000	243,619
4.600%, 03/15/2033	250,000	242,466
Nomura Holdings Inc.
5.099%, 07/03/2025	250,000	248,412
5.709%, 01/09/2026	250,000	250,737
5.842%, 01/18/2028	500,000	509,007
6.181%, 01/18/2033	250,000	265,247
State Street Corp.
3.550%, 08/18/2025	250,000	244,983
5.104%, 05/18/2026	250,000	249,247
2.650%, 05/19/2026	250,000	238,222
5.272%, 08/03/2026	150,000	150,857
2.203%, 02/07/2028	150,000	139,090
5.159%, 05/18/2034	150,000	149,411
Bank of New York Mellon Corp., The
2.800%, 05/04/2026	250,000	238,905
2.450%, 08/17/2026	250,000	235,970
4.947%, 04/26/2027	100,000	99,559
3.400%, 01/29/2028	250,000	237,559
3.992%, 06/13/2028	150,000	145,602
5.834%, 10/25/2033	150,000	156,741
4.706%, 02/01/2034	150,000	144,881
6.474%, 10/25/2034	250,000	272,570
Morgan Stanley(Variable, U.S. SOFR + 1.67%)(b)
4.679%, 07/17/2026	250,000	247,283
6.138%, 10/16/2026	100,000	101,159
5.050%, 01/28/2027	250,000	249,102
1.512%, 07/20/2027	250,000	229,550
2.475%, 01/21/2028	250,000	232,507
4.210%, 04/20/2028	250,000	243,023
5.123%, 02/01/2029	250,000	249,594
5.164%, 04/20/2029	250,000	249,880
5.449%, 07/20/2029	250,000	252,175
6.407%, 11/01/2029	150,000	157,364
5.173%, 01/16/2030	150,000	150,200
4.431%, 01/23/2030	250,000	242,262
2.699%, 01/22/2031	250,000	218,569
2.239%, 07/21/2032	250,000	204,332
2.943%, 01/21/2033	250,000	212,466
4.889%, 07/20/2033	500,000	485,077
6.342%, 10/18/2033	500,000	536,080
5.250%, 04/21/2034	150,000	148,868
5.424%, 07/21/2034	150,000	150,593
6.627%, 11/01/2034	100,000	109,382
2.484%, 09/16/2036	250,000	197,553
5.297%, 04/20/2037	250,000	239,941
5.948%, 01/19/2038	250,000	249,441

See accompanying notes to financial statements.	17

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Institutional Financial Services (Cont.)
5.942%, 02/07/2039	$250,000	$249,074
CME Group Inc.
2.650%, 03/15/2032	100,000	86,374

		13,255,016

Insurance (0.17%)
Berkshire Hathaway Finance Corp.
2.300%, 03/15/2027	250,000	235,489
Progressive Corp., The
2.500%, 03/15/2027	250,000	234,529
Aon Corp./Aon Global Holdings PLC
2.850%, 05/28/2027	250,000	233,991
5.350%, 02/28/2033	250,000	251,327
Willis North America Inc.
4.650%, 06/15/2027	250,000	246,043
F&G Annuities & Life Inc.
7.400%, 01/13/2028	250,000	259,721
Corebridge Financial Inc.
3.850%, 04/05/2029	250,000	233,822
3.900%, 04/05/2032	250,000	225,066
6.875%, 12/15/2052	250,000	250,332
MetLife Inc.
4.550%, 03/23/2030	250,000	247,145
Aflac Inc.
3.600%, 04/01/2030	250,000	232,670
Marsh & Mclennan Cos. Inc.
2.250%, 11/15/2030	250,000	212,614
Lincoln National Corp.
3.400%, 01/15/2031	150,000	132,068
American International Group Inc.
5.125%, 03/27/2033	250,000	248,852
Allstate Corp., The
5.250%, 03/30/2033	250,000	251,177
Prudential Financial Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.16%)(b)
5.125%, 03/01/2052	250,000	234,472
6.000%, 09/01/2052	250,000	248,489

		3,977,807

Internet Media & Services (0.10%)
Alphabet Inc.
1.998%, 08/15/2026	150,000	141,184
Meta Platforms Inc.
3.500%, 08/15/2027	500,000	481,336
4.600%, 05/15/2028	500,000	500,029
4.800%, 05/15/2030	500,000	502,621
3.850%, 08/15/2032	500,000	468,884
4.950%, 05/15/2033	250,000	253,239

		2,347,293

Leisure Facilities & Services (0.06%)
Starbucks Corp.
4.750%, 02/15/2026	250,000	248,484
2.250%, 03/12/2030	100,000	86,271

	Principal amount	Value
Corporate Bonds (Cont.)

Leisure Facilities & Services (Cont.)
4.800%, 02/15/2033	$100,000	$99,066
Hyatt Hotels Corp.
5.750%, 01/30/2027	250,000	254,078
McDonald’s Corp.
4.800%, 08/14/2028	250,000	250,901
3.600%, 07/01/2030	150,000	139,961
4.950%, 08/14/2033	100,000	100,234
Marriott International Inc.
4.900%, 04/15/2029	250,000	248,157

		1,427,152

Machinery (0.15%)
John Deere Capital Corp.
4.950%, 06/06/2025	150,000	149,861
4.800%, 01/09/2026	100,000	99,730
5.050%, 03/03/2026	100,000	100,308
4.750%, 06/08/2026	100,000	99,704
5.150%, 09/08/2026	100,000	100,593
4.500%, 01/08/2027	100,000	99,242
4.150%, 09/15/2027	100,000	98,259
4.900%, 03/03/2028	100,000	100,743
4.950%, 07/14/2028	100,000	100,806
4.850%, 10/11/2029	150,000	151,043
4.700%, 06/10/2030	150,000	149,305
4.350%, 09/15/2032	100,000	96,954
Caterpillar Financial Services Corp.
5.150%, 08/11/2025	150,000	150,134
4.800%, 01/06/2026	100,000	99,838
4.350%, 05/15/2026	100,000	98,937
4.500%, 01/08/2027	100,000	99,387
3.600%, 08/12/2027	100,000	96,412
Regal Rexnord Corp.(c)
6.050%, 02/15/2026	150,000	150,831
6.050%, 04/15/2028	150,000	152,202
6.300%, 02/15/2030	150,000	153,624
6.400%, 04/15/2033	250,000	259,402
Veralto Corp.(c)
5.500%, 09/18/2026	100,000	100,433
5.350%, 09/18/2028	100,000	101,456
Stanley Black & Decker Inc.
6.000%, 03/06/2028	150,000	154,713
CNH Industrial Capital LLC
4.550%, 04/10/2028	100,000	98,025
Eaton Corp.
4.350%, 05/18/2028	150,000	147,934
4.150%, 03/15/2033	100,000	94,826
Ingersoll Rand Inc.
5.400%, 08/14/2028	150,000	152,038
5.700%, 08/14/2033	100,000	102,654
Pentair Finance S.a.r.l.
5.900%, 07/15/2032	100,000	103,349

		3,662,743

18	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Medical Equipment & Devices (0.12%)
GE HealthCare Technologies Inc.
5.600%, 11/15/2025	$250,000	$250,890
5.650%, 11/15/2027	150,000	152,816
5.857%, 03/15/2030	250,000	260,359
5.905%, 11/22/2032	250,000	262,710
Illumina Inc.
5.800%, 12/12/2025	250,000	250,385
5.750%, 12/13/2027	150,000	151,749
Thermo Fisher Scientific Inc.
4.953%, 08/10/2026	250,000	250,470
4.800%, 11/21/2027	150,000	150,167
4.977%, 08/10/2030	250,000	252,077
5.086%, 08/10/2033	100,000	101,193
Baxter International Inc.
1.915%, 02/01/2027	150,000	136,979
2.539%, 02/01/2032	100,000	82,914
Bio-Rad Laboratories Inc.
3.300%, 03/15/2027	150,000	142,136
Becton Dickinson & Co.
4.693%, 02/13/2028	150,000	148,500
Medtronic Global Holdings SCA
4.250%, 03/30/2028	150,000	147,418
4.500%, 03/30/2033	100,000	97,110
Solventum Corp.
5.450%, 03/13/2031(c)	100,000	99,822

		2,937,695

Metals & Mining (0.03%)
BHP Billiton Finance U.S.A. Ltd.
4.875%, 02/27/2026	150,000	149,524
4.750%, 02/28/2028	150,000	149,750
5.100%, 09/08/2028	100,000	101,175
4.900%, 02/28/2033	100,000	99,243
Yamana Gold Inc.
2.630%, 08/15/2031	150,000	125,017
Rio Tinto Finance U.S.A. PLC
5.000%, 03/09/2033	100,000	100,554
Vale Overseas Ltd.
6.125%, 06/12/2033	100,000	101,018

		826,281

Oil & Gas Producers (0.45%)
Shell International Finance B.V.
3.250%, 05/11/2025	150,000	147,060
2.875%, 05/10/2026	150,000	144,075
Ovintiv Inc.
5.650%, 05/15/2025	250,000	250,061
5.650%, 05/15/2028	250,000	254,226
6.250%, 07/15/2033	250,000	259,810
Chevron Corp.
3.326%, 11/17/2025	150,000	146,778
2.236%, 05/11/2030	250,000	218,547
Enterprise Products Operating LLC
5.050%, 01/10/2026	250,000	249,879
5.350%, 01/31/2033	100,000	102,129

	Principal amount	Value
Corporate Bonds (Cont.)

Oil & Gas Producers (Cont.)
TransCanada PipeLines Ltd.
4.875%, 01/15/2026	$150,000	$149,012
6.203%, 03/09/2026	250,000	250,048
4.250%, 05/15/2028	150,000	145,461
Williams Cos. Inc., The
5.400%, 03/02/2026	250,000	250,721
5.300%, 08/15/2028	250,000	252,289
2.600%, 03/15/2031	250,000	213,013
5.650%, 03/15/2033	100,000	102,683
Pioneer Natural Resources Co.
5.100%, 03/29/2026	250,000	249,745
Phillips 66 Co.
3.550%, 10/01/2026	250,000	241,521
4.950%, 12/01/2027	125,000	125,037
3.750%, 03/01/2028	100,000	95,632
3.150%, 12/15/2029	150,000	136,259
5.300%, 06/30/2033	150,000	150,959
ONEOK Inc.
5.550%, 11/01/2026	250,000	252,379
5.650%, 11/01/2028	250,000	255,703
5.800%, 11/01/2030	250,000	257,693
6.100%, 11/15/2032	150,000	157,286
Kinder Morgan Inc.
1.750%, 11/15/2026	250,000	229,391
5.200%, 06/01/2033	100,000	98,454
5.400%, 02/01/2034	100,000	99,583
Enbridge Inc.
5.900%, 11/15/2026	100,000	101,893
6.000%, 11/15/2028	100,000	104,017
5.700%, 03/08/2033	150,000	153,570
Energy Transfer L.P.
6.050%, 12/01/2026	100,000	102,045
5.550%, 02/15/2028	250,000	253,550
5.750%, 02/15/2033	100,000	101,711
6.550%, 12/01/2033	100,000	107,188
Exxon Mobil Corp.
3.294%, 03/19/2027	250,000	241,928
2.610%, 10/15/2030	250,000	221,603
Coterra Energy Inc.
3.900%, 05/15/2027	250,000	240,737
4.375%, 03/15/2029	250,000	240,614
Targa Resources Corp.
5.200%, 07/01/2027	250,000	249,742
6.150%, 03/01/2029	100,000	104,060
6.125%, 03/15/2033	100,000	104,380
Chevron U.S.A. Inc.
1.018%, 08/12/2027	250,000	222,099
3.850%, 01/15/2028	250,000	244,591
3.250%, 10/15/2029	250,000	234,136
EQT Corp.
5.700%, 04/01/2028	250,000	252,358
Cheniere Energy Inc.
4.625%, 10/15/2028	250,000	242,023

See accompanying notes to financial statements.	19

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Oil & Gas Producers (Cont.)
Eastern Gas Transmission & Storage Inc.
3.000%, 11/15/2029	$150,000	$134,102
Cheniere Corp.us Christi Holdings LLC
3.700%, 11/15/2029	250,000	232,656
BP Capital Markets America Inc.
2.721%, 01/12/2032	250,000	215,207
4.812%, 02/13/2033	250,000	246,862
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
4.000%, 01/15/2032	250,000	224,951
MPLX L.P.
5.000%, 03/01/2033	100,000	97,115
Diamondback Energy Inc.
6.250%, 03/15/2033	250,000	266,731
Western Midstream Operating L.P.
6.150%, 04/01/2033	250,000	256,413
Cheniere Energy Partners L.P.
5.950%, 06/30/2033	100,000	102,425

		10,784,141

Oil, Gas Services & Equipment (0.02%)
Schlumberger Investment SA
4.500%, 05/15/2028	150,000	149,316
2.650%, 06/26/2030	100,000	88,574
4.850%, 05/15/2033	100,000	100,141
Helmerich & Payne Inc.
2.900%, 09/29/2031	100,000	84,058

		422,089

Real Estate Investment Trusts (0.43%)
VICI Properties L.P.
4.375%, 05/15/2025	250,000	245,752
4.750%, 02/15/2028	250,000	243,720
5.125%, 05/15/2032	250,000	238,984
Realty Income Corp.
4.625%, 11/01/2025	250,000	247,625
5.050%, 01/13/2026	250,000	249,173
4.875%, 06/01/2026	250,000	248,553
4.700%, 12/15/2028	250,000	246,395
4.850%, 03/15/2030	250,000	247,291
5.625%, 10/13/2032	250,000	255,456
Weyerhaeuser Co.
4.750%, 05/15/2026	150,000	148,658
3.375%, 03/09/2033	100,000	87,432
Prologis L.P.
3.250%, 06/30/2026	250,000	240,574
3.375%, 12/15/2027	250,000	237,360
4.000%, 09/15/2028	250,000	241,688
2.875%, 11/15/2029	250,000	225,920
1.750%, 07/01/2030	250,000	207,813
4.750%, 06/15/2033	250,000	245,292
Extra Space Storage L.P.
3.500%, 07/01/2026	250,000	239,909

	Principal amount	Value
Corporate Bonds (Cont.)

Real Estate Investment Trusts (Cont.)
5.700%, 04/01/2028	$250,000	$254,474
3.900%, 04/01/2029	250,000	235,770
4.000%, 06/15/2029	50,000	47,184
5.500%, 07/01/2030	250,000	252,715
2.200%, 10/15/2030	100,000	82,854
2.400%, 10/15/2031	100,000	82,336
Camden Property Trust
5.850%, 11/03/2026	50,000	50,961
Public Storage Operating Co.
1.500%, 11/09/2026	250,000	229,551
5.125%, 01/15/2029	50,000	50,830
Boston Properties L.P.
6.750%, 12/01/2027	250,000	259,590
Digital Realty Trust L.P.
5.550%, 01/15/2028	250,000	251,805
American Tower Corp.
5.500%, 03/15/2028	500,000	504,195
5.250%, 07/15/2028	500,000	500,184
5.650%, 03/15/2033	500,000	508,294
Rexford Industrial Realty L.P.
5.000%, 06/15/2028	250,000	248,256
Alexandria Real Estate Equities Inc.
4.900%, 12/15/2030	300,000	296,099
AvalonBay Communities Inc.
2.450%, 01/15/2031	250,000	215,016
CubeSmart L.P.
2.000%, 02/15/2031	150,000	120,742
Kimco Realty OP LLC
3.200%, 04/01/2032	250,000	215,724
American Homes 4 Rent L.P.
3.625%, 04/15/2032	250,000	220,001
Equinix Inc.
3.900%, 04/15/2032	150,000	135,724
Invitation Homes Operating Partnership L.P.
4.150%, 04/15/2032	250,000	228,914
Welltower OP LLC
3.850%, 06/15/2032	250,000	226,259
Healthpeak OP LLC
5.250%, 12/15/2032	250,000	248,199
Sun Communities Operating L.P.
5.700%, 01/15/2033	250,000	248,015
Simon Property Group L.P.
5.500%, 03/08/2033	250,000	254,718
Crown Castle Inc.
5.100%, 05/01/2033	250,000	243,471

		10,309,476

Retail - Consumer Staples (0.11%)
Walmart Inc.
3.900%, 09/09/2025	150,000	147,874
4.000%, 04/15/2026	250,000	246,786
3.950%, 09/09/2027	150,000	147,415
3.900%, 04/15/2028	250,000	245,068
4.000%, 04/15/2030	250,000	244,123

20	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Retail - Consumer Staples (Cont.)
4.150%, 09/09/2032	$250,000	$243,758
4.100%, 04/15/2033	250,000	241,026
Target Corp.
1.950%, 01/15/2027	250,000	232,356
6.350%, 11/01/2032	100,000	109,973
4.400%, 01/15/2033	250,000	243,669
Dollar General Corp.
5.200%, 07/05/2028	250,000	251,425
Kroger Co., The
1.700%, 01/15/2031	250,000	202,242

		2,555,715

Retail - Discretionary (0.11%)
Home Depot Inc., The
2.700%, 04/15/2025	150,000	146,264
4.000%, 09/15/2025	150,000	147,950
2.875%, 04/15/2027	150,000	142,382
4.900%, 04/15/2029	100,000	100,989
4.500%, 09/15/2032	250,000	245,663
Lowe’s Cos. Inc.
4.400%, 09/08/2025	150,000	148,197
4.800%, 04/01/2026	250,000	248,603
3.350%, 04/01/2027	150,000	143,370
1.300%, 04/15/2028	150,000	130,809
3.750%, 04/01/2032	150,000	137,906
5.150%, 07/01/2033	250,000	251,983
AutoZone Inc.
5.050%, 07/15/2026	150,000	150,272
4.500%, 02/01/2028	150,000	147,732
6.250%, 11/01/2028	100,000	104,918
Genuine Parts Co.
6.500%, 11/01/2028	50,000	52,839
AutoNation Inc.
3.850%, 03/01/2032	150,000	133,449
O’Reilly Automotive Inc.
4.700%, 06/15/2032	150,000	146,632

		2,579,958

Semiconductors (0.19%)
NXP B.V./NXP Funding LLC/NXP U.S.A. Inc.
2.700%, 05/01/2025	250,000	242,602
3.150%, 05/01/2027	150,000	141,822
3.400%, 05/01/2030	150,000	136,305
2.500%, 05/11/2031	100,000	83,803
Intel Corp.
3.700%, 07/29/2025	150,000	147,022
4.875%, 02/10/2026	250,000	249,246
3.750%, 08/05/2027	150,000	145,082
4.875%, 02/10/2028	100,000	100,296
1.600%, 08/12/2028	250,000	219,505
4.000%, 08/05/2029	150,000	145,105
5.125%, 02/10/2030	150,000	152,377
5.200%, 02/10/2033	250,000	253,728

	Principal amount	Value
Corporate Bonds (Cont.)

Semiconductors (Cont.)
NXP B.V./NXP Funding LLC
5.350%, 03/01/2026	$100,000	$100,042
Texas Instruments Inc.
1.125%, 09/15/2026	150,000	137,204
2.900%, 11/03/2027	150,000	141,350
4.900%, 03/14/2033	250,000	252,615
TSMC Arizona Corp.
1.750%, 10/25/2026	200,000	184,296
3.875%, 04/22/2027	200,000	194,260
QUALCOMM Inc.
3.250%, 05/20/2027	150,000	143,782
5.400%, 05/20/2033	250,000	262,416
Micron Technology Inc.
5.375%, 04/15/2028	250,000	252,589
6.750%, 11/01/2029	150,000	161,083
5.875%, 02/09/2033	250,000	258,685
Broadcom Inc.(c)
4.000%, 04/15/2029	150,000	142,954
2.450%, 02/15/2031	150,000	126,437
4.150%, 04/15/2032	150,000	139,251

		4,513,857

Software (0.13%)
Oracle Corp.
5.800%, 11/10/2025	250,000	252,108
1.650%, 03/25/2026	100,000	93,362
2.650%, 07/15/2026	150,000	141,999
3.250%, 11/15/2027	150,000	141,190
4.500%, 05/06/2028	250,000	246,394
6.150%, 11/09/2029	150,000	158,143
4.650%, 05/06/2030	150,000	147,122
2.875%, 03/25/2031	100,000	86,991
6.250%, 11/09/2032	250,000	267,553
4.900%, 02/06/2033	250,000	245,089
Concentrix Corp.
6.650%, 08/02/2026	150,000	151,221
Microsoft Corp.
2.400%, 08/08/2026	250,000	237,335
3.300%, 02/06/2027	250,000	242,363
Microsoft Corp.
3.400%, 09/15/2026(c)	100,000	96,886
VMware LLC
1.400%, 08/15/2026	150,000	137,038
Intuit Inc.
5.250%, 09/15/2026	100,000	100,965
Workday Inc.
3.500%, 04/01/2027	150,000	143,609
3.800%, 04/01/2032	150,000	136,685

		3,026,053

Specialty Finance (0.16%)
American Express Co.
3.950%, 08/01/2025	250,000	245,700
4.900%, 02/13/2026	250,000	248,930
4.990%, 05/01/2026	250,000	248,526

See accompanying notes to financial statements.	21

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Specialty Finance (Cont.)
2.550%, 03/04/2027	$150,000	$140,155
5.389%, 07/28/2027	250,000	250,969
5.850%, 11/05/2027	150,000	154,576
5.282%, 07/27/2029	150,000	150,921
5.043%, 05/01/2034	150,000	148,389
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750%, 01/30/2026	250,000	233,458
2.450%, 10/29/2026	500,000	464,188
3.300%, 01/30/2032	500,000	428,999
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.450%, 04/15/2027(c)	150,000	154,065
Air Lease Corp.
5.300%, 02/01/2028	250,000	250,216
3.125%, 12/01/2030	200,000	175,360
Capital One Financial Corp.(Variable, U.S. SOFR + 2.06%)(b)
4.927%, 05/10/2028	150,000	147,703
5.247%, 07/26/2030	150,000	147,694
6.377%, 06/08/2034	150,000	155,830
GATX Corp.
5.450%, 09/15/2033	100,000	99,541

		3,845,220

Steel (0.03%)
Nucor Corp.
3.950%, 05/23/2025	150,000	147,676
4.300%, 05/23/2027	150,000	147,080
3.125%, 04/01/2032	150,000	131,993
ArcelorMittal SA
6.550%, 11/29/2027	150,000	155,723
6.800%, 11/29/2032	150,000	160,439

		742,911

Technology Hardware (0.20%)
Cisco Systems Inc.
3.500%, 06/15/2025	150,000	147,488
2.950%, 02/28/2026	150,000	144,800
Dell International LLC/EMC Corp.
5.850%, 07/15/2025	250,000	251,292
4.900%, 10/01/2026	150,000	149,119
5.250%, 02/01/2028	100,000	101,272
5.300%, 10/01/2029	150,000	151,929
6.200%, 07/15/2030	150,000	157,966
5.750%, 02/01/2033	250,000	258,964
Apple Inc.
0.700%, 02/08/2026	250,000	231,959
4.421%, 05/08/2026	250,000	249,008
1.200%, 02/08/2028	100,000	88,379
4.000%, 05/10/2028	250,000	246,160
1.400%, 08/05/2028	250,000	219,920
3.250%, 08/08/2029	150,000	140,940
4.150%, 05/10/2030	150,000	147,951
1.650%, 02/08/2031	150,000	124,567

	Principal amount	Value
Corporate Bonds (Cont.)

Technology Hardware (Cont.)
4.300%, 05/10/2033	$250,000	$249,401
Arrow Electronics Inc.
6.125%, 03/01/2026	250,000	249,825
Hewlett Packard Enterprise Co.
6.102%, 04/01/2026	250,000	250,003
TD SYNNEX Corp.
1.750%, 08/09/2026	150,000	137,170
CDW LLC/CDW Finance Corp.
2.670%, 12/01/2026	150,000	139,314
Jabil Inc.
4.250%, 05/15/2027	150,000	145,444
5.450%, 02/01/2029	250,000	251,463
Teledyne Technologies Inc.
2.750%, 04/01/2031	250,000	214,173
HP Inc.
2.650%, 06/17/2031	150,000	127,151
4.200%, 04/15/2032	150,000	140,471
Motorola Solutions Inc.
5.600%, 06/01/2032	150,000	152,177

		4,868,306

Technology Services (0.24%)
International Business Machines Corp.
4.000%, 07/27/2025	250,000	246,113
4.500%, 02/06/2026	250,000	248,276
2.200%, 02/09/2027	150,000	139,411
4.150%, 07/27/2027	150,000	146,850
4.500%, 02/06/2028	100,000	99,123
1.950%, 05/15/2030	200,000	168,985
4.750%, 02/06/2033	250,000	246,149
Automatic Data Processing Inc.
3.375%, 09/15/2025	150,000	146,753
Visa Inc.
3.150%, 12/14/2025	250,000	243,148
1.100%, 02/15/2031	250,000	199,483
CGI Inc.
1.450%, 09/14/2026	150,000	136,604
Kyndryl Holdings Inc.
2.050%, 10/15/2026	150,000	137,511
2.700%, 10/15/2028	250,000	221,612
3.150%, 10/15/2031	150,000	126,456
Mastercard Inc.
2.950%, 11/21/2026	150,000	143,258
4.875%, 03/09/2028	250,000	253,109
4.850%, 03/09/2033	250,000	252,093
Global Payments Inc.
2.150%, 01/15/2027	150,000	138,432
5.400%, 08/15/2032	150,000	148,821
S&P Global Inc.
2.450%, 03/01/2027	150,000	140,433
4.250%, 05/01/2029	150,000	146,188
2.500%, 12/01/2029	150,000	132,878
1.250%, 08/15/2030	250,000	202,080

22	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Technology Services (Cont.)
FactSet Research Systems Inc.
2.900%, 03/01/2027	$150,000	$141,062
PayPal Holdings Inc.
3.900%, 06/01/2027	100,000	97,368
4.400%, 06/01/2032	150,000	145,518
Fiserv Inc.
5.450%, 03/02/2028	250,000	252,985
5.600%, 03/02/2033	250,000	255,080
Equifax Inc.
5.100%, 06/01/2028	250,000	250,515
RELX Capital Inc.
4.000%, 03/18/2029	150,000	143,833
3.000%, 05/22/2030	150,000	134,625
Fidelity National Information Services Inc.
5.100%, 07/15/2032	150,000	150,367
Booz Allen Hamilton Inc.
5.950%, 08/04/2033	100,000	103,505

		5,738,624

Telecommunications (0.23%)
T-Mobile U.S.A. Inc.
3.500%, 04/15/2025	250,000	245,151
4.950%, 03/15/2028	500,000	499,090
4.800%, 07/15/2028	500,000	495,962
2.400%, 03/15/2029	500,000	443,067
2.700%, 03/15/2032	500,000	420,840
5.050%, 07/15/2033	250,000	247,299
AT&T Inc.
1.650%, 02/01/2028	1,000,000	886,065
4.350%, 03/01/2029	500,000	487,145
Verizon Communications Inc.
4.329%, 09/21/2028	1,012,000	990,106
3.875%, 02/08/2029	500,000	478,896
5.050%, 05/09/2033	250,000	250,066

		5,443,687

Tobacco & Cannabis (0.10%)
Philip Morris International Inc.
5.000%, 11/17/2025	150,000	149,617
4.875%, 02/13/2026	200,000	199,243
4.750%, 02/12/2027	100,000	99,492
5.125%, 11/17/2027	150,000	150,889
4.875%, 02/15/2028	150,000	149,693
5.250%, 09/07/2028	100,000	101,252
5.625%, 11/17/2029	150,000	154,570
5.125%, 02/15/2030	150,000	150,158
5.125%, 02/13/2031	100,000	99,493
5.750%, 11/17/2032	150,000	154,987
5.375%, 02/15/2033	150,000	151,260
BAT International Finance PLC
4.448%, 03/16/2028	150,000	145,655
5.931%, 02/02/2029	150,000	154,058
Altria Group Inc.
6.200%, 11/01/2028	100,000	104,285

	Principal amount	Value
Corporate Bonds (Cont.)

Tobacco & Cannabis (Cont.)
BAT Capital Corp.
6.343%, 08/02/2030	$150,000	$156,446
5.834%, 02/20/2031	100,000	101,288
6.421%, 08/02/2033	150,000	157,255

		2,379,641

Transportation & Logistics (0.10%)
Union Pacific Corp.
3.250%, 08/15/2025	150,000	146,310
4.750%, 02/21/2026	250,000	249,696
3.700%, 03/01/2029	250,000	239,158
2.800%, 02/14/2032	100,000	86,766
4.500%, 01/20/2033	100,000	97,497
United Airlines Pass Through Trust, Series 2020-1, Class B
4.875%, 01/15/2026	83,400	82,062
Canadian Pacific Railway Co.
1.750%, 12/02/2026	150,000	137,811
2.875%, 11/15/2029	150,000	134,527
2.450%, 12/02/2031	100,000	89,926
Ryder System Inc.
2.850%, 03/01/2027	150,000	140,654
4.300%, 06/15/2027	150,000	146,203
5.250%, 06/01/2028	150,000	150,754
United Parcel Service Inc.
2.500%, 09/01/2029	150,000	134,892
4.875%, 03/03/2033	100,000	100,205
Norfolk Southern Corp.
5.050%, 08/01/2030	150,000	150,591
3.000%, 03/15/2032	100,000	86,893
Canadian National Railway Co.
3.850%, 08/05/2032	100,000	93,012
CSX Corp.
4.100%, 11/15/2032	100,000	94,286

		2,361,243

Wholesale - Consumer Staples (0.00%)
Archer-Daniels-Midland Co.
4.500%, 08/15/2033	100,000	96,840

		96,840

Total Corporate Bonds (cost $199,862,991)		202,184,043

Foreign Government Bonds (1.43%)

Austria (0.02%)
Oesterreichische Kontrollbank AG
4.625%, 11/03/2025	250,000	248,938
3.625%, 09/09/2027	250,000	243,104

		492,042

Canada (0.18%)
Province of Alberta Canada
1.000%, 05/20/2025	100,000	95,490
3.300%, 03/15/2028	250,000	238,544

See accompanying notes to financial statements.	23

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Foreign Government Bonds (Cont.)

Canada (Cont.)
1.300%, 07/22/2030	$250,000	$206,633
4.500%, 01/24/2034	100,000	98,849
Province of Quebec Canada
0.600%, 07/23/2025	150,000	141,652
2.500%, 04/20/2026	100,000	95,543
2.750%, 04/12/2027	100,000	94,775
3.625%, 04/13/2028	175,000	169,063
1.350%, 05/28/2030	250,000	208,089
4.500%, 09/08/2033	100,000	99,015
Export Development Canada
3.375%, 08/26/2025	250,000	244,810
3.875%, 02/14/2028	150,000	146,989
4.125%, 02/13/2029	200,000	198,146
Province of Ontario Canada
0.625%, 01/21/2026	250,000	231,912
1.050%, 04/14/2026	250,000	231,924
2.500%, 04/27/2026	50,000	47,740
2.300%, 06/15/2026	100,000	94,849
3.100%, 05/19/2027	250,000	239,007
1.050%, 05/21/2027	100,000	89,704
4.200%, 01/18/2029	100,000	98,771
1.125%, 10/07/2030	100,000	81,116
1.600%, 02/25/2031	100,000	83,016
1.800%, 10/14/2031	50,000	41,363
2.125%, 01/21/2032	50,000	42,244
Canada Government International Bond
0.750%, 05/19/2026	250,000	230,343
3.750%, 04/26/2028	175,000	170,669
Province of British Columbia Canada
0.900%, 07/20/2026	250,000	229,333
4.800%, 11/15/2028	100,000	100,914
4.200%, 07/06/2033	100,000	97,053
Province of Saskatchewan Canada
3.250%, 06/08/2027	100,000	95,840
Province of Manitoba Canada
1.500%, 10/25/2028	100,000	87,732
4.300%, 07/27/2033	50,000	48,837

		4,379,965

Chile (0.02%)
Chile Government International Bond
2.750%, 01/31/2027	250,000	234,165
3.240%, 02/06/2028	250,000	234,026

		468,191

Germany (0.23%)
Kreditanstalt fuer Wiederaufbau
3.125%, 06/10/2025	1,000,000	978,413
0.375%, 07/18/2025	1,000,000	943,335
0.625%, 01/22/2026	250,000	232,331
3.625%, 04/01/2026	200,000	195,977
4.625%, 08/07/2026	500,000	500,221
1.000%, 10/01/2026	250,000	229,395
3.000%, 05/20/2027	250,000	239,255

	Principal amount	Value
Foreign Government Bonds (Cont.)

Germany (Cont.)
3.750%, 02/15/2028	$200,000	$195,520
2.875%, 04/03/2028	500,000	472,416
3.875%, 06/15/2028	100,000	98,055
1.750%, 09/14/2029	250,000	219,336
0.750%, 09/30/2030	175,000	140,505
4.750%, 10/29/2030	200,000	205,087
4.125%, 07/15/2033	200,000	196,611
Landwirtschaftliche Rentenbank
0.875%, 03/30/2026	250,000	231,915
3.875%, 09/28/2027	250,000	245,159
0.875%, 09/03/2030	250,000	201,327

		5,524,858

Indonesia (0.04%)
Indonesia Government International Bond
4.550%, 01/11/2028	250,000	246,030
4.100%, 04/24/2028	250,000	241,645
4.750%, 02/11/2029	250,000	247,480
4.850%, 01/11/2033	250,000	247,269

		982,424

Israel (0.01%)
Israel Government International Bond
2.750%, 07/03/2030	250,000	215,023

		215,023

Italy (0.02%)
Republic of Italy Government International Bond
1.250%, 02/17/2026	250,000	231,887
2.875%, 10/17/2029	250,000	221,102

		452,989

Japan (0.03%)
Japan Bank for International Cooperation
4.250%, 04/27/2026	200,000	197,423
4.625%, 07/19/2028	250,000	250,145
3.250%, 07/20/2028	250,000	236,948
1.875%, 04/15/2031	200,000	167,818

		852,334

Mexico (0.08%)
Mexico Government International Bond
4.150%, 03/28/2027	250,000	243,544
5.400%, 02/09/2028	250,000	251,367
4.500%, 04/22/2029	250,000	241,609
2.659%, 05/24/2031	1,000,000	834,392
4.750%, 04/27/2032	200,000	189,529
4.875%, 05/19/2033	200,000	189,383

		1,949,824

24	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Foreign Government Bonds (Cont.)

Panama (0.01%)
Panama Government International Bond
3.298%, 01/19/2033	$250,000	$194,375

		194,375

Peru (0.01%)
Peruvian Government International Bond
2.783%, 01/23/2031	200,000	171,464

		171,464

Philippines (0.03%)
Philippine Government International Bond
5.170%, 10/13/2027	250,000	251,115
3.750%, 01/14/2029	250,000	237,400
5.609%, 04/13/2033	250,000	259,585

		748,100

Poland (0.02%)
Republic of Poland Government International Bond
5.750%, 11/16/2032	250,000	261,500
4.875%, 10/04/2033	200,000	196,886

		458,386

South Korea (0.03%)
Export-Import Bank of Korea
4.250%, 09/15/2027	250,000	245,025
5.000%, 01/11/2028	250,000	252,402
5.125%, 01/11/2033	250,000	254,979

		752,406

Supranational (0.69%)
International Bank for Reconstruction & Development
0.625%, 04/22/2025	1,000,000	955,867
0.375%, 07/28/2025	1,000,000	942,773
0.500%, 10/28/2025	250,000	233,880
3.125%, 11/20/2025	250,000	243,535
0.875%, 07/15/2026	250,000	229,936
3.125%, 06/15/2027	250,000	240,037
0.750%, 11/24/2027	250,000	219,090
1.750%, 10/23/2029	250,000	218,030
3.875%, 02/14/2030	250,000	243,893
0.875%, 05/14/2030	250,000	203,557
4.000%, 07/25/2030	250,000	245,344
1.250%, 02/10/2031	250,000	204,487
4.750%, 11/14/2033	100,000	103,126
Inter-American Investment Corp.
2.625%, 04/22/2025	250,000	243,223
Asian Development Bank
0.625%, 04/29/2025	250,000	238,753
2.875%, 05/06/2025	250,000	244,254
0.500%, 02/04/2026	250,000	231,435

	Principal amount	Value
Foreign Government Bonds (Cont.)

Supranational (Cont.)
1.000%, 04/14/2026	$250,000	$232,173
1.500%, 01/20/2027	250,000	230,295
1.250%, 06/09/2028	250,000	220,002
4.500%, 08/25/2028	250,000	251,424
3.125%, 09/26/2028	250,000	237,507
1.875%, 03/15/2029	250,000	222,735
1.750%, 09/19/2029	250,000	218,577
1.875%, 01/24/2030	250,000	218,123
3.125%, 04/27/2032	250,000	229,261
Council of Europe Development Bank
3.000%, 06/16/2025	250,000	243,840
0.875%, 09/22/2026	250,000	228,328
3.625%, 01/26/2028	250,000	242,652
Asian Infrastructure Investment Bank, The
3.375%, 06/29/2025	250,000	244,981
0.500%, 01/27/2026	250,000	231,590
African Development Bank
3.375%, 07/07/2025	250,000	245,106
0.875%, 03/23/2026	250,000	232,144
0.875%, 07/22/2026	250,000	229,523
4.375%, 11/03/2027	250,000	249,097
European Investment Bank
2.750%, 08/15/2025	250,000	242,961
0.375%, 12/15/2025	250,000	232,210
0.375%, 03/26/2026	250,000	229,547
2.125%, 04/13/2026	250,000	237,651
0.750%, 10/26/2026	250,000	227,239
0.625%, 10/21/2027	250,000	218,885
3.875%, 03/15/2028	225,000	220,719
4.500%, 10/16/2028	500,000	503,345
1.625%, 10/09/2029	250,000	217,074
3.625%, 07/15/2030	250,000	240,621
1.250%, 02/14/2031	250,000	205,527
3.750%, 02/14/2033	200,000	191,846
4.125%, 02/13/2034	150,000	147,563
International Finance Corp.
3.625%, 09/15/2025	250,000	245,620
0.750%, 10/08/2026	250,000	227,610
0.750%, 08/27/2030	250,000	200,359
Corp. Andina de Fomento
5.250%, 11/21/2025	250,000	248,323
European Bank for Reconstruction & Development
0.500%, 11/25/2025	250,000	233,109
Inter-American Development Bank
0.875%, 04/20/2026	250,000	231,521
4.500%, 05/15/2026	250,000	249,034
1.500%, 01/13/2027	250,000	230,413
2.375%, 07/07/2027	250,000	234,046
0.625%, 09/16/2027	250,000	219,428
4.000%, 01/12/2028	250,000	246,165
1.125%, 07/20/2028	250,000	218,516
2.250%, 06/18/2029	250,000	225,746
3.500%, 09/14/2029	250,000	239,829

See accompanying notes to financial statements.	25

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
Foreign Government Bonds (Cont.)

Supranational (Cont.)
1.125%, 01/13/2031	$500,000	$406,578
Nordic Investment Bank
3.375%, 09/08/2027	250,000	241,166

		16,461,229

Sweden (0.01%)
Svensk Exportkredit AB
4.000%, 07/15/2025	250,000	246,591

		246,591

Total Foreign Government Bonds (cost $34,138,083)		34,350,201

Agency Securities (d) (0.44%)
Federal Farm Credit Banks
4.500%, 08/14/2026	2,000,000	1,997,509
Federal Home Loan Banks
0.900%, 02/26/2027	250,000	225,340
0.500%, 04/14/2025	1,770,000	1,687,307
5.125%, 06/13/2025	250,000	250,468
4.000%, 06/30/2028	1,000,000	992,972
4.625%, 11/17/2026	500,000	501,439
4.125%, 01/15/2027	2,125,000	2,107,328
Federal Home Loan Mortgage Corp.
6.750%, 03/15/2031	250,000	286,487
6.250%, 07/15/2032	250,000	284,381
Federal National Mortgage Association
7.125%, 01/15/2030	250,000	286,018
6.625%, 11/15/2030	250,000	282,378
7.250%, 05/15/2030	250,000	289,459
0.500%, 06/17/2025	1,007,000	955,187
0.750%, 10/08/2027	500,000	441,008

Total Agency Securities (cost $10,519,558)		10,587,281

U.S. Treasury Obligations (17.20%)
U.S. Treasury Bill
5.253%, 04/11/2024(e),(f)	610,000	609,112
U.S. Treasury Notes
2.625%, 04/15/2025	5,000,000	4,880,176
0.375%, 04/30/2025	2,000,000	1,903,828
2.750%, 05/15/2025	5,000,000	4,879,687
2.125%, 05/15/2025	2,000,000	1,938,438
0.250%, 05/31/2025	5,000,000	4,735,937
2.875%, 06/15/2025	2,000,000	1,951,797
0.250%, 06/30/2025	2,000,000	1,888,359
3.000%, 07/15/2025	5,000,000	4,883,398
0.250%, 07/31/2025	2,000,000	1,881,641
2.875%, 07/31/2025	1,000,000	974,375
2.000%, 08/15/2025	3,000,000	2,887,734
3.125%, 08/15/2025	2,000,000	1,954,688

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
5.000%, 08/31/2025	$3,000,000	$3,006,445
0.250%, 08/31/2025	2,000,000	1,875,469
2.750%, 08/31/2025	1,000,000	971,523
3.500%, 09/15/2025	2,000,000	1,962,969
0.250%, 09/30/2025	3,000,000	2,803,945
0.250%, 10/31/2025	2,000,000	1,863,359
2.250%, 11/15/2025	2,000,000	1,921,563
4.875%, 11/30/2025	3,000,000	3,004,922
0.375%, 11/30/2025	2,000,000	1,861,016
0.375%, 12/31/2025	7,000,000	6,493,867
3.875%, 01/15/2026	2,000,000	1,971,797
4.250%, 01/31/2026	3,000,000	2,976,914
0.375%, 01/31/2026	2,000,000	1,849,375
4.000%, 02/15/2026	3,000,000	2,963,320
4.625%, 02/28/2026	10,000,000	9,994,141
0.500%, 02/28/2026	10,000,000	9,244,922
0.750%, 03/31/2026	10,000,000	9,267,969
4.500%, 03/31/2026	5,000,000	4,988,672
0.750%, 04/30/2026	10,000,000	9,241,016
0.750%, 05/31/2026	10,000,000	9,215,234
0.875%, 06/30/2026	10,000,000	9,223,047
0.625%, 07/31/2026	10,000,000	9,141,016
1.125%, 10/31/2026	5,000,000	4,593,750
1.250%, 11/30/2026	2,500,000	2,299,512
1.625%, 11/30/2026	1,000,000	929,375
1.250%, 12/31/2026	2,500,000	2,295,898
1.750%, 12/31/2026	1,000,000	931,016
4.000%, 01/15/2027	2,000,000	1,976,719
1.500%, 01/31/2027	2,000,000	1,844,922
1.125%, 02/28/2027	10,000,000	9,108,984
0.625%, 03/31/2027	10,000,000	8,950,000
0.500%, 04/30/2027	10,000,000	8,887,109
2.750%, 04/30/2027	2,000,000	1,905,313
2.625%, 05/31/2027	5,000,000	4,740,039
0.375%, 09/30/2027	10,000,000	8,725,391
4.125%, 09/30/2027	2,000,000	1,985,312
2.250%, 11/15/2027	2,000,000	1,861,250
0.625%, 11/30/2027	5,000,000	4,378,125
0.625%, 12/31/2027	5,000,000	4,365,820
3.500%, 01/31/2028	5,000,000	4,856,055
0.750%, 01/31/2028	5,000,000	4,376,562
2.750%, 02/15/2028	5,000,000	4,722,266
1.250%, 03/31/2028	5,000,000	4,444,727
3.500%, 04/30/2028	5,000,000	4,852,734
2.875%, 05/15/2028	5,000,000	4,733,984
1.250%, 06/30/2028	5,000,000	4,416,797
2.875%, 08/15/2028	5,000,000	4,724,023
4.375%, 08/31/2028	7,000,000	7,032,539
1.250%, 09/30/2028	3,000,000	2,633,672
4.625%, 09/30/2028	2,000,000	2,029,922
4.875%, 10/31/2028	2,000,000	2,051,328
3.125%, 11/15/2028	5,000,000	4,765,039
4.375%, 11/30/2028	3,000,000	3,017,461
1.375%, 12/31/2028	4,000,000	3,511,250
4.000%, 01/31/2029	4,000,000	3,960,938
2.625%, 02/15/2029	4,000,000	3,717,969

26	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.250%, 02/28/2029	$5,000,000	$5,009,375
4.125%, 03/31/2029	3,400,000	3,387,516
2.875%, 04/30/2029	10,000,000	9,385,547
2.375%, 05/15/2029	5,000,000	4,576,953
2.750%, 05/31/2029	5,000,000	4,660,352
2.625%, 07/31/2029	8,000,000	7,395,938
1.625%, 08/15/2029	5,000,000	4,391,211
1.750%, 11/15/2029	6,000,000	5,286,797
1.500%, 02/15/2030	15,000,000	12,904,687
4.875%, 10/31/2030	3,000,000	3,111,211
0.875%, 11/15/2030	20,000,000	16,201,562
4.000%, 01/31/2031	2,000,000	1,975,312
4.250%, 02/28/2031	2,000,000	2,005,000
1.625%, 05/15/2031	12,000,000	10,121,250
1.250%, 08/15/2031	8,000,000	6,521,562
1.375%, 11/15/2031	7,000,000	5,722,500
1.875%, 02/15/2032	12,000,000	10,143,750
3.500%, 02/15/2033	2,000,000	1,895,781
3.375%, 05/15/2033	2,000,000	1,875,313
3.875%, 08/15/2033	9,000,000	8,769,375
4.500%, 11/15/2033	5,000,000	5,115,625
4.000%, 02/15/2034	1,000,000	984,375

Total U.S. Treasury Obligations (cost $410,266,880)		412,278,464

Long-term Municipal Bonds (0.03%)
California (0.02%)
State of California Taxable Various Purpose, General Obligation Bonds
6.000%, 03/01/2033	250,000	272,621
University of California Regents Medical Center Pooled Taxable Revenue Bonds
4.132%, 05/15/2032	250,000	239,545

		512,166

Louisiana (0.01%)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds
4.145%, 02/01/2033	250,000	242,482

		242,482

Total Long-term Municipal Bonds (cost $730,020)		754,648

	Shares	Value
Short-term Investments (1.21%)
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(g)	29,097,130	$29,097,130

Total Short-term Investments (cost $29,097,130)		29,097,130

TOTAL INVESTMENTS (100.05%) (cost $1,067,726,520)		2,398,429,667
CASH AND OTHER LIABILITIES, NET OF ASSETS ((0.05)%)		(1,312,730)

NET ASSETS (100.00%)		$2,397,116,937

(a)	Non-income producing security.
(b)	Floating rate security. The rate presented is the rate in effect at March 31, 2024, and the related index and spread are shown parenthetically for each security.
(c)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $1,677,363 or 0.07% of net assets.

(d)

The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(e)	Security pledged as collateral to cover margin requirements for open futures contracts.
(f)	Discount rate at the time of purchase.
(g)	Rate shown is the 7-day yield as of March 31, 2024.

PLC  Public Limited Company

ADR  American Depositary Receipt

LLC  Limited Liability Company

At March 31, 2024, the Fund had open futures contracts as follows:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)*

Long Contracts
E-Mini S&P 500	51	6/21/2024	USD	13,536,675	$6,269

*Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to financial statements.	27

ADVISERS INVESTMENT TRUST

STATE FARM INTERIM FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (98.98%)
U.S. Treasury Notes
2.625%, 04/15/2025	$2,249,000	$2,195,103
3.875%, 04/30/2025	3,500,000	3,458,711
2.125%, 05/15/2025	3,157,000	3,059,824
2.750%, 05/15/2025	2,000,000	1,951,875
4.250%, 05/31/2025	3,000,000	2,975,742
2.875%, 06/15/2025	3,079,000	3,004,791
4.625%, 06/30/2025	3,250,000	3,238,574
2.750%, 06/30/2025	1,159,000	1,129,164
3.000%, 07/15/2025	4,550,000	4,443,893
4.750%, 07/31/2025	1,500,000	1,497,539
3.125%, 08/15/2025	5,440,000	5,316,750
2.000%, 08/15/2025	4,699,000	4,523,155
5.000%, 08/31/2025	2,000,000	2,004,297
0.250%, 09/30/2025	4,500,000	4,205,918
5.000%, 09/30/2025	4,000,000	4,010,469
4.250%, 10/15/2025	4,000,000	3,967,656
5.000%, 10/31/2025	3,350,000	3,359,945
0.250%, 10/31/2025	1,000,000	931,679
2.250%, 11/15/2025	4,500,000	4,323,516
4.500%, 11/15/2025	3,500,000	3,484,824
4.875%, 11/30/2025	4,000,000	4,006,563
4.000%, 12/15/2025	1,500,000	1,481,836
4.250%, 12/31/2025	2,000,000	1,983,906
2.625%, 12/31/2025	1,409,000	1,360,015
0.375%, 12/31/2025	1,000,000	927,695
3.875%, 01/15/2026	1,000,000	985,898
4.250%, 01/31/2026	3,000,000	2,976,914
2.625%, 01/31/2026	2,000,000	1,928,281
1.625%, 02/15/2026	6,000,000	5,674,688
4.000%, 02/15/2026	1,000,000	987,773
4.625%, 02/28/2026	3,000,000	2,998,242
0.500%, 02/28/2026	700,000	647,145
4.625%, 03/15/2026	2,000,000	1,998,750
2.250%, 03/31/2026	3,700,000	3,534,223
3.750%, 04/15/2026	2,000,000	1,965,938
2.375%, 04/30/2026	1,000,000	955,977
1.625%, 05/15/2026	5,000,000	4,700,781
3.625%, 05/15/2026	3,500,000	3,431,504
4.125%, 06/15/2026	2,000,000	1,980,859
1.875%, 06/30/2026	4,500,000	4,247,227
4.500%, 07/15/2026	4,000,000	3,995,156
1.875%, 07/31/2026	4,638,000	4,366,423
4.375%, 08/15/2026	1,000,000	996,445
0.750%, 08/31/2026	3,712,000	3,394,305
1.375%, 08/31/2026	2,000,000	1,857,266
4.625%, 09/15/2026	2,300,000	2,305,750
0.875%, 09/30/2026	3,500,000	3,204,141
1.625%, 09/30/2026	1,314,000	1,226,024
4.625%, 10/15/2026	4,500,000	4,514,238
1.625%, 10/31/2026	3,775,000	3,515,026
1.125%, 10/31/2026	3,357,000	3,084,244
4.625%, 11/15/2026	4,000,000	4,014,219
1.250%, 11/30/2026	5,485,000	5,045,129
4.375%, 12/15/2026	750,000	748,418
1.250%, 12/31/2026	3,580,000	3,287,727
4.000%, 01/15/2027	2,000,000	1,976,719

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
1.500%, 01/31/2027	$4,596,000	$4,239,632
4.125%, 02/15/2027	1,000,000	991,953
1.875%, 02/28/2027	3,222,000	2,999,103
2.500%, 03/31/2027	3,611,000	3,420,153
2.750%, 04/30/2027	3,426,000	3,263,800
2.625%, 05/31/2027	3,792,000	3,594,846
3.250%, 06/30/2027	3,500,000	3,381,328
2.750%, 07/31/2027	3,500,000	3,325,273
3.125%, 08/31/2027	4,250,000	4,084,482
4.125%, 09/30/2027	4,212,000	4,181,068
4.125%, 10/31/2027	5,000,000	4,962,500
3.875%, 11/30/2027	6,000,000	5,905,781
3.875%, 12/31/2027	4,650,000	4,577,162
3.500%, 01/31/2028	6,600,000	6,409,992
4.000%, 02/29/2028	6,250,000	6,180,176
3.625%, 03/31/2028	5,000,000	4,876,758
3.500%, 04/30/2028	5,000,000	4,852,734
2.875%, 05/15/2028	5,000,000	4,733,984
3.625%, 05/31/2028	6,000,000	5,850,938
4.000%, 06/30/2028	4,750,000	4,699,717
4.125%, 07/31/2028	4,500,000	4,474,336
2.875%, 08/15/2028	3,500,000	3,306,816
4.375%, 08/31/2028	6,000,000	6,027,891
4.625%, 09/30/2028	5,000,000	5,074,805
4.875%, 10/31/2028	6,000,000	6,153,984
1.375%, 10/31/2028	3,250,000	2,864,570
4.375%, 11/30/2028	4,000,000	4,023,281
1.500%, 11/30/2028	2,750,000	2,433,750
3.750%, 12/31/2028	4,000,000	3,916,875
4.000%, 01/31/2029	3,500,000	3,465,820
4.250%, 02/28/2029	7,000,000	7,013,125
4.125%, 03/31/2029	2,500,000	2,490,820

Total U.S. Treasury Obligations (cost $305,478,093)		297,166,323

	Shares	Value
Short-term Investments (0.43%)
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(a)	1,297,453	1,297,453

Total Short-term Investments (cost $1,297,453)		1,297,453

TOTAL INVESTMENTS (99.41%) (cost $306,775,546)		298,463,776
OTHER ASSETS, NET OF LIABILITIES (0.59%)		1,759,426

NET ASSETS (100.00%)		$300,223,202

(a)	Rate shown is the 7-day yield as of March 31, 2024.

28	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (98.79%)

Alabama (2.65%)
Alabama Federal Aid Highway Finance Authority Revenue Bonds (Prerefunded to 09-01- 2024 @ 100)(a)	4.000%	09/01/2024	$1,000,000	$1,000,941
City of Athens, Alabama, Electric Revenue Warrants	3.250%	06/01/2025	600,000	594,923
City of Athens, Alabama, Electric Revenue Warrants	3.500%	06/01/2026	220,000	216,330
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	645,000	632,313
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	952,838
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	665,003
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2028	2,165,000	2,181,469
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.125%	05/01/2029	1,010,000	982,626
Black Belt Energy Gas District Revenue Bonds, Series C-1(b)	5.250%	06/01/2029	1,000,000	1,057,076
Black Belt Energy Gas District Revenue Bonds, Series B(c)	5.250%	12/01/2030	2,000,000	2,158,522
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	222,158
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	317,580
Mobile County Board of School Commissioners Special Tax Warrants, Series B	5.000%	03/01/2037	1,000,000	1,120,930
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2037	270,000	274,961
County of Jefferson, Alabama, Revenue Refunding Warrants	5.000%	10/01/2038	1,000,000	1,106,435
City of Huntsville, Alabama, Electric System Revenue Warrants	5.000%	12/01/2042	1,000,000	1,127,811

				14,611,916

Alaska (1.54%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,096,779
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,051,705
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,402,468
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,099,777
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,454,180
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2030	1,125,000	1,136,078
Borough of Matanuska-Susitna, Alaska, General Obligation Bonds, Series A	5.000%	08/01/2031	1,225,000	1,225,466

				8,466,453

Arizona (1.64%)
Maricopa County Union High School District No. 210 Phoenix, General Obligation Bonds, Series A	4.000%	07/01/2024	1,165,000	1,165,130
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	1,961,325
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2026	555,000	555,447
Maricopa County Unified School District No. 93 Cave Creek, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2027	1,100,000	1,109,724
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2027	400,000	400,322
Salt River Project Agricultural Improvement & Power District Revenue Refunding Bonds, Series A	4.000%	12/01/2033	2,000,000	2,012,370
Kyrene Elementary School District No. 28, General Obligation Bonds, Series C	5.000%	07/01/2034	710,000	811,242
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A	4.000%	01/01/2038	1,000,000	1,007,748

				9,023,308

Arkansas (1.53%)
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(a)	5.000%	11/01/2024	365,000	368,094
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(a)	5.000%	11/01/2024	785,000	791,654
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	3,000,000	3,002,379
Rogers School District No. 30, General Obligation Refunding Bonds	3.125%	02/01/2030	2,880,000	2,843,940
Rogers School District No. 30, General Obligation Refunding Bonds	3.000%	02/01/2033	1,500,000	1,443,769

				8,449,836

See accompanying notes to financial statements.	29

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

California (4.59%)
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B	5.000%	08/01/2025	$225,000	$226,196
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B	5.000%	08/01/2027	1,080,000	1,085,388
East Side Union High School District, General Obligation Refunding Bonds	3.500%	08/01/2027	1,000,000	1,004,655
Newark Unified School District, General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	750,000	747,606
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2028	1,565,000	1,573,485
Campbell Union High School District, General Obligation Refunding Bonds	3.250%	08/01/2029	1,965,000	1,961,094
City of La Mesa, California, General Obligation Refunding Bonds	3.500%	08/01/2029	1,190,000	1,200,311
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2029	1,725,000	1,733,643
Sonoma County Junior College District, General Obligation Refunding Bonds	3.250%	08/01/2029	2,835,000	2,843,121
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	552,923
Sonoma County Junior College District, General Obligation Bonds, Election of 2014, Series A	4.000%	08/01/2030	1,600,000	1,647,407
Sequoia Union High School District, General Obligation Bonds, Election of 2014	3.000%	07/01/2031	2,000,000	1,983,730
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	409,404
Redondo Beach Unified School District, General Obligation Refunding Bonds, Election of 2008, Series D	3.000%	08/01/2031	750,000	745,216
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	500,000	511,338
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2032	510,000	530,296
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	200,000	206,736
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,080,977
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	300,000	286,944
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	1,000,000	956,481
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	355,000	365,783
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2036	600,000	553,943
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	939,101
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	400,000	411,648
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	695,123
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	500,000	513,623
Mountain View-Whisman School District, General Obligation Bonds, Series B	4.000%	09/01/2038	500,000	522,875

				25,289,047

Colorado (2.46%)
Gunnison Watershed School District No. RE-1J, General Obligation Refunding Bonds, Series A (Prerefunded to 12-01-2024 @ 100)(a)	4.000%	12/01/2024	1,000,000	1,003,100
El Paso County School District No. 20 Academy, General Obligation Refunding Bonds	4.000%	12/15/2025	1,000,000	1,004,923
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	3,000,000	2,937,539
Eagle River Water & Sanitation District, General Obligation Bonds	4.000%	12/01/2030	465,000	476,145
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2034	1,805,000	1,886,062
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	3,500,000	3,645,100
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	1,017,933
Rangeview Library District, Certificate of Participation, Series A	5.000%	12/15/2037	650,000	712,555
Fremont County School District RE-1 Canon City, General Obligation Bonds	5.000%	12/01/2041	790,000	883,131

				13,566,488

Connecticut (1.23%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds,
Series A(d)	2.000%	07/01/2026	5,700,000	5,491,835
State of Connecticut Special Tax Obligation Revenue Bonds, Series A	4.000%	09/01/2035	1,300,000	1,308,041

				6,799,876

District of Columbia (0.81%)
District of Columbia, General Obligation Bonds, Series A	5.000%	06/01/2034	1,500,000	1,531,042

30	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

District of Columbia (Cont.)
District of Columbia General Obligation Bonds, Series C	5.000%	06/01/2038	$1,500,000	$1,502,671
District of Columbia Revenue Bonds, Series A	5.000%	07/01/2039	1,250,000	1,417,366

				4,451,079

Florida (2.66%)
City of Pembroke Pines, Florida, General Obligation Refunding Bonds	5.000%	09/01/2031	2,100,000	2,149,200
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	520,000	501,488
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	4.000%	09/01/2032	540,000	557,578
Collier County Water-Sewer District Revenue Bonds	3.000%	07/01/2033	5,080,000	5,036,723
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	528,945
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2033	750,000	807,888
Florida Municipal Loan Council Revenue Bonds, Series A	4.000%	08/01/2034	555,000	576,250
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2034	750,000	805,636
Florida Department of Management Services, Certificate of Participation, Series A	3.000%	11/01/2035	1,000,000	957,709
County of Sarasota Utility System Revenue Bonds	5.250%	10/01/2039	1,000,000	1,147,899
Saint Johns County School Board COPS, Series A	5.000%	07/01/2041	1,425,000	1,589,916

				14,659,232

Georgia (0.58%)
Bartow County Development Authority Revenue Refunding Bonds	1.800%	09/01/2029	1,000,000	854,950
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	235,523
Coweta County Public Facilities Authority Revenue Bonds	5.000%	09/01/2035	550,000	643,343
Georgia Ports Authority Revenue Bonds	5.250%	07/01/2039	1,250,000	1,441,036

				3,174,852

Idaho (1.14%)
Nez Perce County Independent School District No 1., General Obligation Bonds	4.000%	09/15/2031	2,880,000	2,953,551
Boise State University Revenue Bonds, Series A	4.000%	04/01/2032	445,000	459,454
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2033	545,000	525,624
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	184,645
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	400,000	411,184
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	257,736
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	261,698
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	267,880
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	282,744
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	178,861
Idaho State University Revenue Bonds	4.000%	04/01/2036	200,000	203,748
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	279,964

				6,267,089

Illinois (4.00%)
DeWitt Ford & Livingston Etc. Counties Community College District No. 540 Heartland, General Obligation Refunding Bonds	3.000%	12/01/2032	1,500,000	1,438,983
City of Chicago, Illinois, Wastewater Transmission Second Lien Revenue Bonds	5.000%	01/01/2033	1,000,000	1,002,483
County of Sangamon, Illinois, General Obligation Refunding Bonds	3.000%	12/15/2033	800,000	757,791
Cook County Community Consolidated School District No. 64 Park Ridge-Niles, General Obligation Bonds	3.000%	12/01/2034	1,000,000	975,693
Village of Schaumburg, Illinois, General Obligation Refunding Bonds	4.000%	12/01/2034	2,500,000	2,705,074
Sangamon County School District No. 186 Springfield, General Obligation Bonds	3.000%	02/01/2035	1,000,000	940,876
Chicago O’Hare International Airport Senior Lien Revenue Refunding Bonds, Series C	5.000%	01/01/2038	1,050,000	1,072,718
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B	5.000%	01/01/2038	1,000,000	1,000,000
Illinois Finance Authority Revenue Refunding Bonds	4.000%	08/01/2038	1,000,000	1,000,099
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center	5.000%	11/15/2038	2,645,000	2,666,648
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B(a)	5.000%	01/01/2039	1,000,000	1,000,000
Cook County Community Consolidated School District No. 65 Evanston Revenue Bonds	5.000%	12/01/2039	1,000,000	1,098,681

See accompanying notes to financial statements.	31

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Illinois (Cont.)
Village of Mundelein, Illinois, General Obligation Bonds	4.000%	12/15/2039	$1,355,000	$1,342,468
Illinois State Toll Highway Authority Revenue Bonds, Series B	5.000%	01/01/2040	3,000,000	3,064,286
Lake County Township High School District No. 113 Highland Park, General Obligation Bonds, Series A	4.000%	01/01/2041	2,000,000	2,021,003

				22,086,803

Indiana (2.79%)
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	1,205,000	1,143,527
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.000%	07/15/2027	1,190,000	1,202,366
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.500%	07/15/2028	500,000	508,893
City of West Lafayette, Indiana, Sewer Revenue Bonds	3.750%	07/01/2029	220,000	222,658
Valparaiso Multi-Schools Building Corporation Revenue Bonds	5.000%	07/15/2029	3,000,000	3,088,538
City of West Lafayette, Indiana, Sewer Revenue Bonds	4.000%	07/01/2030	750,000	759,324
Munster School Building Corporation Revenue Bonds	3.375%	01/15/2031	1,095,000	1,108,765
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	650,000	619,626
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2034	865,000	879,764
Borden-Henryville Multi-School Building Corporation Revenue Bonds	5.000%	07/15/2034	1,270,000	1,410,049
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	335,000	360,313
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	639,813
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2035	895,000	909,614
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2035	700,000	654,591
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2036	700,000	746,178
Indiana State Finance Authority Revolving Revenue Refunding Bonds, Green Bonds	5.000%	02/01/2039	1,000,000	1,137,293

				15,391,312

Iowa (1.32%)
Des Moines Metropolitan Wastewater Reclamation Authority Revenue Refunding Bonds, Series E	3.000%	06/01/2027	1,610,000	1,597,619
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	1,970,360
City of Cedar Rapids, Iowa, Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	924,564
City of Council Bluffs, Iowa, General Obligation Refunding Bonds, Series A	3.000%	06/01/2029	1,050,000	1,039,067
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,720,407

				7,252,017

Kansas (2.35%)
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(a)	3.000%	09/01/2024	2,740,000	2,732,230
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(a)	3.000%	09/01/2024	1,490,000	1,485,774
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	1,000,000	986,664
Johnson County Water District No. 1 Revenue Refunding Bonds, Series A	3.000%	01/01/2032	2,500,000	2,477,304
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	5,000,000	5,304,406

				12,986,378

Kentucky (3.47%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	1,110,000	1,110,412
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,731,484
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,024,981
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.375%	09/15/2030	1,800,000	1,810,502
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.125%	10/01/2030	1,095,000	1,076,518
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	3,660,000	3,546,123
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.500%	09/15/2031	1,860,000	1,873,398
Kenton County School District Finance Corporation Revenue Bonds	2.000%	12/01/2031	1,565,000	1,372,645
Kenton County School District Finance Corporation Revenue Bonds	2.000%	02/01/2032	1,770,000	1,548,550

32	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Kentucky (Cont.)
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	$3,115,000	$2,959,326
Woodford County School District Finance Corporation Revenue Bonds, Series A	5.000%	08/01/2039	1,000,000	1,090,622

				19,144,561

Louisiana (0.65%)
St. John the Baptist Parish School District No. 1, General Obligation Bonds	5.250%	03/01/2037	1,500,000	1,661,520
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds	5.000%	08/15/2037	1,000,000	1,040,802
City of West Monroe, Louisiana, Sales & Use Tax Revenue Bonds, Series A	5.000%	12/01/2039	830,000	907,064

				3,609,386

Maryland (0.92%)
County of Caroline, Maryland, General Obligation Refunding Bonds	3.000%	01/15/2032	1,150,000	1,118,264
City of Baltimore, Massachusetts, Revenue Bonds, Series A	5.000%	07/01/2035	1,000,000	1,155,801
County of Montgomery, General Obligation Bonds, Series A	4.000%	12/01/2036	1,000,000	998,053
County of Baltimore, General Obligation Bonds	4.000%	03/01/2038	1,750,000	1,791,984

				5,064,102

Massachusetts (0.76%)
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System	5.000%	07/01/2035	1,400,000	1,448,303
Commonwealth of Massachusetts, General Obligation Bonds, Series J	5.000%	12/01/2038	1,000,000	1,041,509
Commonwealth of Massachusetts General Obligation Refunding Bonds, Series B	5.000%	05/01/2039	1,480,000	1,696,976

				4,186,788

Michigan (4.82%)
East Grand Rapids Public School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2024 @ 100)(a)	5.000%	05/01/2024	1,000,000	1,000,875
East Grand Rapids Public School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2024 @ 100)(a)	5.000%	05/01/2024	765,000	765,670
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(a)	5.000%	05/01/2025	1,005,000	1,023,276
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(a)	5.000%	05/01/2025	600,000	610,911
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2027	500,000	505,323
Michigan State Finance Authority Senior Lien Revenue Bonds, Great Lakes Water	5.000%	07/01/2027	1,650,000	1,655,057
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	303,409
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2029	700,000	710,382
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2030	1,100,000	1,116,080
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2032	595,000	621,102
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2033	630,000	654,230
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2034	670,000	695,757
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	1,818,809
Great Lakes Water Authority Water Supply Senior Lien System Revenue Bonds, Series A	5.000%	07/01/2035	750,000	871,987
Van Buren Public Schools, General Obligation Refunding Bonds	4.000%	11/01/2035	1,000,000	1,022,873
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	1,774,139
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	888,831
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	3,534,991
Dundee Community Schools, General Obligation Bonds	5.000%	05/01/2037	1,000,000	1,126,471
Fowlerville Community Schools, General Obligation Refunding Bonds	4.000%	05/01/2038	1,470,000	1,506,041
Portage Public Schools, General Obligation Bonds	3.000%	11/01/2038	1,000,000	883,606
Lake Orion Community School District, General Obligation Bonds	4.000%	05/01/2039	1,000,000	1,019,669
Michigan State Building Authority Revenue Bonds, Series I	5.000%	10/15/2039	1,000,000	1,121,034
Grand Rapids Public Schools, General Obligation Bonds	5.000%	05/01/2041	1,220,000	1,363,500

				26,594,023

See accompanying notes to financial statements.	33

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Minnesota (3.11%)
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	$1,245,000	$1,248,909
Metropolitan Council, General Obligation Bonds, Series C	3.750%	03/01/2032	5,500,000	5,511,328
University of Minnesota Revenue Bonds, Series B	4.000%	01/01/2033	2,230,000	2,230,595
Big Lake Independent School District No. 727, General Obligation Bonds, Series A	3.000%	02/01/2033	570,000	561,054
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,224,443
Red Rock Central Independent School District No. 2884, General Obligation Bonds, Series A	3.000%	02/01/2034	1,000,000	977,104
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	2,000,000	1,898,498
Jordan Independent School District No. 717 General Obligation Bonds, Series A	4.000%	02/01/2041	1,500,000	1,521,036

				17,172,967

Mississippi (0.96%)
Mississippi Development Bank Revenue Bonds (Prerefunded to 12-01-2025 @ 100)(a)	4.250%	12/01/2025	2,305,000	2,344,943
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	3,000,000	2,954,312

				5,299,255

Missouri (3.67%)
Missouri State Highway & Transportation Commission Road Revenue Bonds	5.000%	05/01/2025	5,400,000	5,496,469
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2027	465,000	465,283
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2028	400,000	400,251
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2029	425,000	425,211
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2033	1,000,000	1,011,376
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2034	2,500,000	2,525,200
St. Charles County School District No. R-IV Wentzville, General Obligation Refunding Bonds	4.000%	03/01/2034	3,000,000	3,074,682
Jackson County School District No. R-5 Grain Valley, General Obligation Bonds, Series A	5.000%	03/01/2035	2,000,000	2,126,859
City of Columbia, Montana, Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	2,520,000	2,451,481
Platte County School District Park Hill, General Obligation Bonds	3.350%	03/01/2036	1,000,000	960,914
Nixa Public Schools General Obligation Bonds	5.000%	03/01/2039	1,170,000	1,290,522

				20,228,248

Montana (2.91%)
Hellgate School District No. 4, General Obligation Bonds	3.500%	06/15/2025	860,000	860,083
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	994,626
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,040,430
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,057,464
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2033	520,000	538,974
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	505,000	530,734
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	792,112
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,054,426
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	930,926
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	875,178
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	787,815
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	2,112,814
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,425,416
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	603,737
Broadwater County K-12 School District No. 1 Townsend, General Obligation Bonds	3.000%	07/01/2037	465,000	421,823

				16,026,558

Nebraska (1.50%)
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(a)	5.000%	12/15/2024	700,000	707,105
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(a)	5.000%	12/15/2024	565,000	570,735
Gretna Public Schools, General Obligation Refunding Bonds	3.000%	12/15/2024	145,000	143,944
Gretna Public Schools, General Obligation Refunding Bonds	4.000%	12/15/2025	180,000	181,646

34	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Nebraska (Cont.)
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(a)	5.000%	12/15/2025	$250,000	$257,513
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(a)	5.000%	12/15/2025	260,000	267,813
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2028	150,000	153,422
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2029	250,000	255,428
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2030	325,000	331,609
City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	1,105,000	1,086,771
City of Kearney, Nebraska, General Obligation Bonds	4.000%	05/15/2035	500,000	506,729
City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds	3.000%	06/15/2035	1,140,000	1,111,277
Omaha Public Power District Revenue Bonds, Series A	5.000%	02/01/2036	750,000	862,840
County of Sarpy, Nebraska, General Obligation Bonds	3.500%	06/01/2037	1,000,000	1,001,266
City of La Vista, Nebraska, General Obligation Bonds	3.000%	09/15/2041	1,000,000	855,217

				8,293,315

Nevada (1.33%)
Nevada System of Higher Education Revenue Refunding Bonds	4.000%	07/01/2030	3,045,000	3,084,431
Clark County School District, General Obligation Refunding Bonds, Series C	4.000%	06/15/2037	2,000,000	2,025,040
Clark County School District, General Obligation Bonds, Series A	5.000%	06/15/2039	2,000,000	2,218,880

				7,328,351

New Jersey (1.79%)
Union Township Union County, General Obligation BANS	4.500%	01/21/2025	3,500,000	3,530,606
Hopewell Valley Regional School District, General Obligation Bonds	3.500%	01/15/2027	3,330,000	3,329,205
Livingston Township School District, General Obligation Refunding Bonds	4.000%	07/15/2029	1,000,000	1,009,998
Hopewell Valley Regional School District, General Obligation Bonds	4.000%	01/15/2032	2,000,000	2,027,860

				9,897,669

New Mexico (3.54%)
County of Bernalillo, New Mexico, General Obligation Refunding Bonds, Series A	2.250%	08/15/2024	1,050,000	1,040,460
County of Bernalillo, New Mexico, General Obligation Bonds	3.000%	08/15/2025	1,235,000	1,224,078
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	225,084
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	700,347
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.250%	08/01/2027	900,000	902,098
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,504,621
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	725,000	725,415
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	903,944
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.125%	08/01/2028	1,515,000	1,510,477
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	750,471
Santa Fe Public School District, General Obligation Bonds	3.625%	08/01/2029	3,075,000	3,108,834
Santa Fe Public School District, General Obligation Bonds	4.000%	08/01/2030	1,000,000	1,020,985
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	1,800,000	1,946,610
City of Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Series B	5.000%	07/01/2035	1,000,000	1,168,601
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	2,805,745

				19,537,770

New York (3.04%)
New York State Housing Finance Agency Variable Revenue Bonds, Series J(e)	1.100%	05/01/2027	2,000,000	1,802,568
New York State Housing Finance Agency Variable Revenue Bonds(f)	3.800%	05/01/2029	1,000,000	1,000,865
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	853,583
New York State Urban Development Corporation Revenue Refunding Bonds, Series A	5.000%	03/15/2035	2,000,000	2,030,796
New York City Water & Sewer System Revenue Bonds, Series DD	5.000%	06/15/2035	2,500,000	2,505,746
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series BB, Subseries BB-2	5.000%	06/15/2036	3,500,000	4,268,528

See accompanying notes to financial statements.	35

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

New York (Cont.)
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B-1	5.250%	11/01/2036	$1,500,000	$1,766,314
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B1	5.000%	11/01/2036	1,500,000	1,499,948
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	5.000%	02/01/2039	1,060,000	1,060,000

				16,788,348

North Carolina (1.13%)
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	1,210,000	1,210,280
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	713,027
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2029	265,000	270,152
County of Forsyth, North Carolina, General Obligation Bonds, Series B	3.000%	03/01/2032	1,000,000	986,215
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2033	750,000	836,349
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2035	1,000,000	1,112,592
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2037	1,000,000	1,101,017

				6,229,632

North Dakota (1.50%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.125%	05/01/2028	845,000	843,508
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	835,068
Bismarck Public School District No. 1, General Obligation Bonds	3.125%	05/01/2030	1,695,000	1,697,975
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2031	1,015,000	1,011,711
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2032	1,060,000	1,051,224
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2033	1,350,000	1,325,754
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,511,640

				8,276,880

Ohio (2.81%)
Perrysburg Exempted Village School District, General Obligation Bonds (Prerefunded to 12-01-2024 @ 100)(a)	4.000%	12/01/2024	1,250,000	1,253,467
Lake Local School District/Stark County, General Obligation Bonds	3.000%	12/01/2025	190,000	188,321
Lake County Community College District, General Obligation Bonds, Series A	3.000%	12/01/2026	355,000	352,684
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	175,141
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	365,214
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2031	220,000	227,613
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	356,434
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2032	220,000	227,191
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	315,000	318,318
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2032	1,750,000	1,783,072
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	381,063
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2033	370,000	380,910
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	235,000	237,177
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2033	500,000	520,632
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	400,000	405,369
Worthington City School District, General Obligation Bonds	4.000%	12/01/2033	790,000	824,935
City of Toledo, Ohio, General Obligation Bonds	5.250%	12/01/2034	1,000,000	1,159,713
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2034	1,000,000	1,015,920
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2034	500,000	518,781
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	875,000	884,360
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	1,870,000	1,885,414
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2035	500,000	517,201
Worthington City School District, General Obligation Bonds	4.000%	12/01/2035	475,000	491,341
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2036	1,000,000	1,026,962

				15,497,233

36	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Oklahoma (1.68%)
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	$3,000,000	$2,980,145
Grand River Dam Authority Revenue Bonds, Series A	5.000%	06/01/2031	1,835,000	1,836,261
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	1,500,000	1,608,192
Oklahoma County Finance Authority Revenue Bonds	5.000%	09/01/2036	2,500,000	2,835,707

				9,260,305

Oregon (0.98%)
Clackamas County School District No. 12 North Clackamas, General Obligation Refunding Bonds (Prerefunded to 06-15-2024 @ 100)(a)	5.000%	06/15/2024	2,500,000	2,505,794
State of Oregon, General Obligation Refunding Bonds, Series J	2.800%	06/01/2025	155,000	151,733
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	2,732,930

				5,390,457

Pennsylvania (1.51%)
West View Municipal Authority Water Revenue Bonds (Prerefunded to 11-15-2024 @ 100)(a)	5.000%	11/15/2024	1,365,000	1,376,071
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2028	340,000	346,328
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2029	305,000	310,475
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,409,436
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2033	400,000	382,241
Delaware River Port Authority Revenue Bonds	5.000%	01/01/2037	1,000,000	1,002,416
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2037	770,000	693,875
Southeastern Pennsylvania Transportation Authority Revenue Bonds	5.000%	06/01/2038	1,000,000	1,129,801
University Area Joint Authority Sewer Sustainable Revenue Bonds	5.000%	11/01/2039	625,000	667,977

				8,318,620

Rhode Island (0.47%)
Rhode Island Housing & Mortgage Finance Corporation Revenue Bonds, Series 76-A	2.200%	10/01/2033	780,000	670,160
Rhode Island State Health & Educational Building Corp. Revenue Bonds	5.000%	05/15/2041	1,735,000	1,938,196

				2,608,356

South Carolina (0.57%)
Town of Fort Mill Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	369,630
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	520,003
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	535,040
City of Columbia, South Carolina, Waterworks & Sewer System Revenue Bonds, Series A	3.000%	02/01/2035	1,750,000	1,698,492

				3,123,165

Tennessee (0.93%)
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB	3.000%	03/01/2025	1,170,000	1,160,123
County of Washington, Tennessee, General Obligation Bonds, Series B	3.000%	06/01/2030	850,000	837,173
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue Bonds	5.000%	09/01/2031	1,065,000	1,072,400
County of Knox, Tennessee, General Obligation Refunding Bonds, Series B	3.000%	06/01/2032	1,105,000	1,082,994
City of Memphis, Tennessee, Electric System Revenue Bonds, Series A	3.000%	12/01/2035	1,000,000	962,474

				5,115,164

Texas (6.52%)
Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds(g)	5.000%	05/15/2026	1,000,000	1,028,902
Eanes Independent School District, General Obligation Bonds, Series A	3.500%	08/01/2026	1,670,000	1,671,300
Lake Travis Independent School District, General Obligation Refunding Bonds (Prerefunded to 02-15-2027 @ 100)(a)	4.000%	02/15/2027	235,000	240,903
University of North Texas Revenue Refunding Bonds, Series A	5.000%	04/15/2027	1,000,000	1,013,558
Upper Brushy Creek Water Control and Improvement District, General Obligation Bonds	3.000%	08/15/2031	1,000,000	961,961
State of Texas, General Obligation Refunding Bonds, Series B	2.250%	08/01/2032	750,000	663,711
Aldine Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,023,230

See accompanying notes to financial statements.	37

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Texas (Cont.)
Lake Travis Independent School District, General Obligation Refunding Bonds, Unrefunded Balance	4.000%	02/15/2033	$765,000	$782,839
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	215,803
North Texas Tollway Authority Revenue Refunding Bonds, Series B	5.000%	01/01/2034	1,220,000	1,232,453
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	287,144
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	200,000	204,586
Klein Independent School District, General Obligation Bonds	5.000%	08/01/2035	1,000,000	1,158,258
Texas State Technical College Revenue Bonds	5.250%	08/01/2035	1,000,000	1,164,586
State of Texas Transportation Commission Mobility Fund, General Obligation Refunding Bonds	4.000%	10/01/2035	2,655,000	2,672,833
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2036	1,745,000	1,849,780
Richardson Independent School District, General Obligation Bonds, Series A	5.000%	02/15/2036	1,000,000	1,147,819
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2036	325,000	331,039
Texas A&M University Revenue Bonds	5.250%	05/15/2036	1,000,000	1,166,211
Trinity River Authority Central Regional Wastewater System Revenue Bonds	3.500%	08/01/2036	1,000,000	1,001,634
Texas Water Development Board Revenue Bonds	4.450%	10/15/2036	1,000,000	1,099,909
Texas Water Development Board Revenue Bonds	4.000%	10/15/2036	1,000,000	1,021,747
City of Cedar Park, Texas, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,117,457
Waller Consolidated Independent School District, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,138,944
Sanger Independent School District, General Obligation Bonds	4.000%	08/15/2038	1,250,000	1,277,028
Aubrey Independent School District, General Obligation Bonds	5.000%	02/15/2039	1,000,000	1,108,585
City of Pflugerville, Texas, General Obligation Bonds	4.000%	08/01/2039	1,580,000	1,620,607
County of Smith, General Obligation Bonds	5.000%	08/15/2039	1,000,000	1,125,135
Harlandale Independent School District, General Obligation Bonds, Series A	5.250%	08/15/2039	1,000,000	1,148,337
City of Houston, Texas, Combined Utility System First Lien Revenue Refunding Bonds, Series D	5.000%	11/15/2039	1,725,000	1,733,854
Permanent University Fund - University of Texas System Revenue Refunding Bonds, Series A	5.000%	07/01/2040	1,750,000	1,984,560
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds	5.000%	05/15/2041	1,600,000	1,780,940

				35,975,653

Utah (1.26%)
Snyderville Basin Special Recreation District, General Obligation Bonds, Series A	3.000%	12/15/2025	1,260,000	1,249,412
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	2,500,000	2,561,641
Wasatch County School District Local Building Authority Revenue Bonds	5.000%	06/01/2034	750,000	862,558
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2034	1,000,000	1,027,479
Duchesne County School District Revenue Bonds	5.000%	06/01/2036	1,150,000	1,244,345

				6,945,435

Vermont (0.61%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	175,000	192,203
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	208,270
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	279,036
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	448,646
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	265,000	289,082
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	474,531
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2036	910,000	987,826
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2037	440,000	475,350

				3,354,944

Virginia (1.53%)
Virginia State Housing Development Authority Commonwealth Mortgage Variable Revenue Bonds, Series E-2(h)	3.900%	07/01/2025	5,575,000	5,566,817
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	1,205,000	1,205,531
City of Danville, Virginia, General Obligation Bonds	4.000%	09/01/2039	1,625,000	1,667,505

				8,439,853

38	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Washington (5.94%)
City of Spokane, Washington, General Obligation Bonds	3.000%	12/01/2025	$1,295,000	$1,283,839
King County School District No 414 Lake Washington, General Obligation Refunding Bonds	3.500%	12/01/2025	1,000,000	1,002,049
Clark County School District No. 98 Hockinson, General Obligation Bonds	4.000%	12/01/2027	1,090,000	1,099,709
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	4.000%	12/01/2028	1,050,000	1,065,135
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	350,000	350,360
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2029	1,000,000	1,000,321
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	3.125%	12/01/2029	2,000,000	2,003,188
Energy Northwest Revenue Refunding Bonds	5.000%	07/01/2030	5,000,000	5,096,897
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2030	2,100,000	2,100,655
King County School District No 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	5,000,000	5,124,817
King County School District No. 405 Bellevue, General Obligation Bonds	3.000%	12/01/2033	5,095,000	5,010,644
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	861,479
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2034	1,010,000	1,053,510
City of Shoreline, Washington, General Obligation Refunding Bonds	4.000%	12/01/2034	1,000,000	1,070,114
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2034	510,000	522,670
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.375%	12/01/2034	1,040,000	1,091,495
Lakehaven Water & Sewer District Revenue Bonds	3.000%	10/01/2035	700,000	666,694
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	529,073
City of Seattle, Washington, Drainage & Wastewater Improvement Revenue Refunding Bonds	4.000%	05/01/2036	1,000,000	988,789
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2037	800,000	826,723

				32,748,161

West Virginia (0.42%)
Braxton County Board of Education, General Obligation Refunding Bonds	4.000%	05/01/2026	250,000	253,792
Braxton County Board of Education, General Obligation Refunding Bonds	2.250%	05/01/2026	125,000	121,236
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A	3.850%	05/01/2035	1,000,000	986,145
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A	3.800%	11/01/2037	1,000,000	980,001

				2,341,174

Wisconsin (7.17%)
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(a)	4.000%	04/01/2024	340,000	340,000
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(a)	4.000%	04/01/2024	275,000	275,000
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(a)	4.000%	04/01/2024	400,000	400,000
Milwaukee Metropolitan Sewerage District, General Obligation Refunding Bonds, Series C	2.500%	10/01/2024	2,000,000	1,980,055
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2029	1,000,000	1,005,040
Wisconsin-Dells School District, General Obligation Bonds	3.125%	03/01/2030	1,595,000	1,582,918
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2030	2,000,000	2,011,339
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	895,000	795,175
County of Waupaca, Wisconsin, General Obligation Bonds, Series A	3.250%	03/01/2031	1,160,000	1,160,261
Wisconsin-Dells School District, General Obligation Bonds	3.250%	03/01/2031	1,395,000	1,397,627
Burlington Area School District, General Obligation Bonds	3.125%	04/01/2031	1,000,000	993,085
D. C. Everest Area School District, General Obligation Bonds	3.375%	04/01/2031	3,900,000	3,912,016
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	832,816
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2031	300,000	308,047
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2031	2,200,000	2,212,472
Burlington Area School District, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,105,684
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	3,390,000	3,406,709
Poynette School District, General Obligation Bonds	3.125%	04/01/2032	1,520,000	1,488,425
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	2,240,000	2,217,364
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	692,339
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,416,539
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	1,405,000	1,328,417
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	1,535,000	1,433,307

See accompanying notes to financial statements.	39

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Wisconsin (Cont.)
Platteville School District, General Obligation Refunding Bonds	4.000%	03/01/2038	$775,000	$789,036
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	07/01/2038	1,000,000	1,030,660
Two Rivers Public School District, General Obligation Refunding Bonds	4.000%	03/01/2039	1,000,000	1,010,547
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	11/15/2039	3,025,000	3,085,456
State of Wisconsin, General Obligation Bonds, Series B	5.000%	05/01/2040	1,275,000	1,338,179

				39,548,513

Total Long-term Municipal Bond (cost $551,134,231)				544,820,572

			Shares	Value
Short-term Investments (0.30%)
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(i)			1,679,258	1,679,258

Total Short-term Investments (cost $1,679,258)				1,679,258

TOTAL INVESTMENTS (99.09%) (cost $552,813,489)				546,499,830

OTHER ASSETS, NET OF LIABILITIES (0.91%)				5,004,136

NET ASSETS (100.00%)				$551,503,966

(a)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(b)	Rate shown is fixed until mandatory tender date of June 1, 2029.
(c)	Rate shown is fixed until mandatory tender date of December 1, 2030.
(d)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(e)	Rate shown is fixed until mandatory tender date of May 1, 2027.
(f)	Rate shown is fixed until mandatory tender date of May 1, 2029.
(g)	Rate shown is fixed until mandatory tender date of May 15, 2026.
(h)	Rate shown is fixed until mandatory tender date of July 1, 2025.
(i)	Rate shown is the 7-day yield as of March 31, 2024.

40	See accompanying notes to financial statements.

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ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2024 (Unaudited)

	State Farm Growth Fund	State Farm Balanced Fund	State Farm Interim Fund	State Farm Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,990,254,028	1,067,726,520	306,775,546	552,813,489

Investments in securities at market value	$7,546,796,354	2,398,429,667	298,463,776	546,499,830
Cash	1,038,634	415,546	—	—
Foreign currency (Cost: $0, $1,328, $0, and $0, respectively)	—	1,327	—	—
Receivables:
Dividends and interest	7,987,764	6,760,851	2,833,857	5,594,494
Reclaims	253,889	154,009	—	—
Securities sold	—	5,389,060	1,434,806	1,015,189
Shares of the Fund sold	740,641	168,020	309,507	—
Variation margin on futures contracts	2,263	—	—	—
Due from broker	282,126	—	—	—
Prepaid expenses	106,140	46,882	29,014	19,194

Total assets	7,557,207,811	2,411,365,362	303,070,960	553,128,707

Liabilities and Net Assets
Payables:
Securities purchased	—	12,373,068	2,491,883	1,000,000
Shares of the Fund redeemed	2,533,252	667,258	115,454	318,496
Investment advisory fees	419,969	149,857	8,113	37,534
Accounting and Administration fees	2,281,302	883,994	204,583	239,791
Trustees’ fees and expenses	893	—	—	—
Regulatory and Compliance fees	50,949	15,978	1,770	3,517
Registration fees	1,652	460	—	—
Due to broker	—	104,019	—	—
Other accrued expenses and payables	102,830	53,791	25,955	25,403

Total liabilities	5,390,847	14,248,425	2,847,758	1,624,741

Net assets applicable to shares outstanding of common stock	$7,551,816,964	2,397,116,937	300,223,202	551,503,966

Fund shares outstanding (no par value, unlimited number of shares authorized)	64,876,999	26,671,203	31,592,939	67,539,011
Net asset value, offering price and redemption price per share	$116.40	89.88	9.50	8.17

Analysis of Net Assets
Paid-in-capital	$1,948,401,905	1,029,986,469	324,858,901	570,503,114
Total distributable earnings (loss)	5,603,415,059	1,367,130,468	(24,635,699)	(18,999,148)

Net assets applicable to shares outstanding	$7,551,816,964	2,397,116,937	300,223,202	551,503,966

42	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

STATEMENTS OF OPERATIONS

6-month period ended March 31, 2024 (Unaudited)

	State Farm Growth Fund	State Farm Balanced Fund	State Farm Interim Fund	State Farm Municipal Bond Fund
Investment Income:
Dividends	$64,646,464	14,701,466	29,707	507,972
Interest	49,167	15,409,226	4,681,758	8,536,752

	64,695,631	30,110,692	4,711,465	9,044,724
Less: foreign withholding taxes	(200,770)	—	—	—

Total investment income	64,494,861	30,110,692	4,711,465	9,044,724

Expenses:
Investment advisory fees	3,463,923	1,246,440	185,942	306,973
Accounting and Administration fees	1,504,953	583,189	134,065	157,474
Trustees’ fees and expenses	44,165	14,723	2,229	3,850
Insurance fees	33,211	11,416	1,927	3,129
Regulatory and Compliance fees	145,217	47,760	6,713	11,963
Registration fees	34,104	26,681	14,955	17,166
Other	105,353	52,273	25,396	28,599

Total expenses	5,330,926	1,982,482	371,227	529,154
Less: expense reductions by Adviser	(1,174,168)	(396,114)	(123,306)	(82,651)

Net expenses	4,156,758	1,586,368	247,921	446,503

Net investment income	60,338,103	28,524,324	4,463,544	8,598,221

Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	341,180,771	119,251,012	(4,047,299)	(534,119)
Net realized gain (loss) on futures contracts	6,191,592	1,975,888	—	—
Net realized gain (loss) on foreign currency transactions	—	(763)	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	867,216,534	167,920,475	9,040,327	24,886,296
Change in net unrealized appreciation (depreciation) on futures contracts	1,830,039	644,891	—	—

Net realized and unrealized gain (loss) on investments	1,216,418,936	289,791,503	4,993,028	24,352,177

Net change in net assets resulting from operations	$1,276,757,039	318,315,827	9,456,572	32,950,398

See accompanying notes to financial statements.	43

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	State Farm Growth Fund
6-month period ended March 31, 2024 (Unaudited) and year ended September 30, 2023	2024	2023

From operations:
Net investment income	$60,338,103	111,824,880
Net realized gain (loss)	347,372,363	(7,300,266)
Change in net unrealized appreciation or depreciation	869,046,573	946,406,001

Net change in net assets resulting from operations	1,276,757,039	1,050,930,615
Distributions to shareholders from:
Distributable earnings (net investment income and net realized gain)	(371,502,159)	(111,552,599)

Total distributions to shareholders	(371,502,159)	(111,552,599)
From Fund share transactions:
Proceeds from shares sold	110,347,609	190,715,078
Reinvestment of distributions	344,729,158	102,728,019
Less payments for shares redeemed	(257,097,707)	(492,194,611)

Net increase (decrease) in net assets from Fund share transactions	197,979,060	(198,751,514)

Total increase (decrease) in net assets	1,103,233,940	740,626,502

Net assets:
Beginning of period	6,448,583,024	5,707,956,522

End of period	$7,551,816,964	6,448,583,024

Share Information
Sold	1,023,381	1,893,455
Issued in reinvestment of distributions	3,291,602	1,025,466
Redeemed	(2,382,340)	(4,900,431)

Net increase (decrease)	1,932,643	(1,981,510)

44	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

State Farm Balanced Fund		State Farm Interim Fund		State Farm Municipal Bond Fund
2024	2023	2024	2023	2024	2023

28,524,324	49,284,212	4,463,544	6,842,574	8,598,221	17,424,856
121,226,137	19,961,020	(4,047,299)	(8,232,646)	(534,119)	(4,287,871)
168,565,366	205,976,227	9,040,327	8,164,675	24,886,296	3,772,585

318,315,827	275,221,459	9,456,572	6,774,603	32,950,398	16,909,570

(131,531,788)	(46,060,194)	(4,462,649)	(6,842,453)	(8,605,015)	(17,424,600)

(131,531,788)	(46,060,194)	(4,462,649)	(6,842,453)	(8,605,015)	(17,424,600)

40,587,269	85,554,058	26,281,394	33,167,368	6,172,517	20,689,465
124,984,977	43,403,536	4,423,128	6,791,042	6,877,149	13,976,756
(118,643,731)	(202,578,102)	(50,311,935)	(93,247,882)	(33,734,502)	(66,615,266)

46,928,515	(73,620,508)	(19,607,413)	(53,289,472)	(20,684,836)	(31,949,045)

233,712,554	155,540,757	(14,613,490)	(53,357,322)	3,660,547	(32,464,075)

2,163,404,383	2,007,863,626	314,836,692	368,194,014	547,843,419	580,307,494

2,397,116,937	2,163,404,383	300,223,202	314,836,692	551,503,966	547,843,419

474,107	1,037,103	2,774,275	3,514,463	761,799	2,549,329
1,499,880	532,309	465,705	719,768	849,314	1,728,311
(1,387,899)	(2,470,945)	(5,300,434)	(9,873,776)	(4,177,450)	(8,205,775)

586,088	(901,533)	(2,060,454)	(5,639,545)	(2,566,337)	(3,928,135)

See accompanying notes to financial statements.	45

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Prior to August 23, 2021, each State Farm Fund operated as a series of State Farm Associates’ Funds Trust (each a “Predecessor Fund” and together the “Predecessor Funds”). On August 23, 2021, the Predecessor Funds were reorganized into the Trust, pursuant to an Agreement and Plan of Reorganization approved by the State Farm Associates’ Funds’ Board of Trustees on March 11, 2021 and by the Predecessor Funds’ shareholders on June 17, 2021. Because each Fund is a continuation of its respective Predecessor Fund, the following financial information includes results of each Fund’s respective Predecessor Fund for periods prior to August 23, 2021. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM GROWTH FUND

(For a share outstanding throughout each period)

	6-month period ended March 31, 2024		Year ended September 30,		10-month period ended September 30,		Year ended November 30,
	(Unaudited)		2023	2022	2021		2020		2019

Net asset value, beginning of period	$102.45		87.92	112.02	97.62		89.37		81.06

Income from Investment Operations
Net investment income(a)	0.94		1.75	1.70	1.67		1.99		2.13
Net gain (loss) on investments (both realized and unrealized)	18.96		14.53	(9.06)	15.56		9.22		9.30

Total from invesment operations	19.90		16.28	(7.36)	17.23		11.21		11.43

Less Distributions
Net investment income	(1.02)		(1.75)	(1.83)	(1.97)		(2.11)		(2.09)
Net realized gain	(4.93)		—	(14.91)	(0.86)		(0.85)		(1.03)

Total distributions	(5.95)		(1.75)	(16.74)	(2.83)		(2.96)		(3.12)

Net asset value, end of period	$116.40		102.45	87.92	112.02		97.62		89.37

Total Return	20.08	%(b)	18.58%	(8.99)%	17.89	%(b)	12.96%		14.91%

Ratios/Supplemental Data
Net assets, end of period (millions)	$7,551.8		6,448.6	5,708.0	6,589.0		5,819.8		5,502.5

Average net asset ratios
Expenses, net of waivers and reimbursements	0.12	%(c)	0.12%	0.12%	0.12	%(c)	0.12%		0.12%
Expenses, gross of waivers and reimburements	0.15	%(c)	0.16%	0.16%	0.13	%(c)	0.12%		0.12%
Net investment income, net of waivers and reimbursements	1.74	%(c)	1.74%	1.63%	1.81	%(c)	2.29%		2.62%

Portfolio turnover rate	12	%(b)	22%	28%	23	%(b),(d),(e)	0	%(f)	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	The portfolio turnover rate excludes securities delivered from processing redemptions in-kind.
(e)

The portfolio turnover rate increased due to certain investment activity in connection with the Reorganization of the Fund from the State Farm Associates’ Fund Trust into the Advisers Investment Trust.

(f)	Portfolio turnover rate rounds to less than 1% for the year ended November 30, 2018 and 2020.

46	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS (continued)

STATE FARM BALANCED FUND

(For a share outstanding throughout each period)

	6-month period ended March 31, 2024		Year ended September 30,		10-month period ended September 30,		Year ended November 30,
	(Unaudited)		2023	2022	2021		2020	2019

Net asset value, beginning of period	$82.94		74.40	89.79	81.66		75.35	68.52

Income from Investment Operations
Net investment income(a)	1.08		1.86	1.39	1.41		1.69	1.81
Net gain (loss) on investments (both realized and unrealized)	10.97		8.43	(8.53)	9.03		6.62	7.30

Total from invesment operations	12.05		10.29	(7.14)	10.44		8.31	9.11

Less Distributions
Net investment income	(1.12)		(1.75)	(1.50)	(1.68)		(1.78)	(1.79)
Net realized gain	(3.99)		—	(6.75)	(0.63)		(0.22)	(0.49)

Total distributions	(5.11)		(1.75)	(8.25)	(2.31)		(2.00)	(2.28)

Net asset value, end of period	$89.88		82.94	74.40	89.79		81.66	75.35

Total Return	15.02	%(b)	13.87%	(9.20)%	12.95	%(b)	11.31%	13.82%

Ratios/Supplemental Data
Net assets, end of period (millions)	$2,397.1		2,163.4	2,007.9	2,360.2		2,251.1	2,121.8

Average net asset ratios
Expenses, net of waivers and reimbursements	0.14	%(c)	0.14%	0.14%	0.13	%(c)	0.14%	0.13%
Expenses, gross of waivers and reimburements	0.17	%(c)	0.18%	0.18%	0.14	%(c)	0.14%	0.13%
Net investment income, net of waivers and reimbursements	2.52	%(c)	2.27%	1.63%	1.90	%(c)	2.27%	2.59%

Portfolio turnover rate	12	%(b)	38%	40%	22	%(b),(d),(e)	3%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	The portfolio turnover rate excludes securities delivered from processing redemptions in-kind.
(e)

The portfolio turnover rate increased due to certain investment activity in connection with the Reorganization of the Fund from the State Farm Associates’ Fund Trust into the Advisers Investment Trust.

See accompanying notes to financial statements.	47

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS (continued)

STATE FARM INTERIM FUND

(For a share outstanding throughout each period)

	6-month period ended March 31, 2024		Year ended September 30,		10-month period ended September 30,		Year ended November 30,
	(Unaudited)		2023	2022	2021		2020	2019

Net asset value, beginning of period	$9.36		9.37	10.20	10.36		10.10	9.76

Income from Investment Operations
Net investment income	0.14		0.19	0.10	0.09		0.14	0.17
Net gain (loss) on investments (both realized and unrealized)	0.14		(0.01)	(0.83)	(0.16)		0.26	0.34

Total from invesment operations	0.28		0.18	(0.73)	(0.07)		0.40	0.51

Less Distributions
Net investment income	(0.14)		(0.19)	(0.10)	(0.09)		(0.14)	(0.17)
Net realized gain	—		—	—	—		—	—

Total distributions	(0.14)		(0.19)	(0.10)	(0.09)		(0.14)	(0.17)

Net asset value, end of period	$9.50		9.36	9.37	10.20		10.36	10.10

Total Return	2.97	%(a)	1.92%	(7.17)%	(0.71	)%(a)	4.02%	5.26%

Ratios/Supplemental Data
Net assets, end of period (millions)	$300.2		314.8	368.2	447.0		495.2	350.7

Average net asset ratios
Expenses, net of waivers and reimbursements	0.16	%(b)	0.16%	0.16%	0.16	%(b)	0.16%	0.17%
Expenses, gross of waivers and reimburements	0.24	%(b)	0.23%	0.22%	0.18	%(b)	0.16%	0.17%
Net investment income, net of waivers and reimbursements	2.89	%(b)	2.00%	0.99%	1.02	%(b)	1.38%	1.71%

Portfolio turnover rate	22	%(a)	39%	45%	36	%(a)	20%	20%

(a)	Not annualized for periods that are less than a full year.
(b)	Determined on an annualized basis.

48	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS (continued)

STATE FARM MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

	6-month period ended March 31, 2024		Year ended September 30,		10-month period ended September 30,		Year ended November 30,
	(Unaudited)		2023	2022	2021		2020	2019

Net asset value, beginning of period	$7.81		7.84	8.89	9.04		8.80	8.44

Income from Investment Operations
Net investment income	0.12		0.24	0.21	0.18		0.23	0.24
Net gain (loss) on investments (both realized and unrealized)	0.36		(0.03)	(1.04)	(0.14)		0.24	0.36

Total from invesment operations	0.48		0.21	(0.83)	0.04		0.47	0.60

Less Distributions
Net investment income	(0.12)		(0.24)	(0.21)	(0.18)		(0.23)	(0.24)
Net realized gain(a)	—		—	(0.01)	(0.01)		—	—

Total distributions	(0.12)		(0.24)	(0.22)	(0.19)		(0.23)	(0.24)

Net asset value, end of period	$8.17		7.81	7.84	8.89		9.04	8.80

Total Return	6.23	%(b)	2.64%	(9.51)%	0.37	%(b)	5.40%	7.19%

Ratios/Supplemental Data
Net assets, end of period (millions)	$551.5		547.8	580.3	703.1		741.0	710.9

Average net asset ratios
Expenses, net of waivers and reimbursements	0.16	%(c)	0.16%	0.16%	0.17	%(c)	0.16%	0.16%
Expenses, gross of waivers and reimburements	0.19	%(c)	0.19%	0.18%	0.18	%(c)	0.16%	0.16%
Net investment income, net of waivers and reimbursements	3.09	%(c)	2.99%	2.47%	2.34	%(c)	2.53%	2.74%

Portfolio turnover rate	8	%(b)	16%	31%	11	%(b)	10%	14%

(a)	Net realized gain distributions represent less than $0.01 per share for the years ended November 30, 2020 and 2019.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	49

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Advisers Investment Trust (the “Trust” or “AIT”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The State Farm Growth Fund, the State Farm Balanced Fund, the State Farm Interim Fund, and the State Farm Municipal Bond Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “State Farm Funds”) are each a diversified fund and are each a series of the Trust which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements and notes only relate to the State Farm Funds.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Prior to August 23, 2021, each State Farm Fund operated as a series of State Farm Associates’ Funds Trust (each a “Predecessor Fund” and together the “Predecessor Funds”). On August 23, 2021, the Predecessor Funds were reorganized into the Trust, pursuant to an Agreement and Plan of Reorganization approved by the State Farm Associates’ Funds’ Board of Trustees on March 11, 2021 and by the Predecessor Funds’ shareholders on June 17, 2021 (each a “Reorganization” and collectively, the “Reorganizations”).

At the time of the Reorganizations, each Predecessor Fund transferred all of its assets to its corresponding State Farm Fund in exchange for shares of the corresponding State Farm Fund and the assumption of all of the liabilities of the Predecessor Fund by the corresponding State Farm Fund. Upon closing of the Reorganizations, holders of a Predecessor Fund’s shares received shares of the corresponding State Farm Fund’s shares. The Reorganizations were tax-free for U.S federal income tax purposes.

Prior to the Reorganizations, the State Farm Funds had no net assets or operations in the Trust, and therefore, activity shown in the Statements of Changes in Net Assets and Financial Highlights prior to the Reorganization represents the operations and changes in net assets of each Predecessor Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding Fund for accounting and tax purposes.

As part of each Reorganization, the Board approved a September 30 fiscal year end for each State Farm Fund. Prior to each Reorganization, each Predecessor Fund had a November 30 fiscal year end.

1. Investment Objective

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital, which may be supplemented by income. For information on the specific strategies of the Growth Fund, please refer to the Fund’s Prospectus.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital while providing some current income. For information on the specific strategies of the Balanced Fund, please refer to the Fund’s Prospectus.

The State Farm Interim Fund (the “Interim Fund”) seeks to provide investment results approximating the performance of the Bloomberg 1-5 Year U.S. Treasury Index. For information on the specific strategies of the Interim Fund, please refer to the Fund’s Prospectus.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high rate of income exempt from federal income taxes as is consistent with prudent investment management. For information on the specific strategies of the Municipal Bond Fund, please refer to the Fund’s Prospectus.

2. Significant Accounting Policies

Investment Valuation

All investments are recorded at their fair value. For more information see Note 3 Investment Valuation.

When-Issued Securities

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2024 (Unaudited)

those commitments. It is possible that the securities will never be issued and the commitment cancelled. At March 31, 2024, the Municipal Bond Fund had no commitments for when-issued securities.

Futures Contracts

Certain Funds invest in stock index futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes), to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gain (loss) on futures contracts, and any unrealized gains or losses on open futures contracts in Change in net unrealized appreciation (depreciation) on futures contracts.

Further information on the impact of these positions on the Funds’ financial statements can be found in Note 7.

Currency Transactions

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations.

Investment Transactions and Income

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

Expense Allocations

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis, based on relative net assets, or another reasonable basis.

Dividends and Distributions

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Growth Fund and Balanced Fund declare and pay dividends, and capital gain distributions, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily and pay them monthly on the last business day of the month. Shares of the Interim Fund and Municipal Bond Fund begin to earn dividends on the day after they are purchased. The Interim Fund and Municipal Bond Fund distribute net realized capital gain, if any, at least annually.

The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

Federal Income Tax Information

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2024 (Unaudited)

The Funds analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions that remain subject to examination. The Funds’ Federal tax returns for the tax years ended November 30, 2020 and September 30, 2021, 2022 and 2023, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

3. Investment Valuation

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 - quoted prices in active markets for identical assets
●	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The Trustees have designated State Farm Investment Management Corp., as investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price). In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2024 (Unaudited)

The following is a summary of the valuation inputs used as of March 31, 2024 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1	Level 2	Level 3	Total

State Farm Growth Fund

Investments in Securities:

Common Stocks (a)	$7,476,324,246	$—	$—	$7,476,324,246

U.S. Treasury Obligations	—	2,151,864	—	2,151,864

Short-term Investments	68,320,244	—	—	68,320,244

Total Investments in Securities	7,544,644,490	2,151,864	—	7,546,796,354

Other Financial Instruments

Assets:

Futures Contracts	673,539	—	—	673,539

State Farm Balanced Fund

Investments in Securities:

Common Stocks (a)	1,709,177,900	—	—	1,709,177,900

Corporate Bonds (a)	—	202,184,043	—	202,184,043

Foreign Government Bonds	—	34,350,201	—	34,350,201

Agency Securities	—	10,587,281	—	10,587,281

Long-term Municipal Bonds	—	754,648	—	754,648

U.S. Treasury Obligations	—	412,278,464	—	412,278,464

Short-term Investments	29,097,130	—	—	29,097,130

Total Investments in Securities	1,738,275,030	660,154,637	—	2,398,429,667

Other Financial Instruments

Assets:

Futures Contracts	6,269	—	—	6,269

State Farm Interim Fund

Investments in Securities:

U.S. Treasury Obligations	—	297,166,323	—	297,166,323

Short-term Investments	1,297,453	—	—	1,297,453

Total Investments in Securities	1,297,453	297,166,323	—	298,463,776

State Farm Municipal Bond Fund

Investments in Securities:

Long-term Municipal Bonds	—	544,820,572	—	544,820,572

Short-term Investments	1,679,258	—	—	1,679,258

Total Investments in Securities	1,679,258	544,820,572	—	546,499,830

   (a) Industry classification is disclosed in the Schedules of Investments.

As of March 31, 2024, there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the 6-month period ended March 31, 2024.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2024 (Unaudited)

4. Federal Income Tax

As of March 31, 2024, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

State Farm Growth Fund	$1,990,976,944	$5,556,603,078	$ (110,129)	$5,556,492,949

State Farm Balanced Fund	1,067,712,649	1,333,390,165	(2,666,878)	1,330,723,287

State Farm Interim Fund	306,775,546	440,848	(8,752,617)	(8,311,769)

State Farm Municipal Bond Fund	552,813,489	2,581,569	(8,895,228)	(6,313,659)

As of the latest tax period ended September 30, 2023, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after September 30, 2023, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the capital losses will carryforward indefinitely as follows:

		Unused Non Expiring Capital Loss Carryforwards

Fund	Loss Carryforwards Utilized in 2023	Short-term	Long-term	Total

State Farm Growth Fund	$—	$24,268,163	$ —	$24,268,163

State Farm Interim Fund	—	2,675,178	9,600,008	12,275,186

State Farm Municipal Bond Fund	—	7,124,051	5,020,648	12,144,699

As of the latest tax period ended September 30, 2023, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total

State Farm Growth Fund	$ —	$33,115,240	$ —	$4,689,313,102	$(24,268,163)	$4,698,160,179

State Farm Balanced Fund	—	14,654,870	2,913,803	1,162,777,756	—	1,180,346,429

State Farm Interim Fund	—	642,389	—	(17,354,547)	(12,917,464)	(29,629,622)

State Farm Municipal Bond Fund	1,591,176	—	—	(31,199,956)	(13,735,751)	(43,344,531)

The tax character of distributions was designated as follows for the latest tax periods ended September 30, 2023 and September 30, 2022:

2023	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
State Farm Growth Fund	$ —	$111,552,599	$ —	$111,552,599
State Farm Balanced Fund	—	46,037,202	22,992	46,060,194
State Farm Interim Fund	—	6,202,900	—	6,202,900
State Farm Municipal Bond Fund	14,719,378	1,377,496	—	16,096,874

2022	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
State Farm Growth Fund	$ —	$112,654,247	$ 864,718,392	$977,372,639
State Farm Balanced Fund	—	42,657,973	171,634,708	214,292,681
State Farm Interim Fund	—	3,981,466	221,545	4,203,011
State Farm Municipal Bond Fund	15,860,525	197,664	648,565	16,706,754

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2024 (Unaudited)

5. Fees and Transactions with Affiliates and Other Parties

Investment Adviser

The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with State Farm Investment Management Corp. (the “Adviser” or “State Farm”), which is registered under the Investment Advisers Act of 1940, (as amended), to provide investment advisory services to the Funds, including oversight of Northern Trust Investments, Inc. (the “Sub-Adviser” or “NTI”). Total fees incurred pursuant to the Advisory Agreement are reflected as “Investment advisory” fees on the Statements of Operations. Under the terms of the Advisory Agreement, the Funds pay the Adviser a monthly fee based on each Fund’s daily net assets at the following annualized rates:

Fund	Management Fee (as percentage of average daily net assets)
State Farm Growth Fund	0.10%
State Farm Balanced Fund	0.11%
State Farm Interim Fund	0.12%
State Farm Municipal Bond Fund	0.11%

The Advisory Agreement continues for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of each Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the Advisory Agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice, without the payment of any penalty, by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of such Fund) or by the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.

Expense Limitation Agreement

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses of each Fund (excluding brokerage costs, interest, taxes, dividends and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses as determined under generally accepted principles) to amounts specified in the table below:

Fund	Expense Limitation
State Farm Growth Fund	0.12%
State Farm Balanced Fund	0.14%
State Farm Interim Fund	0.16%
State Farm Municipal Bond Fund	0.16%

The expense limitation agreement is effective until January 28, 2025 for the Funds at which time it will be subject to automatic renewal upon the effective date of the Funds’ registration statement. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the lesser of the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Advisory Agreement.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2024 (Unaudited)

The balances of recoverable expenses to State Farm by the Funds at March 31, 2024 were as follows:

	Expiring
Fund	2024	2025	2026	2027
State Farm Growth Fund	$267,169	$2,447,711	$2,385,389	$1,174,168
State Farm Balanced Fund	99,813	837,229	816,185	396,114
State Farm Interim Fund	41,335	241,310	249,606	123,306
State Farm Municipal Bond Fund	28,333	127,994	157,992	82,651

Investment Sub-Adviser

NTI serves as the Sub-Adviser to the Funds. For its services to the Funds, NTI does not directly receive a fee from the Funds. NTI receives a fee from the Adviser which is computed and accrued daily and paid monthly as follows:

Fund	Management Fee (as percentage of average daily net assets)
State Farm Growth Fund	0.085%
State Farm Balanced Fund	0.080%
State Farm Interim Fund	0.075%
State Farm Municipal Bond Fund	0.080%

The Sub-Adviser is responsible for the day-to-day investment management of the Funds’ assets, including making investment decisions and placing orders for the purchase and sale of securities for the Funds directly with the issuers or with brokers or dealers selected by the Sub-Adviser in its discretion. The investment advisory services of the Sub-Adviser are not exclusive under the terms of its sub-advisory agreement. The Sub-Adviser is free to render investment advisory services to others. The Sub-Adviser also furnishes to the Adviser and to the Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the Funds.

Distribution Agreement

Foreside Financial Services, LLC (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers, have no role in determining each Fund’s investment policies or which securities to buy or sell. The Adviser, at its own expense, pays the Distributor a fee for distribution-related services.

Custody, Transfer Agency, and Fund Administration and Accounting Services Agreements with the Northern Trust Company

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian, and fund accounting agent for the Funds pursuant to written agreements between the Trust, on behalf of the Funds, and Northern Trust. The Funds have agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on each Fund’s daily net assets, subject to a minimum annual fee relating to these services, and reimburse for certain expenses incurred on behalf of the Funds as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statements of Operations.

Services Agreement with Foreside Fund Officer Services, LLC

Foreside Fund Officer Services, LLC (“Foreside”, d/b/a ACA Group) provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds, including providing certain officers to the Funds. The Funds pay Foreside an annual base fee, a basis-point fee based on each Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to this agreement are reflected as “Regulatory and Compliance” fees on the Statements of Operations.

Trustee Compensation

Officers of the Trust receive no compensation directly from the Funds for serving in their respective roles. The Trust has no retirement or pension plans. Through March 31, 2023, the Trust paid an annual retainer of $125,000 and reimbursement for certain expenses to each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”). Effective April 1, 2023, the Trust pays an annual retainer of $132,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the 6-month period ended March 31, 2024, the aggregate Independent Trustee compensation paid by the Trust

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2024 (Unaudited)

was $198,000. The amount of total Trustee compensation and reimbursement of out-of pocket expenses allocated from the Trust to the Funds are reflected as “Trustees’ fees and expenses” on the Statements of Operations.

6. Investment Transactions

For the 6-month period ended March 31, 2024, investment transactions (exclusive of futures contracts and short-term instruments) were as follows:

Fund	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations

State Farm Growth Fund	$846,083,719	$968,533,480	$ —	$ —

State Farm Balanced Fund	195,813,570	259,760,187	68,261,438	61,747,207

State Farm Interim Fund	—	—	67,914,861	88,211,351

State Farm Municipal Bond Fund	46,884,869	42,029,709	—	—

7. Derivative Instruments

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of March 31, 2024:

		Assets		Liabilities

Fund	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value

State Farm Growth Fund	Equity risk	Net Assets - Net unrealized appreciation	$673,539*	Net Assets - Net unrealized depreciation	$—

State Farm Balanced Fund	Equity risk	Net Assets - Net unrealized appreciation	6,269*	Net Assets - Net unrealized depreciation	—

*Includes cumulative appreciation/depreciation on future contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is separately reported within the Statements of Assets and Liabilities.

The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the 6-month period ended March 31, 2024:

		Amount of Realized Gain (Loss) on Derivative Contracts

Fund	Contract Type	Statements of Operations Location	Value

State Farm Growth Fund	Equity risk	Net realized gain (loss) on futures contracts	$6,191,592

State Farm Balanced Fund	Equity risk	Net realized gain (loss) on futures contracts	1,975,888

		Change in Unrealized Appreciation (Depreciation) on Derivative Contracts

Fund	Contract Type	Statements of Operations Location	Value

State Farm Growth Fund	Equity risk	Change in net unrealized appreciation (depreciation) on futures contracts	$1,830,039

State Farm Balanced Fund	Equity risk	Change in net unrealized appreciation (depreciation) on futures contracts	644,891

Volume of derivative activity for the 6-month period ended March 31, 2024:*

	Equity Contracts

Fund	Number of Trades	Average Notional Amount

StateFarmGrowthFund	12	$15,021,652

State Farm Balanced Fund	11	6,213,126

*Activity for the fiscal year is measured by number of trades during the fiscal year and average notional amount for futures equity contracts.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2024 (Unaudited)

8. Principal Investment Risks

Investing in a Fund may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

Management Risk

The assessment by the Sub-Adviser of the securities to be purchased or sold by the Funds may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the Sub-Adviser in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Funds’ performance may suffer.

Market Risk

The risk that the value of the Funds’ investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (such as COVID-19), epidemics, climate change and climate-related events, terrorism, regulatory events and governmental or quasi-governmental actions.

Tracking Risk

The Sub-Adviser invests in fixed income securities to try to duplicate the investment composition and performance of a Fund’s respective index. There is a risk that a Fund’s performance may vary substantially from the performance of its respective index as a result of share purchases and redemptions, transaction costs, expenses and other factors.

Liquidity Risk

The Sub-Adviser may have difficulty selling securities the Funds hold at the time it would like to sell, and at the value the Funds have placed on those securities.

High Yield Risk

High yield securities and unrated securities of similar credit quality (securities rated below investment grade, commonly known as “junk bonds”) are subject to greater levels of credit, call, and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Long-term Ownership Strategy Risk

The Funds’ investment approach generally emphasizes buying and holding securities over long periods. As such, the Funds could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Funds to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.

Tax Risk

The Funds’ long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Funds have accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. Should the Sub-Adviser sell any appreciated assets in the Funds, shareholders generally will receive their proportional share of the resulting realized capital gains regardless of how long they owned such shares. As a result, unless you are purchasing shares of the Funds through a tax-advantaged account (such as an IRA), buying shares at a time when the Funds have unrealized gains might eventually cost you money in taxes.

Large Cap Risk

The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Mid Cap Stock Risk

The risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally, the smaller the company size, the greater the risk.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2024 (Unaudited)

Interest Rate Risk

The risk that during periods of rising interest rates, the Funds’ yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Funds’ yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities.

Prepayment (or Call) Risk

The risk that an issuer could exercise its right to pay principal on an obligation held by the Funds (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Funds’ net asset value.

U.S. Government Securities Risk

The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Funds are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States.

Municipal Securities Risks

The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of issuers of municipal securities. In recent years an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, state and local economic and business developments, natural disasters and public health emergencies may adversely affect the yield and/or value of the Fund’s investments in municipal securities. For example, a public health emergency, such as a pandemic, may significantly stress the financial resources of a municipal issuer, which may impair the municipal issuer’s ability to meet its financial obligations and adversely impact the value of its bonds, which in turn could negatively impact the performance of the Fund. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Credit (or Default) Risk

The risk that the inability or unwillingness of an issuer or a counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Funds’ investments and their returns. The credit quality of a debt security or of the issuer of a debt security held by the Funds could deteriorate rapidly, which may impair the Funds’ liquidity or cause a deterioration in the Funds’ net asset value.

Debt Extension Risk

The risk that an issuer will exercise its right to pay principal on an obligation held by the Funds later than expected. Under these circumstances, the value of the obligation will decrease.

Inflation Risk

The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

Income Risk

The risk that the income from the bonds the Funds holds will decline. This risk applies when the Funds invest the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Valuation Risk

The risk that the sale price the Funds could receive for a portfolio security may differ from the Funds’ valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation of the Funds’ investments involves subjective judgment. The Funds’ ability to value their investments may be impacted by technological issues and/or errors by pricing services

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2024 (Unaudited)

or other third-party service providers. In addition, the value of the securities in the Funds’ portfolios may change on days when shareholders will not be able to purchase or sell the Funds’ shares.

Stock Index Futures Risk

The risk arising from the Funds’ use of futures and includes: the risk that there will be imperfect correlation between the change in market value of the Funds’ securities and the price of futures contracts; the possible inability of the Funds to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Funds’ investment sub-adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Geographic and Sector Risk

The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector,an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such geographic region or economic sector.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

PORTFOLIO SUMMARY

March 31, 2024 (Unaudited)

State Farm Growth Fund

Fund Composition*

*	Illustrated by Sector and based on total net assets as of March 31, 2024. Please refer to the Schedule of Investments in this report for details concerning Fund holdings.

State Farm Balanced Fund

Fund Composition*

*	Illustrated by Type of Security and based on total net assets as of March 31, 2024. Please refer to the Schedule of Investments in this report for details concerning Fund holdings.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

PORTFOLIO SUMMARY (continued)

March 31, 2024 (Unaudited)

State Farm Interim Fund

Fund Composition*

*	Illustrated by Maturity and based on total net assets as of March 31, 2024. Please refer to the Schedule of Investments in this report for details concerning Fund holdings.
**	Includes a 0.59% allocation for net other assets/liabilities.

State Farm Municipal Bond Fund

Fund Composition*

*	Illustrated by Maturity and based on total net assets as of March 31, 2024. Please refer to the Schedule of Investments in this report for details concerning Fund holdings.
**	Includes a 0.91% allocation for net other assets/liabilities

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

EXPENSE EXAMPLES

March 31, 2024 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2023 and held for the entire period through March 31, 2024.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio Based on the Period October 1, 2023 to March 31, 2024	Expenses Paid During Period October 1, 2023 to March 31, 2024*
State Farm Growth Fund

Actual	$1,000.00	$1,200.80	0.12%	$0.66

Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	0.12%	$0.61
State Farm Balanced Fund

Actual	$1,000.00	$1,150.20	0.14%	$0.75

Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.14%	$0.71
State Farm Interim Fund

Actual	$1,000.00	$1,029.70	0.16%	$0.81

Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.16%	$0.81
State Farm Municipal Bond Fund

Actual	$1,000.00	$1,062.30	0.16%	$0.82

Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.16%	$0.81

*

Expenses are calculated using the applicable Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (183), and divided by the number of days in the current year (366).

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2024 (Unaudited)

Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the SEC adopted Rule 22e-4 under the 1940 Act. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the SEC adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the SEC when certain liquidity-related events occur.

The Board approved the appointment of the Adviser’s Liquidity Risk Management Committee as the administrator of the LRMP for the Funds on June 10, 2021. The Board approved the LRMP at its regular board meeting on March 11, 2021. At the Board’s regular meeting on March 6-7, 2024, the Trust’s Chief Compliance Officer and the Adviser each provided a report to the Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Funds’ investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser has contracted with a third party provider of liquidity monitoring services. The Adviser supplies portfolio-level data and certain assumptions to this provider, which the provider uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information.

The LRMP effectively managed the Funds’ liquidity risks for the twelve-month period ended December 31, 2023. During this period, each Fund held no less than 50% of its total net assets in highly liquid investments. Because the Funds consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Funds, and the Funds were well under their illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

March 31, 2024 (Unaudited)

Board Approval of Investment Advisory Agreement

Section 15 of the 1940 Act requires that the Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the Funds be approved by a majority of the Board, including a majority of the Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Funds and their shareholders. The Board considered and approved the Agreement for the Funds at an in-person meeting held on December 14, 2023.

The Board requested, and the Adviser provided, both written and oral reports containing information and data (the “Section 15(c) Investment Adviser Response”) related to the following: (i) the nature, extent, and quality of the services expected to be provided by the Adviser to the Funds; (ii) the expected investment performance of the Funds and the Adviser (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of the Funds’ shareholders.

The Board examined the nature, extent, and quality of the advisory services expected to be provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided in the Section 15(c) Investment Adviser Response regarding its business, personnel and operations, and advisory services to be provided to the Funds. The Board reviewed the Adviser’s investment philosophy and portfolio construction processes, the Adviser’s compliance program, pending material litigation (if any), insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the Section 15(c) Investment Adviser Response, there had been no material compliance issues or concerns raised or encountered since the last approval of the Agreement with respect to the Funds. The Board then considered key risks associated with the Funds and ways in which those risks were expected to be mitigated. Taking into account the personnel providing services to the Funds, as well as the Section 15(c) Investment Adviser Response, the Board expressed satisfaction with the quality, extent, and nature of the services to be received from the Adviser.

The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee to be paid by the Funds and the total operating expenses of each Fund. The Board noted that the Adviser would receive an advisory fee of 0.10% of the State Farm Growth Fund’s average daily net assets, 0.11% of the State Farm Balanced Fund’s average daily net assets, 0.12% of the State Farm Interim Fund’s daily net assets, and 0.11% of the State Farm Municipal Bond Fund’s average daily net assets. As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”). The FUSE Report consisted of comparisons of the performance of each Fund to the performance of (i) its selected benchmark; (ii) the relevant Fund and other funds selected by FUSE with similar pricing characteristics (each, a “Peer Group”); and (iii) the relevant Peer Group and all other funds with similar pricing features (each, a “Peer Universe”). The Board reviewed the methodology used to select the Peer Group and the Peer Universe. The Board compared the investment advisory fees and estimated total annual operating expenses of each Fund to the average investment advisory fees and annual total operating expenses paid by the corresponding Peer Group and Peer Universe. The Board noted that both the investment advisory fees and estimated total annual operating expenses for each Fund were below the average investment advisory fees and annual total operating expenses for the Peer Group and the Peer Universe as set forth in the State Farm Section 15(c) Response. The Board then considered the expense cap in place for the Funds, noting that the Adviser had contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.12%, 0.14%, 0.16%, and 0.16% annually for the State Farm Growth Fund, the State Farm Balanced Fund, the State Farm Interim Fund, the State Farm Municipal Bond Fund, respectively. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.

The Board considered the profitability of the Adviser’s relationship with the Funds. Referring to Section 15(c) Investment Adviser Response, they noted that each Fund is expected to remain at scale for the foreseeable future, and therefore, above its breakeven point.

In considering the economies of scale for the Funds, the Board noted that no marketing or distribution of the State Farm Funds was expected to occur because the State Farm Funds are offered to only State Farm employees and their families. The Board also considered capacity and breakeven points for each of the State Farm Funds. The Board noted that other than the investment advisory fee, the Adviser derived no other fees or monetary benefits from the Funds.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

March 31, 2024 (Unaudited)

Board Approval of Investment Sub-Advisory Agreement

Section 15 of the 1940 Act requires that the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser with respect to the Funds be approved by a majority of the Board, including a majority of the Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Sub-Advisory Agreement to determine whether the Sub-Advisory Agreement is fair to the Funds and their shareholders. The Board considered and approved the Sub-Advisory Agreement for the Funds at an in-person meeting held on December 14, 2023.

The Board requested, and the Sub-Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services expected to be provided by the Sub-Adviser to the Funds; (ii) the investment performance of the Funds and the Sub-Adviser (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of the Funds’ shareholders.

The Board examined the nature, extent, and quality of the sub-advisory services provided by the Sub-Adviser. The Board considered the terms of the Sub-Advisory Agreement, information and reports provided by the Sub-Adviser (the “Section 15(c) Investment Sub-Adviser Response”) regarding its business, personnel and operations, and advisory services to be provided to the Funds. The Board reviewed the Sub-Adviser’s investment philosophy and portfolio construction processes, the Sub-Adviser’s compliance program, pending material litigation (if any), insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the Section 15(c) Investment Sub-Adviser Response, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Sub-Advisory Agreement with respect to the Funds or any other fund managed by the Sub-Adviser. The Board then considered key risks associated with the Funds and ways in which those risks would be mitigated. Taking into account the personnel providing services to the Funds, as well as the materials provided by the Sub-Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services from the Sub-Adviser.

The Board next considered the performance of each State Farm Fund, both in absolute terms and as compared to (i) their selected benchmarks, (ii) other mutual funds with a similar investment strategy as the State Farm Funds (“Similar Sub-Adviser Accounts”), (iii) rank, percentile, and median within each State Farm Fund Peer Group, and (iv) rank, percentile, and median within each State Farm Fund Peer Universe for the three-month, one-year, three-year, five-year, and ten-year periods through September 30, 2023, for each State Farm Fund and noted periods of under- and out-performance. After considering the information presented, the Board expressed satisfaction with the performance of each State Farm Fund.

The Board reviewed the cost of services provided and the profits realized by the Sub-Adviser, including assertions related to compensation and profitability. The Board discussed the sub-advisory fees to be paid by the Funds and the total operating expenses of the Funds. The Board noted that the Sub-Adviser would receive a sub-advisory fee of 0.085% of the State Farm Growth Fund’s average daily net assets, 0.08% of the State Farm Balanced Fund’s average daily net assets, 0.075% of the State Farm Interim Fund’s average daily net assets, and 0.08% of the State Farm Municipal Bond Fund’s average daily net assets. The Board reviewed the investment sub-advisory fee and total net expenses to the average investment advisory fee and annual total operating expenses paid by each Peer Group and each Peer Universe and noted that the fees were below the average advisory fee for each Peer Group and each Peer Universe and within the range of fees of Similar Sub-Adviser Accounts. After considering the comparative data provided by the Sub-Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.

The Board considered the profitability of the Sub-Adviser’s relationship with the Funds. Referring to the Section 15(c) Investment Sub-Adviser Response, the Board noted that the State Farm Funds are at scale and are expected to remain at similar scale for the foreseeable future, and, therefore, above their respective breakeven points.

In considering the economies of scale for the Funds, the Board considered no marketing or distribution of the State Farm Funds was expected to occur because the State Farm Funds are offered to only State Farm employees and their families. The Board noted that the Sub-Adviser was affiliated with the Funds’ administrator, transfer agent, fund accountant and custodian.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

STATE FARM FUNDS

(Series of the Advisers Investment Trust)

NOTICE OF PRIVACY POLICY & PRACTICES

SAFEGUARDING PRIVACY

The Funds recognizes and respects the privacy concerns and expectations of our customers1. We are committed to maintaining the privacy and security of the personal confidential information we collect about you. We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;
●	Account History, including information about the transactions and balances in a customer’s account(s); and
●	Correspondences including written, telephonic or electronic between a customer and the Funds or service providers to the Funds.

INFORMATION WE SHARE WITH SERVICE PROVIDERS

The Funds may disclose all non-public personal information we collect, as described above, to companies that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services, provided they use the information solely for these purposes and they enter into a confidentiality agreement regarding the information. The Funds also may disclose non-public personal information as otherwise permitted by law.

SAFEGUARDING CUSTOMER INFORMATION

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We require service providers to the Funds:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Funds; and
●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Funds.

1 For purposes of this notice, the term “customer” or “customers” include individuals who provide nonpublic personal information to the Funds, but do not invest in Fund shares.

Investment Adviser

State Farm Investment Management Corp.

One State Farm Plaza, B-2

Bloomington, IL 61710

Investment Sub-Adviser

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, IL 60603

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Independent Registered Public

Accounting Firm

PricewaterhouseCoopersLLP

One North Wacker

Chicago, IL 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812

SF 3/24

RIVER CANYON TOTAL RETURN

BOND FUND

SEMI-ANNUAL REPORT

March 31, 2024

The Securities and Exchange Commission (“SEC”) recently adopted a rule requiring mutual funds to produce “concise and visually engaging” annual and semi-annual reports to shareholders. This streamlined format is intended to highlight key information for retail shareholders to permit them to assess and monitor their fund investments. More detailed information that has historically been part of shareholder reports, such as the shareholder letter, financial statements, and financial highlights, will not appear in the new streamlined shareholder reports, but will be available free of charge upon request to the Fund or via the Fund’s Form N-CSR filed with the SEC on its EDGAR database. The compliance date for funds to implement streamlined shareholder reports is July 24, 2024; therefore, the Fund will issue its first streamlined shareholder reports beginning with its September 30, 2024 annual report. The new rule requires that a hard copy of the Fund’s streamlined shareholder report be mailed to each shareholder, unless the shareholder elects to receive such reports electronically. If you wish to `opt-in’ for electronic delivery of the Fund’s annual and semi-annual shareholder reports, please contact your financial advisor (or, for direct shareholders, please contact the Fund at 800-245-0371 (toll free) or 312-557-0164) for assistance in enrolling your account in paperless (i.e., electronic) delivery of shareholder materials.

This report is submitted for the general information of the shareholders of River Canyon Total Return Bond Fund (the “Fund”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

March 31, 2024 (Unaudited)

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	40.1%
ACC Auto Trust Series 2022-A(a) 4.58%, 07/15/26		$1,400,979	$1,395,363
ACM Auto Trust Series 2023-1A(a) 8.59%, 01/22/30		3,000,000	3,030,879
Avant Loans Funding Trust Series 2022-REV1(a) 8.57%, 09/15/31		9,000,000	8,979,142
Bayview Opportunity Master Fund VII Series 2024-CAR1 (Floating, U.S. 30-Day Average SOFR + 3.60%)(a)(b)(c) 8.92%, 12/26/31		1,500,000	1,500,000
BHG Securitization Trust Series 2023-B(a) 12.40%, 12/17/36		2,000,000	2,073,272
Business Jet Securities LLC Series 2021-1A(a) 5.07%, 04/15/36		1,090,723	1,048,801
Capital Four CLO VII DAC Series 7A (Floating, Euribor 3M + 6.79%, 6.79% Floor)(a)(b) 10.72%, 04/25/37		1,000,000	1,068,062
Chase Auto Owner Trust Series 2024-1A(a)(c)(d) 0.00%, 06/25/31		8,850	1,770,000
Clsec Holdings 22t LLC Series 2021-1(a) 6.17%, 05/11/37		13,618,840	11,807,534
CP EF Asset Securitization I LLC Series 2022-1A(a) 5.96%, 04/15/30		1,663,816	1,652,008
FAT Brands Fazoli’s Native I LLC Series 2021-1(a) 7.00%, 07/25/51		15,741,000	14,414,517
FAT Brands GFG Royalty I LLC Series 2021-1A(a) 7.00%, 07/25/51		15,543,000	14,197,516
FAT Brands Twin Peaks I LLC Series 2021-1A(a) 8.00%, 07/25/51		9,900,000	9,701,066
FHF Issuer Trust Series 2024-1A(a) 7.42%, 05/15/31		2,500,000	2,512,296
Foundation Finance Trust Series 2023-2A(a) 9.10%, 06/15/49		2,944,000	3,051,887
Foundation Finance Trust Series 2024-1A(a)(c) 8.13%, 12/15/49		8,000,000	7,998,424
Goldman Home Improvement Issuer Trust Series 2022-GRN1(a)(d)(e)(f) 0.00%, 06/25/52		50,000	4,144,004
HOA Funding LLC Series 2021-1A(a) 4.72%, 08/20/51		14,137,500	11,010,154
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		3,874,514	3,390,130
ICG U.S. CLO Ltd. Series 2020-1A (Floating, CME Term SOFR 3M + 3.86%, 3.60% Floor)(a)(b) 9.18%, 01/20/35		3,000,000	2,796,187
L.P. LMS Asset Securitization Trust Series 2023-1A(a) 7.48%, 10/17/33		3,000,000	2,895,999
Lendingpoint Asset Securitization Trust Series 2022-C(a) 13.09%, 02/15/30		6,400,000	3,200,000

See Notes to Financial Statements.

1

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Lendmark Funding Trust Series 2021-2A(a) 3.09%, 04/20/32		$3,160,000	$2,689,762
MAPS Ltd. Series 2019-1A(a) 4.46%, 03/15/44		669,884	607,933
Mariner Finance Issuance Trust Series 2021-BA(a) 3.42%, 11/20/36		1,980,000	1,712,511
Marlette Funding Trust Series 2023-3A(a) 8.04%, 09/15/33		3,000,000	3,077,124
ME Funding LLC Series 2024-1A(a)(c) 8.10%, 04/30/54		5,000,000	4,810,113
Mercury Financial Credit Card Master Trust Series 2022-3A(a) 13.44%, 06/21/27		3,550,000	3,572,920
Mercury Financial Credit Card Master Trust Series 2023-1A(a) 17.07%, 09/20/27		7,525,000	7,628,431
Mission Lane Credit Card Master Trust Series 2022-A(a) 6.92%, 09/15/27		3,000,000	3,001,439
Mission Lane Credit Card Master Trust Series 2023-A(a) 10.03%, 07/17/28		3,500,000	3,520,973
Momnt Technologies Trust Series 2023-1A(a) 8.29%, 03/20/45		3,000,000	3,042,916
Momnt Technologies Trust Series 2023-1A(a) 11.24%, 03/20/45		9,180,000	8,936,558
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		4,457,708	4,147,300
OnDeck Asset Securitization Trust IV LLC Series 2023-1A(a) 9.93%, 08/19/30		6,000,000	5,951,926
Oportun Issuance Trust Series 2021-B(a) 5.41%, 05/08/31		4,910,000	4,473,931
Oportun Issuance Trust Series 2021-C(a) 3.61%, 10/08/31		2,659,000	2,494,097
PAGAYA AI Debt Trust Series 2022-2(a) 4.97%, 01/15/30		2,150,328	2,142,916
Pagaya AI Debt Trust Series 2023-6(a) 9.00%, 06/16/31		2,749,295	2,634,881
Pagaya AI Debt Trust Series 2023-8(a) 9.00%, 06/16/31		4,996,791	4,802,901
Pagaya AI Debt Trust Series 2024-1(a) 8.34%, 07/15/31		2,500,000	2,533,859
PMT Issuer Trust - FMSR Series 2022-FT1 (Floating, U.S. 30-Day Average SOFR + 4.19%, 4.19% Floor)(a)(b) 9.51%, 06/25/27		8,000,000	8,102,082
PNMAC GMSR ISSUER TRUST Series 2022-GT1 (Floating, U.S. 30-Day Average SOFR + 4.25%)(a)(b) 9.57%, 05/25/27		12,000,000	12,168,268
Project Silver Series 2019-1(a) 3.97%, 07/15/44		2,769,535	2,437,274
RRE 18 Loan Management DAC Series 18A (Floating, Euribor 3M + 6.42%)(a)(b)(c) 0.00%, 04/15/39		1,280,000	1,353,309

See Notes to Financial Statements.

2

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
SAFCO Auto Receivables Trust Series 2022-1A(a) 8.62%, 11/19/29		$3,000,000	$3,028,350
Santander Bank Auto Credit-Linked Notes Series 2022-A(a) 12.66%, 05/15/32		8,250,000	8,239,993
Santander Bank Auto Credit-Linked Notes Series 2023-A(a) 7.08%, 06/15/33		1,581,386	1,585,363
Santander Bank Auto Credit-Linked Notes Series 2023-B(a) 12.24%, 12/15/33		4,250,000	4,242,898
SEB Funding LLC Series 2024-1A(a)(c) 7.39%, 04/30/54		7,500,000	7,576,758
Service Experts Issuer LLC Series 2021-1A(a) 5.37%, 02/02/32		3,000,000	2,353,119
Skyline Aircraft Series 2006-S3(f) 6.17%, 08/17/33		4,315,359	3,848,761
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, CME Term SOFR 3M + 3.61%, 3.35% Floor)(a)(b) 8.94%, 07/25/34		4,000,000	3,893,451
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, CME Term SOFR 3M + 3.51%, 3.25% Floor)(a)(b) 8.84%, 10/25/34		2,750,000	2,663,063
Sound Point Euro CLO X Funding DAC Series 10A (Floating, Euribor 3M + 6.52%, 6.52% Floor)(a)(b) 10.35%, 04/20/38		2,000,000	2,168,489
Towd Point Mortgage Trust Series 2024-CES1(a) 6.86%, 01/25/64		1,000,000	1,001,779
Trinitas Euro CLO VI DAC Series 6A (Floating, Euribor 3M + 6.38%, 6.38% Floor)(a)(b) 10.31%, 04/15/37		2,000,000	2,165,528
U.S. Auto Funding Trust Series 2022-1A(a) 3.98%, 04/15/25		1,077,717	1,053,306
U.S. Auto Funding Trust Series 2022-1A(a)(f) 11.79%, 06/15/29		5,000,000	0
U.S. Bank N.A. Series 2023-1(a) 9.79%, 08/25/32		2,131,256	2,151,094
U.S. Bank N.A. Series 2023-1(a) 13.60%, 08/25/32		3,410,009	3,430,841
Upstart Securitization Trust Series 2022-2(a) 4.37%, 05/20/32		908,044	906,459
Upstart Securitization Trust Series 2022-3(a)(d)(e)(f) 0.00%, 06/20/32		5,575	119,145

TOTAL ASSET-BACKED SECURITIES (Cost $273,996,716)			259,909,062

BANK DEBTS	12.8%
Amentum Government Services Holdings LLC 13.33%, 12/07/29		9,284,131	9,330,552
Amentum Government Services Holdings LLC(g) 12/07/29		971,757	976,616
Champ Acquisition Corp. 10.83%, 12/17/25		9,570,767	9,582,731

See Notes to Financial Statements.

3

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Crosby U.S. Acquisition Corp. 9.33%, 08/12/29		$4,987,500	$5,011,390
CT Technologies Intermediate Holdings, Inc. 9.57%, 12/16/25		19,448,577	19,375,644
CT Technologies Intermediate Holdings, Inc.(g) 12/16/25		1,898,017	1,890,900
Electro Rent Corp. 10.64%, 01/31/24		5,601,960	5,433,901
PREIT Associates L.P. 11.20%, 12/10/24		2,397,380	2,385,393
Project Boost(c)(g) 06/01/26		2,992,167	2,999,647
Project Boost(c)(g) 05/30/26		1,994,872	1,999,859
Staples, Inc. 10.06%, 09/12/24		2,381,032	2,378,056
Verscend Holding Corp. 9.32%, 08/27/25		21,200,234	21,200,235

TOTAL BANK DEBTS (Cost $81,845,113)			82,564,924

CORPORATE BONDS	18.3%
Ahead DB Holdings LLC(a) 6.63%, 05/01/28		1,000,000	908,750
Alteryx, Inc.(a) 8.75%, 03/15/28		10,000,000	10,296,080
Ardagh Metal Packaging Finance U.S.A. LLC(a) 4.00%, 09/01/29		2,000,000	1,613,385
Arrow Bidco LLC(a) 10.75%, 06/15/25		2,070,000	2,137,275
Azul Secured Finance LLP(a) 11.93%, 08/28/28		10,000,000	10,238,380
Callon Petroleum Co.(a) 7.50%, 06/15/30		1,000,000	1,057,500
Centene Corp. 4.25%, 12/15/27		5,000,000	4,770,015
Charter Communications Operating LLC 4.91%, 07/23/25		5,000,000	4,939,845
CHS/Community Health Systems, Inc.(a) 8.00%, 03/15/26		7,025,000	7,013,982
LABL, Inc.(a) 10.50%, 07/15/27		24,129,000	23,926,150
Mauser Packaging Solutions Holding Co.(a) 9.25%, 04/15/27		553,000	548,315
Prime Healthcare Services, Inc.(a) 7.25%, 11/01/25		10,000,000	9,975,000
Spectrum Brands, Inc.(a) 5.00%, 10/01/29		9,124,000	8,945,499
Spectrum Brands, Inc.(a) 5.50%, 07/15/30		2,000,000	1,956,911

See Notes to Financial Statements.

4

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Spectrum Brands, Inc.(a) 3.88%, 03/15/31		$4,318,000	$4,159,898
Surgery Center Holdings, Inc.(a) 10.00%, 04/15/27		7,638,000	7,651,382
VICI Properties L.P./VICI Note Co., Inc.(a) 4.25%, 12/01/26		10,000,000	9,615,695
VICI Properties L.P./VICI Note Co., Inc.(a) 3.50%, 02/15/25		2,000,000	1,956,113
VICI Properties L.P./VICI Note Co., Inc.(a) 4.63%, 06/15/25		7,089,000	6,980,281

TOTAL CORPORATE BONDS (Cost $117,960,915)			118,690,456

FOREIGN ISSUER BONDS	2.1%
Latam Airlines Group S.A.(a)(c) 13.38%, 10/15/27		10,000,000	11,212,290
Rakuten Group, Inc.(a) 11.25%, 02/15/27		2,000,000	2,119,145

TOTAL FOREIGN ISSUER BONDS (Cost $13,183,418)			13,331,435

MORTGAGE-BACKED SECURITIES	18.3%
PRIVATE	9.4%
Home Equity	7.0%
Angel Oak Mortgage Trust Series 2022-3(a)(h) 4.13%, 01/10/67		5,905,475	5,386,332
Barclays Mortgage Loan Trust Series 2022-INV1(a)(h) 4.55%, 02/25/62		8,472,800	6,529,690
CFMT LLC Series 2023-H12(a) 4.25%, 04/25/33		5,000,000	4,261,326
CWHEQ Home Equity Loan Trust Series 2006-S2(f) 5.60%, 07/25/27		272,073	230,337
CWHEQ Home Equity Loan Trust Series 2006-S3 (Step to 6.21% on 05/25/24)(c)(i)(j) 5.54%, 06/25/21		2	552,000
CWHEQ Home Equity Loan Trust Series 2006-S5(c)(j) 5.75%, 06/25/35		6	1,625,260
FIGRE Trust Series 2024-HE1(a)(h) 10.03%, 03/25/54		1,000,000	1,005,732
Home Equity Mortgage Trust Series 2006-3 (Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor)(b)(f) 5.90%, 09/25/36		2,708,000	1,550
Home Equity Mortgage Trust Series 2006-3 (Step to 5.67% on 04/25/24)(f)(i) 6.09%, 09/25/36		2,646,676	102,691
Home Equity Mortgage Trust Series 2006-4 (Floating, CME Term SOFR 1M + 0.61%, 0.46% Floor)(b)(c)(f) 3.99%, 11/25/36		4,391,000	128
Home Equity Mortgage Trust Series 2006-4 (Floating, CME Term SOFR 1M + 0.61%, 0.46% Floor)(b)(f) 5.94%, 11/25/36		1,354,000	448

See Notes to Financial Statements.

5

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Home Equity Mortgage Trust Series 2006-4(f) 6.23%, 11/25/36		$1,666,325	$79,150
Home Equity Mortgage Trust Series 2006-5 (Floating, CME Term SOFR 1M + 0.51%, 0.46% Floor)(b)(f) 5.84%, 01/25/37		262,403	13,120
Imperial Fund Mortgage Trust Series 2022-NQM4 (Step to 5.02% on 05/25/24)(a)(i) 5.04%, 06/25/67		4,000,000	3,200,050
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.31% on 08/25/26)(a)(i) 6.25%, 08/25/67		4,125,000	3,951,699
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, CME Term SOFR 1M + 0.55%, 0.44% Floor)(b)(c) 5.88%, 12/16/35		1,020,149	816,119
JP Morgan Resecuritization Trust Series 2009-7(a)(h) 7.00%, 09/27/37		9,586,710	4,156,245
PRPM Trust Series 2022-INV1(a)(h) 4.44%, 04/25/67		2,600,000	2,098,718
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.79% - CME Term SOFR 1M, 5.90% Floor)(b)(c)(k) 0.46%, 07/25/36		11,965,592	866,099
Saluda Grade Alternative Mortgage Trust Series 2023-SEQ3(a)(h) 10.25%, 06/01/53		10,502,250	10,595,002

Total Home Equity (Cost $49,528,206)			45,471,696

Commercial Mortgage-Backed Securities	2.4%
CSMC Trust Series 2022-NQM4 (Step to 5.25% on 07/25/26)(a)(i) 4.82%, 06/25/67		4,372,787	4,255,304
Med Trust Series 2021-MDLN (Floating, CME Term SOFR 1M + 4.11%, 5.25% Floor)(a)(b) 9.44%, 11/15/38		7,961,790	7,946,867
Med Trust Series 2021-MDLN (Floating, CME Term SOFR 1M + 5.36%, 5.25% Floor)(a)(b) 10.69%, 11/15/38		2,985,671	2,980,075

Total Commercial Mortgage-Backed Securities (Cost $15,114,633)			15,182,246

U.S. GOVERNMENT AGENCIES	8.9%
Fannie Mae REMICS Series 2013-67 (Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap)(b)(c)(k) 0.66%, 07/25/43		8,262,241	926,941
Fannie Mae REMICS Series 2020-27 (Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap)(b)(c)(k) 0.51%, 07/25/43		17,631,848	1,669,748
Fannie Mae REMICS Series 2022-19 (Floating, 5.60% - U.S. 30-Day Average SOFR, 5.60% Cap)(b)(c)(k) 0.28%, 07/25/43		32,793,980	3,017,063
Freddie Mac REMICS Series 4833 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(c)(k) 0.56%, 10/15/44		17,618,022	1,545,578

See Notes to Financial Statements.

6

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Freddie Mac REMICS Series 5240 (Floating, 5.89% - U.S. 30-Day Average SOFR, 9999.00% Cap)(b)(c)(k) 0.54%, 03/25/50		$16,712,912	$1,819,799
FREMF Mortgage Trust Series 2019-KF59 (Floating, U.S. 30-Day Average SOFR + 6.11%, 6.00% Floor)(a)(b) 11.43%, 02/25/29		19,291,011	19,095,995
Government National Mortgage Association Series 2016-116 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(c)(k) 0.67%, 09/20/46		11,167,533	1,229,750
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(c)(k) 0.62%, 09/20/49		9,468,580	1,016,787
Government National Mortgage Association Series 2021-160 (Floating, 6.19% - CME Term SOFR 1M, 6.30% Floor)(b)(c)(k) 0.87%, 09/20/51		13,837,066	1,721,774
Government National Mortgage Association Series 2021-205 (Floating, 3.20% - U.S. 30-Day Average SOFR, 3.20% Cap)(b)(c)(k) 0.00%, 11/20/51		164,531,779	2,244,855
Government National Mortgage Association Series 2021-70(h)(k) 0.71%, 04/16/63		280,083,535	15,199,993
Government National Mortgage Association Series 2022-190 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Floor)(b)(c)(k) 0.67%, 08/20/49		32,555,327	3,044,971
Government National Mortgage Association Series 2023-135 (Floating, 28.17% - U.S. 30-Day Average SOFR, 28.17% Cap)(b) 5.12%, 09/20/53		4,915,321	5,237,841

TOTAL U.S. GOVERNMENT AGENCIES (Cost $71,007,539)			57,771,095

TOTAL MORTGAGE-BACKED SECURITIES (Cost $135,650,378)			118,425,037

MUNICIPAL BONDS	3.6%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		18,660,394	17,867,327
Puerto Rico Commonwealth Notes, Subseries CW(l) 0.00%, 11/01/43		8,877,387	5,131,130

TOTAL MUNICIPAL BONDS (Cost $21,316,175)			22,998,457

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	10.3%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(m)		66,919,108	66,919,108

TOTAL SHORT-TERM INVESTMENTS (Cost $66,919,108)			66,919,108

TOTAL INVESTMENTS (Cost $710,871,823)	105.5%		682,838,479

NET OTHER ASSETS (LIABILITIES)	(5.5)%		(35,536,674)

NET ASSETS	100.0%		$647,301,805

See Notes to Financial Statements.

7

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)Floating rate security. The rate presented is the rate in effect at March 31, 2024, and the related index and spread are shown parenthetically for each security.

(c)Non-income producing security.

(d)Zero coupon bond.

(e)Equity tranche security.

(f)Security valued pursuant to Level 3 unobservable inputs.

(g)Position is unfunded. Contract rate was not determined at March 31, 2024 and does not take effect until drawn.

(h)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(i)Step coupon bond. Rate as of March 31, 2024 is disclosed.

(j)FGIC insured bond in which the current value primarily relates to pending insurance payments.

(k)Interest only security.

(l)These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.

(m)7-day current yield as of March 31, 2024 is disclosed.

Abbreviations:

CLO – Collateralized Loan Obligation

Forward foreign currency exchange contracts at March 31, 2024:

Counterparty	Settlement Date	Currency Purchased	Currency Purchased Amount	Currency Sold	Currency Sold Amount	Unrealized Appreciation (Depreciation)
Goldman Sachs International	05/28/24	USD	2,160,543	EUR	1,990,000	$8,608

Swap Agreements outstanding at March 31, 2024:

Counterparty	Fund Pays	Fund Receives	Maturity Date	Currency	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	SPDR S&P 500 ETF	1-Day SOFR-0.25%	08/12/2024	USD	19,997,836	$(3,282,477)	$(3,282,477)

See Notes to Financial Statements.

8

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2024 (Unaudited)

River Canyon Total Return Bond Fund
Assets:
Investments, at value (Cost:$710,871,823)	$682,838,479
Foreign currencies (Cost:$174)	173
Cash collateral for derivatives	5,900,914
Receivable for interest	5,826,606
Receivable for dividends	221,601
Receivable for investments sold	26,540
Receivables for capital shares sold	1,419,685
Unrealized appreciation on forward foreign currency exchange contracts	8,608
Prepaid expenses	40,189

Total Assets	696,282,795

Liabilities:
Cash overdraft	59,631
Unrealized depreciation on total return swaps	3,282,477
Securities purchased payable	23,043,814
Payable for when-issued securities	21,694,518
Capital shares redeemed payable	62,177
Investment advisory fees payable	248,557
Accounting and Administration fees payable	473,069
Regulatory and Compliance fees payable	46,636
Trustee fees payable	74
Other accrued expenses and payables	70,037

Total Liabilities	48,980,990

Net Assets	$647,301,805

Institutional Shares:
Net assets	$647,301,805
Shares of common stock outstanding	64,413,707

Net asset value per share	$10.05

Net Assets:
Paid in capital	$723,583,858
Distributable earnings (loss)	(76,282,053)

Net Assets	$647,301,805

See Notes to Financial Statements.

9

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2024 (Unaudited)

River Canyon Total Return Bond Fund
Investment Income:
Dividend income	$1,279,290
Interest income	24,102,265

Total investment income	25,381,555

Operating expenses:
Investment advisory	1,877,732
Accounting and Administration	270,350
Regulatory and Compliance	136,734
Trustees	31,966
Legal	28,193
Other	91,564

Total expenses before reductions	2,436,539
Expenses reduced by Adviser	(558,808)

Net expenses	1,877,731

Net investment income	23,503,824

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gain (loss) from:
Investments	932,713
Forward foreign currency exchange contracts	(495,890)
Foreign currency	11,270

Net realized gain (loss)	448,093

Net change in unrealized appreciation (depreciation) on:
Investments	14,083,198
Foreign currency translations	17,666
Forward foreign currency exchange contracts	22,375
Swap agreements	(3,912,130)

Net change in unrealized appreciation (depreciation)	10,211,109

Net realized and unrealized gains from investment activities	10,659,202

Change in Net Assets Resulting from Operations	$34,163,026

See Notes to Financial Statements.

10

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2024 (Unaudited) and the year ended September 30, 2023

	River Canyon Total Return Bond Fund
	2024	2023
Increase (decrease) in net assets:
Operations:
Net investment income	$23,503,824	$36,019,142
Net realized gains (losses) from investment transactions	448,093	270,249
Change in unrealized appreciation (depreciation) on investments	10,211,109	(8,463,869)

Change in net assets resulting from operations	34,163,026	27,825,522

Dividends paid to shareholders:
From distributable earnings	(24,766,939)	(37,841,846)

Total dividends paid to shareholders	(24,766,939)	(37,841,846)

Capital Transactions:
Proceeds from sale of shares	171,100,596	330,916,265
Value of shares issued to shareholders in reinvestment of dividends	22,891,207	34,625,289
Value of shares redeemed	(89,140,601)	(323,047,552)

Change in net assets from capital transactions	104,851,202	42,494,002

Change in net assets	114,247,289	32,477,678
Net assets:
Beginning of year	533,054,516	500,576,838

End of year	$647,301,805	$533,054,516

Share Transactions:
Sold	17,097,859	32,914,124
Reinvested	2,293,738	3,468,184
Redeemed	(8,916,477)	(32,158,774)

Change	10,475,120	4,223,534

See Notes to Financial Statements.

11

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	River Canyon Total Return Bond Fund
	Six Months Ended March 31, 2024	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019
	(Unaudited)
Net asset value, beginning of period	$9.88	$10.07		$11.14		$10.92		$11.17	$10.41

Income (loss) from operations:
Net investment income	0.41	0.80		0.49		0.40		0.33	0.24
Net realized and unrealized gains (losses) from investments	0.19	(0.16)		(1.09)		0.46		0.02	0.79

Total from investment operations	0.60	0.64		(0.60)		0.86		0.35	1.03

Less distributions paid:
From net investment income	(0.43)	(0.83)		(0.47)		(0.40)		(0.35)	(0.27)
From net realized gains on investments	—	—		—		(0.24)		(0.25)	—

Total distributions paid	(0.43)	(0.83)		(0.47)		(0.64)		(0.60)	(0.27)

Change in net asset value	0.17	(0.19)		(1.07)		0.22		(0.25)	0.76

Net asset value, end of period	$10.05	$9.88		$10.07		$11.14		$10.92	$11.17

Total return(a)	5.93%	6.70	%(b)	(5.60%)		8.10%		3.20%	10.16%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$647,302	$533,055		$500,577		$868,654		$166,302	$115,186
Ratio of net expenses to average net assets(c)	0.65%	0.67	%(d)	0.65%		0.66	%(d)	0.65%	0.65%
Ratio of net investment income to average net assets(c)	8.15%	7.99%		4.41%		3.51%		3.02%	2.60%
Ratio of gross expenses to average net assets(c), (e)	0.84%	0.89%		0.82%		0.88%		1.06%	1.48%
Portfolio turnover rate(a)	18.23%	71.33%		122.12	%(f)	55.64%		44.82%	30.46%

(a)	Not annualized for periods less than one year.
(b)	The Adviser reimbursed the Fund $67,395 during the period in connection with an error. Such reimbursement was 0.02% to the Fund’s total return on the payment date.
(c)	Annualized for periods less than one year.
(d)

Expenses include interest expense on reverse repurchase agreements of 0.01% and 0.02% for the year ended September 30, 2021 and September 30, 2023, respectively, which is excluded from the Fund’s contractual expense limit.

(e)	During the periods shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(f)	The portfolio turnover rate increased during the year in connection with increased shareholder activity in the Fund.

See Notes to Financial Statements.

12

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “Fund”) is a series of the Trust which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). During that time, investments in the Fund were made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment.

The investment objective of the Fund is to seek to maximize total return. The Fund has been managed as a diversified fund pursuant to Section 5(b) of the 1940 Act since July 2018. Effective April 26, 2021, the Fund determined to continue to be managed as a diversified fund.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1—quoted prices in active markets for identical assets

• Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated.

13

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Forward contracts are typically classified within Level 2 of the fair value hierarchy.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty as noted in the “Swap Contracts” note in these notes to financial statements.

The Trustees have designated River Canyon Fund Management LLC, as investment adviser to the Fund, as the Fund’s Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) according to policies approved by the Board.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2024 in valuing the Fund’s investments based upon the three fair value levels defined above:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities:
Asset-Backed Securities	$—	$251,797,152	$8,111,910	$259,909,062
Bank Debts	—	82,564,924	—	82,564,924
Corporate Bonds	—	118,690,456	—	118,690,456
Foreign Issuer Bonds	—	13,331,435	—	13,331,435
Mortgage-Backed Securities	—	117,997,613	427,424	118,425,037
Municipal Bonds	—	22,998,457	—	22,998,457
Short-Term Investments	66,919,108	—	—	66,919,108

Total Investments in Securities	$66,919,108	$607,380,037	$8,539,334	$682,838,479

Other Financial Instruments:
Forward Foreign Currency Contracts*	—	8,608	—	8,608
Total Return Swaps*	—	(3,282,477)	—	(3,282,477)

Total Other Financial Instruments	$—	$(3,273,869)	$—	$(3,273,869)

Total Investments	$66,919,108	$604,106,168	$8,539,334	$679,564,610

*	These investments are reflected in the financial statements at the unrealized gain or loss on the investment.

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ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

The Level 3 securities noted above were held at the prior year end or transferred into Level 3 during the current period ended March 31, 2024. The value of these securities compared to the total Fund net assets is not material and, therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered.

REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers securities in exchange for cash to a counterparty, with a simultaneous agreement to repurchase the same or substantially same securities at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the securities delivered to the counterparty during the term of the agreement. Cash received in exchange for the securities delivered will accrue interest to be paid by the Fund to the counterparty and is recorded as a component of interest expense on the Statement of Operations. The Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under the agreements. As of March 31, 2024, there were no reverse repurchase agreements held by the Fund.

DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may engage in various portfolio strategies to seek to increase their return by hedging the portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Fund, in its normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s exposure may include future claims that may be made against the Fund that have not yet occurred.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” requires additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedule of Investments and in the Notes to Financial Statements.

Forward Foreign Currency Contracts—The Fund may enter into forward foreign currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These

15

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swap Contracts—The Fund may enter into swap agreements, such as total return swaps.

Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of the Fund’s portfolio, to protect the Fund’s value from changes in interest rates, to expose the Fund to a different security or market or to help the Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, the Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement).

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Fund’s Valuation Designee.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations. If any, realized gains/losses on swap agreements would be included in Net realized gain (loss) on swap agreements in the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a monthly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

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ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, redemption in-kind, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2024, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s tax return for the tax years ended September 30, 2023, 2022, 2021 and 2020 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B. Fees and Transactions with Affiliates and Other Parties

River Canyon Fund Management LLC (the “Adviser” or “River Canyon”), which is registered under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Under the terms of the Trust’s Second Amended and Restated Investment Advisory Agreement (the “Agreement”) with the Adviser, the Fund pays the Adviser an advisory fee computed and accrued daily and paid monthly at the annual rate of 0.65% of average daily net assets. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” expenses on the Statement of Operations.

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $25,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” expenses on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”, d/b/a ACA Group) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual asset-based fee, a basis-point fee based on the Fund’s daily net assets, subject to an overall annual minimum fee of $125,000 for these services, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

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ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

The officers of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2024, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $132,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2024, the aggregate Trustee compensation paid by the Trust was $198,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.65% of the average daily net assets of the Fund until January 28, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

For the six months ended March 31, 2024, the Fund incurred advisory fees payable to River Canyon, expense waivers/reimbursements from River Canyon, and paid expense recoupments to River Canyon as follows:

Fund	Advisory Fee to River Canyon	Expenses Reduced by River Canyon	Advisory Waivers Recouped by River Canyon
River Canyon Total Return Bond Fund	$1,877,732	$558,808	$—

The balances of recoverable expenses to River Canyon by the Fund at March 31, 2024 were as follows:

For the:	Expiring	River Canyon Total Return Bond Fund
Year Ended September 30, 2021	September 30, 2024	$932,666
Year Ended September 30, 2022	September 30, 2025	1,483,301
Year Ended September 30, 2023	September 30, 2026	973,234
Six months ended March 31, 2024	September 30, 2027	558,808

Balances of Recoverable Expenses to the Adviser		$3,948,009

C. Investment Transactions

For the six months ended March 31, 2024, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Fund	Cost of Purchases	Proceeds from sales
River Canyon Total Return Bond Fund	$228,560,202	$95,073,070

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ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

D. Derivative Instruments

Below are the types of derivatives by primary risk exposure as presented in the Statement of Assets & Liabilities as of March 31, 2024:

		Assets		Liabilities
Fund	Contract Type	Statement of Assets Location	Value	Statement of Liabilities Location	Value
River Canyon Total Return Bond Fund	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$8,608	Unrealized depreciation on forward foreign currency exchange contracts	$—
	Equity contracts	Unrealized appreciation on swap agreements	—	Unrealized depreciation on swap agreements	3,282,477

The following table, set forth by primary risk exposure, displays the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the period ended March 31, 2024:

Fund	Contract Type	Statement of Operations Location	Amount of Realized Gain (Loss) on Derivative Contracts
River Canyon Total Return Bond Fund	Foreign exchange contracts	Net realized gain (loss) from forward foreign currency exchange contracts	$(495,890)
	Equity contracts	Net realized gain (loss) from swap agreements	—

Fund	Contract Type	Statement of Operations Location	Change in Unrealized Appreciation (Depreciation) on Derivative Contracts
River Canyon Total Return Bond Fund	Foreign exchange contracts	Change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$22,375
	Equity contracts	Change in unrealized appreciation (depreciation) on swap agreements	(3,912,130)

Volume of derivative activity for the period ended March 31, 2024:

	Foreign Exchange Contracts		Equity Contracts
Fund	Number Of Trades	Average Notional Amount	Number Of Trades	Average Notional Amount
River Canyon Total Return Bond Fund	2	$8,658,443	5	$3,999,567

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ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

At March 31, 2024, derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral (received)/pledged by the Trust are as follows:

	Derivative Assets			Derivative Liabilities
Counterparty	Foreign exchange contracts	Swaps	Total	Foreign exchange contracts	Swaps	Total	Net Derivatives Assets (Liabilities)	Collateral (Received)/ Pledged	Net Exposure
Goldman Sachs International	$8,608	$—	$8,608	$—	$(3,282,477)	$(3,282,477)	$(3,273,869)	$5,900,914	$2,627,045

E. Federal Income Tax

As of March 31, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$709,217,092	$11,054,555	$(40,085,993)	$(29,031,438)

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2023 and September 30, 2022 for the Fund was as follows:

River Canyon Total Return Bond Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2023	$37,841,846	$—	$37,841,846	$—	$37,841,846
2022	35,831,722	—	35,831,722	—	35,831,722

As of the tax year ended September 30, 2023, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized (Depreciation)	Total Accumulated (Deficit)
River Canyon Total Return Bond Fund	$1,700,739	$—	$1,700,739	$—	$(43,525,484)	$(43,853,395)	$(85,678,140)

As of the tax year ended September 30, 2023, capital losses incurred by the Fund are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
River Canyon Total Return Bond Fund	$36,119,452	$7,406,032

F. Concentration of Ownership

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

20

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

G. Other Risks

The Fund is subject to market risk, which is the risk related to investments in securities in general and the daily fluctuations in the securities markets. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to many factors, including fluctuation in interest rates, lack of liquidity in the bond market, national and international economic conditions, adverse investor sentiment, natural disasters, pandemics (e.g., COVID-19), climate change and climate-related events, disruptions to business operations and supply chains, staffing shortages, regulatory events and governmental or quasi-governmental actions and general market conditions. Global economies and financial markets are increasingly interconnected and events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. These events can have a significant impact on the Fund’s operations and performance.

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ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

A. Security Allocation as of March 31, 2024

Market Exposure
Securities	% of Net Assets
Asset-Backed Securities	40.1%
Corporate Bonds	18.3
Mortgage-Backed Securities	18.3
Bank Debts	12.8
Municipal Bonds	3.6
Foreign Issuer Bonds	2.1
Total Securities	95.2%
Total Return Swaps	(0.5)
Forward Foreign Currency Contracts	0.0 (a)
Total Investments	94.7%

(a) Amount rounds to less than 0.05%.

5 Largest Fixed Income Security Positions
Issuer	% of Net Assets
LABL, Inc. 10.50%, 7/15/27	3.7%
Verscend Holding Corp. 9.32%, 8/27/25	3.3
CT Technologies Intermediate Holdings, Inc. 9.57%, 12/16/25	3.0
FREMF Mortgage Trust Series 2019-KF59 11.43%, 2/25/29	2.9
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 8/20/40	2.8
Total	15.7%

B. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2023 and held for the entire period through March 31, 2024.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense Ratio	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid 10/1/23-3/31/24*
Actual	0.65%	$1,000.00	$1,059.30	$3.35
Hypothetical	0.65%	$1,000.00	$1,021.75	$3.29

*

Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (183), and divided by the number of days in the current year (366).

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ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

C. Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the SEC adopted Rule 22e-4 under the 1940 Act. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the SEC adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the SEC when certain liquidity-related events occur.

The Board approved the appointment of the Adviser’s Liquidity Risk Management Committee as the administrator of the LRMP for the Fund on March 6, 2019. The Board approved the LRMP at its regular board meeting on September 11, 2019. At the Board’s regular meeting on March 6-7, 2024, the Trust’s Chief Compliance Officer and the Adviser each provided a report to the Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Fund’s investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser has contracted with a third party provider of liquidity monitoring services. The Adviser supplies portfolio-level data and certain assumptions to this provider, which the provider uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information.

The LRMP effectively managed the Fund’s liquidity risks for the twelve-month period ended December 31, 2023. During this period, the Fund held no less than 50% of its total net assets in highly liquid investments. Because the Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Fund, and the Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

D. Other Information

Investors may obtain a copy of the proxy voting policies and procedures of the Fund by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 800-245-0371 (toll free) or 312-557-0164. Information about how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust at 800-245-0371 (toll free) or 312-557-0164 and on the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at 800-245-0371 (toll free).

23

Investment Adviser

River Canyon Fund Management LLC

2728 North Harwood Street, 2nd Floor

Dallas, Texas 75201

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

111 S. Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

800-245-0371 (toll free) or 312-557-0164

RC 03/24

NTAM TREASURY ASSETS FUND

SEMI-ANNUAL REPORT

MARCH 31, 2024

The Securities and Exchange Commission (“SEC”) recently adopted a rule requiring mutual funds to produce “concise and visually engaging” annual and semi-annual reports to shareholders. This streamlined format is intended to highlight key information for retail shareholders to permit them to assess and monitor their fund investments. More detailed information that has historically been part of shareholder reports, such as the shareholder letter, financial statements, and financial highlights, will not appear in the new streamlined shareholder reports, but will be available free of charge upon request to the Fund or via the Fund’s Form N-CSR filed with the SEC on its EDGAR database. The compliance date for funds to implement streamlined shareholder reports is July 24, 2024; therefore, the Fund will issue its first streamlined shareholder reports beginning with its September 30, 2024 annual report. The new rule requires that a hard copy of the Fund’s streamlined shareholder report be mailed to each shareholder, unless the shareholder elects to receive such reports electronically. If you wish to ‘opt-in’ for electronic delivery of the Fund’s annual and semi-annual shareholder reports, please contact your financial advisor (or, for direct shareholders, please contact the Fund at 855-351-4583 (toll free)) for assistance in enrolling your account in paperless (i.e., electronic) delivery of shareholder materials.

This report is submitted for the general information of the shareholders of the NTAM Treasury Assets Fund (the “Fund”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

March 31, 2024 (Unaudited)

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount (000s)	Value (000s)
U.S. TREASURY OBLIGATIONS	55.9%
U.S. Treasury Bills	45.4%
5.14%, 4/2/24(a)		$5,000	$4,999
5.37%, 4/18/24(a)		45,000	44,887
5.12%, 4/25/24(a)		50,000	49,823
5.31%, 4/25/24(a)		100,000	99,646
5.14%, 5/9/24(a)		35,000	34,806
5.25%, 5/9/24(a)		45,000	44,751
5.13%, 5/16/24(a)		35,000	34,770
5.25%, 5/16/24(a)		35,000	34,770
5.26%, 5/16/24(a)		85,000	84,441
4.91%, 5/21/24(a)		250,000	248,170
4.97%, 6/4/24(a)		75,000	74,313
5.17%, 6/6/24(a)		20,000	19,809
5.18%, 6/6/24(a)		45,000	44,569
5.24%, 6/6/24(a)		65,000	64,378
5.15%, 6/13/24(a)		80,000	79,151
5.18%, 6/13/24(a)		35,000	34,629
5.16%, 6/20/24(a)		10,000	9,883
5.04%, 7/2/24(a)		20,000	19,733
5.05%, 7/11/24(a)		40,000	39,435
5.08%, 7/11/24(a)		175,000	172,529
5.03%, 7/16/24(a)		30,000	29,540
5.05%, 7/18/24(a)		148,000	145,776
5.09%, 7/18/24(a)		35,000	34,474
5.01%, 7/25/24(a)		75,000	73,798
5.06%, 7/25/24(a)		100,000	98,397
5.07%, 7/30/24(a)		180,000	176,900
5.02%, 8/1/24(a)		100,000	98,304
5.04%, 8/1/24(a)		40,000	39,322
5.06%, 8/8/24(a)		50,000	49,096
5.12%, 8/15/24(a)		100,000	98,071
5.12%, 8/22/24(a)		100,000	97,971
5.17%, 8/22/24(a)		35,000	34,290
5.12%, 8/29/24(a)		100,000	97,863
5.09%, 9/26/24(a)		180,000	175,456
5.11%, 4/4/24(a)		65,000	64,971
4.91%, 4/9/24(a)		89,400	89,295
4.91%, 4/16/24(a)		110,000	109,758
5.32%, 4/18/24(a)		45,000	44,887
4.91%, 4/23/24(a)		62,250	62,049
5.11%, 4/25/24(a)		50,000	49,823
5.19%, 5/23/24(a)		47,400	47,042
5.16%, 5/30/24(a)		140,000	138,794
5.14%, 6/6/24(a)		80,000	79,234

See Notes to Financial Statements.
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ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets		Principal Amount (000s)	Value (000s)
5.14%, 6/13/24(a)			$40,000	$39,576
5.15%, 6/20/24(a)			55,000	54,359
5.13%, 6/27/24(a)			270,000	266,589
5.01%, 7/11/24(a)			150,000	147,882
5.03%, 8/8/24(a)			50,000	49,096

				3,732,105

U.S. Treasury Floating Rate Notes	10.5%
(Floating, U.S. Treasury 3M Bill MMY - 0.08%) 5.23%, 4/1/24(b)			190,000	189,992
(Floating, U.S. Treasury 3M Bill MMY + 0.04%) 5.34%, 4/1/24(b)			25,000	24,999
(Floating, U.S. Treasury 3M Bill MMY + 0.13%) 5.43%, 4/1/24(b)			80,000	79,978
(Floating, U.S. Treasury 3M Bill MMY + 0.14%) 5.44%, 4/1/24(b)			295,000	295,106
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 5.47%, 4/1/24(b)			110,000	110,073
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 5.49%, 4/1/24(b)			100,000	99,982
(Floating, U.S. Treasury 3M Bill MMY + 0.25%) 5.55%, 4/1/24(b)			65,905	65,961

				866,091

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,598,196)				4,598,196

REPURCHASE AGREEMENTS	47.2%
Citigroup Global Markets, Inc., dated 3/28/24, repurchase price $1,000,591, 5.32%, 4/1/24(c)			1,000,000	1,000,000
Citigroup Global Markets, Inc., dated 3/28/24, repurchase price $1,001, 5.32%, 4/1/24(c)			1,000	1,000
Federal Reserve Bank of New York, dated 3/28/24, repurchase price $1,890,112, 5.30%, 4/1/24(d)			1,889,000	1,889,000
JPMorgan Securities LLC, dated 3/28/24, repurchase price $1,000,591, 5.32%, 4/1/24(e)			1,000,000	1,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,890,000)				3,890,000

TOTAL INVESTMENTS (Cost $8,488,196)	103.1%			8,488,196
NET OTHER ASSETS (LIABILITIES)	(3.1%	)		(253,819)

NET ASSETS	100.0%			$8,234,377

(a) Discount rate at the time of purchase.

(b) Variable rate security. Rate as of March 31, 2024 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(c) The nature and terms of the collateral received for the repurchase agreements are as follows:

Citigroup Global Markets Inc.	Value (000s)	Coupon Rates	Maturity Dates

U.S. Treasury Floating Rate Notes	$1,021,020	0.25% — 5.00%	9/30/25 — 2/15/34

(d) The nature and terms of the collateral received for the repurchase agreements are as follows:

Federal Reserve Bank of New York	Value (000s)	Coupon Rates	Maturity Dates

U.S. Treasury Bonds	$25,003	2.25% — 4.38%	4/15/29 — 8/15/42
U.S. Treasury Notes	$1,864,275	0.38% — 3.13%	8/15/24 — 2/15/32

Total	$1,889,278

(e) The nature and terms of the collateral received for the repurchase agreements are as follows:

See Notes to Financial Statements.
2

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

JP Morgan	Value (000s)	Coupon Rates	Maturity Dates

U.S. Treasury Bonds	$279,446	1.75%	1/15/28
U.S. Treasury Notes	$740,554	0.13%	10/15/24

Total	$1,020,000

At March 31, 2024 the asset allocations for the NTAM Treasury Assets Fund were:

Asset Allocation (Unaudited)	% of Net Assets
U.S. Treasury Bills	45.4%
U.S. Treasury Floating Rate Notes	10.5
Repurchase Agreements	47.2
Total	103.1%

See Notes to Financial Statements.
3

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2024 (Unaudited)

Amounts in thousands	NTAM Treasury Assets Fund

Assets:
Investments, at value (Cost: $4,598,196)	$4,598,196
Repurchase agreements, cost equals fair value	3,890,000
Cash	41
Receivable for interest	10,234
Prepaid expenses	58

Total Assets	8,498,529

Liabilities:
Securities purchased payable	227,415
Distributions payable to shareholders	35,444
Investment advisory fees payable	538
Accounting and Administration fees payable	653
Regulatory and Compliance fees payable	60
Other accrued expenses and payables	42

Total Liabilities	264,152

Net Assets	$8,234,377

Net Assets	$8,234,377
Shares of common stock outstanding	8,234,430

Net asset value per share	$1.00

Net Assets:
Paid in capital	$8,234,376
Distributable earnings	1

Net Assets	$8,234,377

See Notes to Financial Statements.
4

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2024 (Unaudited)

Amounts in thousands	NTAM Treasury Assets Fund

Investment Income:
Interest income	$197,128
Operating expenses:
Investment advisory	4,014
Accounting and Administration	486
Regulatory and Compliance	179
Trustees	32
Other	97

Total expenses	4,808
Expenses reduced by Service Providers	(1,113)

Net expenses	3,695

Net investment income	193,433

Realized Gains from Investment Activities:
Net realized gains from investment transactions	41

Net realized gains from investment activities	41

Change in Net Assets Resulting from Operations	$193,474

See Notes to Financial Statements.
5

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2024 (Unaudited) and the year ended September 30, 2023

	NTAM Treasury Assets Fund

Amounts in thousands	March 31, 2024	September 30, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$193,433	$340,544
Net realized gains from investment transactions	41	18

Change in net assets resulting from operations	193,474	340,562

Dividends paid to shareholders:
From distributable earnings	(193,433)	(340,545)

Total dividends paid to shareholders	(193,433)	(340,545)

Capital Transactions:
Proceeds from sale of shares	6,814,000	11,275,000
Value of shares issued to shareholders in reinvestment of dividends	196,216	316,678
Value of shares redeemed	(7,538,459)	(10,514,955)

Change in net assets from capital transactions	(528,243)	1,076,723

Change in net assets	(528,202)	1,076,740
Net assets:
Beginning of period	8,762,579	7,685,839

End of period	$8,234,377	$8,762,579

Share Transactions
Sold	6,814,000	11,275,000
Reinvested	196,216	316,678
Redeemed	(7,538,459)	(10,514,955)

Change	(528,243)	1,076,723

See Notes to Financial Statements.
6

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	NTAM Treasury Assets Fund

	Six Months Ended March 31, 2024, (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Income (loss) from operations:
Net investment income	0.03	0.04	0.01	—	(a)	0.01		0.02
Net realized gains from investments(a)	—	—	—	—		—		—

Total from investment operations	0.03	0.04	0.01	—		0.01		0.02

Less distributions paid:
From net investment income	(0.03)	(0.04)	(0.01)	(—	)(a)	(0.01)		(0.02)
From net realized gains on investments	—	—	— (a)	(—	)(a)	(—	)(a)	(—	)(a)

Total distributions paid	(0.03)	(0.04)	(0.01)	—		(0.01)		(0.02)

Change in net asset value	—	—	—	—		—		—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total return(b)	2.68%	4.47%	0.66%	0.03%		1.06%		2.28%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$8,234,377	$8,762,579	$7,685,839	$7,729,359		$7,012,840		$8,037,595
Ratio of net expenses to average net assets(c)	0.10%	0.10%	0.09%	0.07%		0.10%		0.10%
Ratio of net investment income to average net assets(c)	5.31%	4.46%	0.68%	0.02%		0.93%		2.25%
Ratio of gross expenses to average net assets(c), (d)	0.13%	0.13%	0.13%	0.13%		0.13%		0.13%

(a)	Amount is less than $0.005 per share.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the periods shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements.
7

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Fund is a series of the Trust, and commenced operations on April 4, 2018. Shares of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund may be made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act.

The Fund is a diversified fund. The investment objective of the Fund is to seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in United States (“U.S.”) Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.

The Fund operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.	Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at amortized cost, which approximates fair value. Under this method, investments purchased at a discount or premium are valued by accruing or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. The Trustees have designated Northern Trust Investments, Inc., as investment adviser to the Fund, as the Fund’s Valuation Designee with responsibility for establishing fair value when amortized cost does not approximate fair value.

The following is a summary of the valuation inputs used as of March 31, 2024 in valuing the Fund’s investments based upon the three fair value levels as follows:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Amounts in thousands	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments held by the NTAM Treasury Assets Fund*	$—	$8,488,196	$—	$8,488,196

*	See additional categories in the Schedule of Investments.

8

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

As of March 31, 2024, there were no Level 1 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended March 31, 2024.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which it purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Fund to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited. The Fund has entered into such repurchase agreements at March 31, 2024, as reflected in the accompanying Schedule of Investments.

	Gross Amounts not Offset in the
Amounts in thousands	Statement of Assets and Liabilities
	Gross Amounts of Assets
Counterparty	Presented in Statements of Assets and Liabilities	Financial Instruments*	Net Amount
Citigroup Global Markets, Inc	$1,001,000	$(1,001,000)	$—
Federal Reserve Bank of New York	1,889,000	(1,889,000)	—
JPMorgan Securities LLC	1,000,000	(1,000,000)	—

	$3,890,000	$3,890,000	$—

* Collateral received is reflected up to the fair market value of the repurchase agreement.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net income are declared daily and paid monthly by the Fund to its shareholders. Net income includes the interest accrued on the Fund’s assets less estimated expenses. The Fund’s net realized short-term capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment

9

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2024, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2023, 2022, 2021, and 2020 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B.	Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Northern Trust Investments, Inc. (the “Adviser” or “NTI”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the annualized rate of 0.11%.

Foreside Financial Services, LLC (the “Placement Agent”) provides private placement services to the Fund pursuant to a placement agent agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Placement Agent acts as an agent of the Trust in connection with the offering of the shares of the Fund on a private placement basis to eligible investors only. The Adviser, at its own expense, pays the Placement Agent an asset-based fee, which is calculated and billed monthly, for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”), an affiliate to NTI, serves as the administrator, transfer agent, custodian, and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund pays Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

The officers of the Trust are affiliated with Foreside, Northern Trust, or the Placement Agent and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2024, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their

10

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

services based on an annual retainer of $132,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2024, the aggregate Trustee compensation paid by the Trust was $198,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of the compensation paid to each Independent Trustee, expenses associated with an Independent Trustee’s attendance at Board meetings and other Trust related travel, expenses of third party consultants engaged by the Board, any membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to 0.10% of the average daily net assets of the Fund until January 28, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (exclusive of the compensation paid to each Independent Trustee, expenses associated with an Independent Trustee’s attendance at Board meetings and other Trust related travel, expenses of third party consultants engaged by the Board, any membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and/or reimburse expenses automatically renews annually from year to year on the effective date of each subsequent annual update to the Fund’s registration statement, until such time as the Adviser provide written notice of non-renewal.

The Adviser may reimburse additional expenses or waive all or a portion of the management fee of the Fund from time to time, including to avoid a negative yield, and such amounts are not subject to recoupment in future periods. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. During the six months ended March 31, 2024, the Adviser did not voluntarily waive or reimburse any additional expenses.

For the six months ended March 31, 2024, the Fund incurred advisory fees payable to NTI, contractual expense waivers and/or reimbursements from NTI, and paid expense recoupments to NTI, as follows:

Amounts in thousands	Advisory Fee to NTI	Expenses Reduced by NTI	Advisory Fees Recouped by NTI

NTAM Treasury Assets Fund	$4,014	$1,113	$—

The balances of recoverable expenses to NTI by the Fund at March 31, 2024 were as follows (in thousands):

For the:	Expiring	NTAM Treasury Assets Fund
Period ended September 30, 2021	September 30, 2024	$2,217
Year ended September 30, 2022	September 30, 2025	2,305
Year ended September 30, 2023	September 30, 2026	2,297
Six months March 31, 2024	September 30, 2027	1,113

Balances of Recoverable Expenses to the Adviser		$7,932

C.	Other Risks

General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, disruptions to business operations and supply chains, staffing shortages, or adverse investor sentiment could cause the value of your investment in the Fund, or its yield, to decline. The market value of the securities in which the Fund invests may

11

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

be impacted in response to the prospects of particular sectors or governments, general economic conditions, and/or other events (such as pandemics, terrorism, etc.) throughout the world due to increasingly interconnected global economies and financial markets. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. These events can have a significant impact on the Fund’s operations and performance.

D.	Federal Income Tax

As of March 31, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Amounts in thousands	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NTAM Treasury Assets Fund	$8,488,196	$—	$—	$—

The tax character of distributions paid to shareholders during the latest tax periods ended September 30, 2023 and September 30, 2022 for the Fund were as follows:

Amounts in thousands	Ordinary Income	Net Long Term Gains	Total Taxable Distributions Paid	Tax Return of Capital	Total Distributions Paid
2023	$316,676	$—	$316,676	$—	$316,676
2022	38,953	—	38,953	—	38,953

As of the latest tax year ended September 30, 2023, the components of accumulated earnings on a tax basis were as follows:

Amounts in thousands	Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Depreciation	Total Accumulated Earnings
NTAM Treasury Assets Fund	$38,228	$ —	$38,228	$(38,227)	$(40)	$ —	$(39)

At September 30, 2023, non-expiring capital losses incurred by the Fund are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
NTAM Treasury Assets Fund	$(40)	$—

12

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

A.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2023 and held for the entire period through March 31, 2024.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense Ratio	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid 10/1/23-3/31/24*
Actual	0.10%	$1,000.00	$1,026.80	$0.51
Hypothetical	0.10%	$1,000.00	$1,024.50	$0.51

*

Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (183), and divided by the number of days in the current year (366).

B.	Board Approval of Investment Advisory Agreement

Section 15 of the 1940 Act requires that the Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the Fund be approved by a majority of the Board, including a majority of the Trustees who are not Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at an in-person meeting held on December 14, 2023.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board examined the nature, extent and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience in managing the investment strategy of the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices.

13

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

The Board noted that the Adviser was affiliated with the Trust’s fund administrator, transfer agent, and fund accountant as those services are provided by The Northern Trust Company. Taking into account the personnel involved in servicing the Fund as well as the materials and services provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

The Board reviewed the investment performance of the Fund and the overall performance of the Adviser to the Fund. As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”). The FUSE Report consisted of comparisons of the performance of the Fund to the performance of (i) its selected benchmark, (ii) another mutual fund with a similar investment strategy as the Fund (the “Similar NTI Money Market Fund”), (iii) the NTAM Fund and 14 other taxable money market funds selected by FUSE with similar pricing characteristics (the “Peer Group”), and (iv) the Peer Group and all other taxable money market funds with similar pricing features (the “Peer Universe”). The Board noted the performance for the three-month, one-year, three-year, five-year, and since inception periods through September 30, 2023 for the benchmark, Peer Group and Peer Universe and the one-year, three-year, five-year, and since inception periods through September 30, 2023 for the Similar NTI Money Market Fund. After considering the information presented, the Board expressed satisfaction with the performance of the Fund and the Advise

The Board considered the cost of services provided and the profits realized by the Adviser and, among other things, discussed the Adviser’s assertions related to profitability. The Board then reviewed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser received a management fee of 0.11% of the average daily net assets of the Fund. Turning to total annual operating expenses, the Board noted that under the Expense Limitation Agreement, the Adviser had contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses to 0.10% annually. The Board noted that both the investment advisory fee and estimated total annual operating expenses for the Fund was in-line with the investment advisory fees and annual total operating expenses for the Peer Group and the Peer Universe as set forth in the FUSE Report. Among other factors considered when reviewing the advisory fee and the expense limitation was the fact that the Fund was not publicly marketed, but rather was privately placed. The Board concluded that the advisory fee and expense ratios were reasonable.

The Board considered the profitability of the Adviser’s relationship with the Fund. Referring to information provided by the Adviser, the Board determined that the profit earned by the Adviser for management of the Fund was not excessive.

In considering the economies of scale for the Fund, the Board considered that the Fund was a private placement and the size and scale had remained similar to its launch size. The Board determined the investment advisory fee to be appropriate and reasonable for the Fund at its size and scale and that no additional economies of scale were anticipated.

The Board considered that the Adviser may derive ancillary benefits from its management of the Fund and again considered that the Adviser was affiliated with the Fund’s administrator, transfer agent, and fund accountant.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to the various factors considered.

C.	Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Fund at NTAM Treasury Assets Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 855-351-4583 (toll free); and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Fund at 855-351-4583 (toll free); and (ii) on the SEC’s website at www.sec.gov.

The Fund files its complete Schedule of Portfolio Holdings with the SEC each month on Form N-MFP, which is available without charge on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings information available to shareholders at https://www.northerntrust.com/united-states/what-we-do/investment-management/northern-funds/ntam-treasury-assets-fund.

14

Investment Adviser

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

111 S. Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Placement Agent

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

855-351-4583 (toll free)

NT 03/24

(b) Not applicable

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 3, 2024

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2024